UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07923

City National Rochdale Funds

(Exact name of registrant as specified in charter)

400 North Roxbury Drive

Beverly Hills, California 90210

(Address of principal executive offices) (Zip code)

Rochelle Levy

400 North Roxbury Drive

Beverly Hills, CA 90210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-889-0799

Date of fiscal year end: September 30, 2023

Date of reporting period: March 31, 2023

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”), as amended (17 CFR § 270.30e-1) is attached hereto.

CITY NATIONAL ROCHDALE FUNDS

2023 SEMI-ANNUAL REPORT

MARCH 31, 2023

This report and the financial statements contained herein are provided for the general information of the shareholders of City National Rochdale Funds. This report is not authorized for distribution to prospective investors in City National Rochdale Funds unless preceded or accompanied by an effective prospectus. Please remember that past performance is no guarantee of future results.

Shares of City National Rochdale Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency and involve investment risks, including the possible loss of the principal amount invested.

TABLE OF CONTENTS

City National Rochdale Funds Semi-Annual Report

2	Schedule of Investments/Consolidated Schedule of Investments
101	Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities
104	Statements of Operations/Consolidated Statement of Operations
108	Statements of Changes in Net Assets/Consolidated Statements of Changes in Net Assets
112	Consolidated Statement of Cash Flows
114	Financial Highlights/Consolidated Financial Highlights
117	Notes to Financial Statements/Consolidated Notes to Financial Statements
131	Disclosure of Fund Expenses
133	Liquidity Risk Management Program

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Funds’ Form N-PORT and Form N-Q filings are available on the Commission’s website at http://www.sec.gov. The most current Form N-PORT filing is also available on the Funds’ website at www.citynationalrochdalefunds.com and without charge, upon request, by calling 1-888-889-0799.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the Funds’ portfolio securities, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-888-889-0799, (2) on the Funds’ website at www.citynationalrochdalefunds.com, and (3) on the Commission’s website at www.sec.gov.

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Government Money Market Fund

Description	Face Amount (000)	Value (000)
U.S. Government Agency Obligations [58.0%]
FFCB
4.870%, U.S. SOFR + 0.040%, 08/17/23(A)	$50,000	$50,000
4.930%, U.S. SOFR + 0.100%, 08/08/24(A)	25,000	25,000
4.920%, U.S. SOFR + 0.090%, 08/26/24(A)	120,000	120,000
4.970%, US Federal Funds Effective Rate + 0.140%, 11/14/24(A)	100,000	100,000
5.000%, US Federal Funds Effective Rate + 0.170%, 01/06/25(A)	50,000	50,000
FHLB
4.885%, U.S. SOFR + 0.055%, 08/01/23(A)	50,000	50,000
4.900%, U.S. SOFR + 0.070%, 10/03/23(A)	50,000	50,000
4.920%, U.S. SOFR + 0.090%, 02/02/24(A)	50,000	50,000
FHLB DN
4.778%, 04/12/23(B)(C)	200,000	199,709
4.677%, 04/19/23(B)(C)	286,000	285,337
4.690%, 04/26/23(B)(C)	200,000	199,352
4.641%, 04/28/23(B)(C)	100,000	99,654
4.867%, 05/10/23(B)(C)	100,000	99,477
4.816%, 05/12/23(B)(C)	150,000	149,184
4.709%, 05/16/23(B)(C)	410,600	408,198
4.708%, 05/17/23(B)(C)	300,000	298,208
4.729%, 05/19/23(B)(C)	300,000	298,122
4.831%, 05/24/23(B)(C)	325,000	322,716
4.842%, 05/26/23(B)(C)	100,000	99,269
4.931%, 06/07/23(B)(C)	250,000	247,734
5.002%, 06/09/23(B)(C)	85,000	84,195

Total U.S. Government Agency Obligations
(Cost $3,286,155)		3,286,155

U.S. Treasury Obligations [4.4%]
U.S. Treasury Bills
4.588%, 04/04/23(B)(C)	$200,000	$199,924
U.S. Treasury Notes
4.765%, US Treasury 3 Month Bill Money Market Yield + 0.034%, 04/30/23(A)	50,000	50,000

Total U.S. Treasury Obligations
(Cost $249,924)		249,924

Short-Term Investment [19.5%]
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 4.680%**	1,104,402,167	1,104,402

Total Short-Term Investment
(Cost $1,104,402)		1,104,402

Repurchase Agreements [20.2%]
Barclays (D)
4.700%, dated 03/31/23, repurchased on 04/03/23, repurchase price $100,039,403 (collateralized by various U.S. Treasury obligations, par values ranging from $7,778,700-$20,245,900, 0.000%-4.000%, 05/04/2023-11/15/2046; with a total market value of $102,000,072)	100,000	100,000
Barclays MBS (D)
4.800%, dated 03/31/23, repurchased on 04/03/23, repurchase price $100,040,241 (collateralized by various U.S. Treasury obligations, par values ranging from $9,012,100-$495,610,000, 2.000%-3.500%, 08/20/2042-02/15/2052; with a total market value of $102,000,029)	100,000	100,000

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Government Money Market Fund (concluded)

Description	Face Amount (000)	Value (000)
Daiwa (D)
4.750%, dated 03/31/23, repurchased on 04/03/23, repurchase price $42,016,725 (collateralized by various U.S. Treasury obligations, par values ranging from $10,437,700-$35,643,000, 0.000%-3.500%, 08/15/2025-09/15/2025; with a total market value of $42,840,016)	$42,000	$42,000
Daiwa MBS (D)
4.780%, dated 03/31/23, repurchased on 04/03/23, repurchase price $200,080,932 (collateralized by various U.S. Treasury obligations, par values ranging from $1,000-$57,682,939, 0.000%-7.000%, 07/11/2023-03/01/2053; with a total market value of $205,998,824)	200,000	200,000
Goldman Sachs (D)
4.730%, dated 03/31/23, repurchased on 04/03/23, repurchase price $700,277,580 (collateralized by various U.S. Treasury obligations, par values ranging from $7,436,000-$447,431,200, 0.000%-2.250%, 05/15/2023-08/15/2041; with a total market value of $714,000,048)	700,000	700,000

Total Repurchase Agreements
(Cost $1,142,000)		1,142,000

Total Investments [102.1%]
(Cost $5,782,481)		$5,782,481

Percentages are based on net assets of $5,661,090 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2023.

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Zero coupon security.

(C)	Interest rate represents the security’s effective yield at the time of purchase.

(D)	Tri-party Repurchase Agreement.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

SOFR — Secured Overnight Financing Rate

The following is a summary of the inputs used as of March 31, 2023, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$3,286,155	$—	$3,286,155
U.S. Treasury Obligations	—	249,924	—	249,924
Short-Term Investment	1,104,402	—	—	1,104,402
Repurchase Agreements	—	1,142,000	—	1,142,000
Total Investments in Securities	$1,104,402	$4,678,079	$—	$5,782,481

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Government Bond Fund

Description	Face Amount (000)	Value (000)
U.S. Treasury Obligations [49.7%]
U.S. Treasury Notes
3.500%, 01/31/28	$800	$795
3.125%, 08/15/25	500	490
2.875%, 09/30/23	350	347
2.750%, 08/31/25	600	583
2.625%, 12/31/25	1,000	967
2.625%, 05/31/27	1,250	1,197
2.375%, 04/30/26	330	316
1.875%, 08/31/24	805	778
1.750%, 07/31/24	800	773
1.125%, 10/31/26	1,000	911
0.625%, 10/15/24	1,000	946
0.625%, 07/31/26	1,000	901

Total U.S. Treasury Obligations
(Cost $9,466)		9,004

U.S. Government Agency Obligations [39.3%]
FFCB
0.200%, 10/02/23	1,250	1,222
FNMA
2.625%, 09/06/24	1,400	1,366
2.500%, 02/05/24	1,445	1,417
2.125%, 04/24/26	955	906
1.625%, 01/07/25	1,280	1,223
Tennessee Valley Authority
2.875%, 09/15/24	1,000	973

Total U.S. Government Agency Obligations
(Cost $7,418)		7,107

U.S. Government Mortgage-Backed Obligations [7.1%]
FHLMC, Ser 2016-4635, Cl EG, Pool FHR 4635 EG
2.500%, 12/15/46	836	779
FNMA, Pool AS4877
3.000%, 04/01/30	469	449
FNMA ARM, Pool 766620
3.527%, ICE LIBOR USD 12 Month + 1.677%, 03/01/34(A)	24	24
GNMA, Pool 497411
6.000%, 01/15/29	$1	$2
GNMA ARM, Pool G2 81318
2.875%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.500%, 04/20/35(A)	30	30
GNMA ARM, Pool G2 81447
2.625%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.500%, 08/20/35(A)	9	9

Total U.S. Government Mortgage-Backed Obligations
(Cost $1,385)		1,293

Short-Term Investment [3.8%]
SEI Daily Income Trust Government Fund, Cl Institutional, 4.485%**	680,534	681

Total Short-Term Investment
(Cost $681)		681

Total Investments [99.9%]
(Cost $18,950)		$18,085

Percentages are based on net assets of $18,101 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2023.

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

ARM — Adjustable Rate Mortgage

Cl — Class

FFCB — Federal Farm Credit Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rates

Ser — Series

USD — U.S. Dollar

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Government Bond Fund (concluded)

The following is a list of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$9,004	$—	$9,004
U.S. Government Agency Obligations	—	7,107	—	7,107
U.S. Government Mortgage-Backed Obligations	—	1,293	—	1,293
Short-Term Investment	681	—	—	681
Total Investments in Securities	$681	$17,404	$—	$18,085

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 -- Significant Accounting

Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Corporate Bond Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [85.5%]
Applications Software [2.9%]
Microsoft
3.300%, 02/06/27	$3,000	$2,944

Automotive [2.5%]
General Motors Financial
5.250%, 03/01/26	2,600	2,599

Banks [5.5%]
BPCE
4.000%, 04/15/24	1,800	1,760
Cooperatieve Rabobank UA
4.375%, 08/04/25	1,500	1,450
Wells Fargo, MTN
3.300%, 09/09/24	2,500	2,436

Total Banks		5,646

Broadcasting & Cable [2.4%]
Comcast
3.700%, 04/15/24	2,500	2,470

Chemicals [0.1%]
Dow Chemical
4.550%, 11/30/25	148	146

Computer System Design & Services [3.3%]
Apple
3.450%, 05/06/24	3,450	3,409

Drugs [2.3%]
AbbVie
2.600%, 11/21/24	$2,500	$2,412

Electric Utilities [5.3%]
Duke Energy
3.150%, 08/15/27	1,575	1,481
Exelon
2.750%, 03/15/27	2,000	1,875
Georgia Power
3.250%, 04/01/26	2,200	2,098

Total Electric Utilities		5,454

Enterprise Software/Serv [2.1%]
Oracle
2.500%, 04/01/25	2,250	2,153

Financial Services [2.4%]
American Express
4.200%, 11/06/25	2,500	2,473

Food, Beverage & Tobacco [9.3%]
Anheuser-Busch
3.650%, 02/01/26	2,250	2,207
Coca-Cola
1.750%, 09/06/24	2,500	2,428
General Mills
3.200%, 02/10/27	2,500	2,401
PepsiCo
2.250%, 03/19/25	2,600	2,498

Total Food, Beverage & Tobacco		9,534

Industrials [1.4%]
Penske Truck Leasing LP
3.450%, 07/01/24(A)	1,500	1,460

Investment Bank/Broker-Dealer [1.9%]
Jefferies Financial Group
4.850%, 01/15/27	2,000	1,951

Medical Products & Services [4.7%]
Abbott Laboratories
3.875%, 09/15/25	2,355	2,324
Gilead Sciences
3.700%, 04/01/24	2,500	2,471

Total Medical Products & Services		4,795

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Corporate Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Medical-HMO [2.8%]
UnitedHealth Group
3.850%, 06/15/28	$3,000	$2,925

Petroleum & Fuel Products [6.5%]
Energy Transfer
4.050%, 03/15/25	2,000	1,961
Exxon Mobil
2.275%, 08/16/26	2,500	2,344
Shell International Finance BV
2.875%, 05/10/26	2,500	2,390

Total Petroleum & Fuel Products		6,695

Pharmacy Services [1.9%]
CVS Health
2.875%, 06/01/26	2,000	1,899

Real Estate Investment Trusts [2.3%]
Prologis
3.250%, 10/01/26	2,500	2,413

Retail [2.1%]
AutoZone
3.125%, 04/21/26	2,250	2,150

Security Brokers & Dealers [19.0%]
Banco Santander
2.746%, 05/28/25	2,600	2,451
Bank of America, MTN
4.250%, 10/22/26	2,500	2,420
Barclays, MTN
4.338%, ICE LIBOR USD 3 Month + 1.356%, 05/16/24(B)	2,250	2,244
Goldman Sachs Group, MTN
3.850%, 07/08/24	2,500	2,449
JPMorgan Chase
3.300%, 04/01/26	3,000	2,891
Morgan Stanley, MTN
3.125%, 07/27/26	3,000	2,839
NatWest Group
4.519%, ICE LIBOR USD 3 Month + 1.550%, 06/25/24(B)	2,300	2,289
Sumitomo Mitsui Financial Group
1.402%, 09/17/26	2,250	1,970

Total Security Brokers & Dealers		19,553

Description	Face Amount (000)/Shares	Value (000)
Semi-Conductors [2.5%]
Applied Materials
3.900%, 10/01/25	$2,600	$2,564

Telephones & Telecommunications [2.3%]
Verizon Communications
2.625%, 08/15/26	2,500	2,361

Total Corporate Bonds
(Cost $93,749)		88,006

Commercial Paper [4.8%]
American Honda Finance (C)
0.000%, 05/08/23(C)(D)	2,500	2,486
ANZ New Zealand Int’l (A)(C)
0.000%, 04/19/23(A)(C)(D)	2,500	2,494

Total Commercial Paper
(Cost $4,981)		4,980

Affiliated Registered Investment Company [2.9%]
City National Rochdale Fixed Income Opportunities Fund, Cl N‡	157,077	2,951

Total Affiliated Registered Investment Company
(Cost $4,000)		2,951

U.S. Treasury Obligation [1.9%]
U.S. Treasury Note
3.000%, 07/31/24	2,000	1,963

Total U.S. Treasury Obligation
(Cost $1,991)		1,963

Short-Term Investment [4.3%]
SEI Daily Income Trust Government Fund, Cl Institutional, 4.485%**	4,388,334	4,388

Total Short-Term Investment
(Cost $4,388)		4,388

Total Investments [99.4%]
(Cost $109,109)		$102,288

Percentages are based on net assets of $102,944 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2023.

‡	Investment in Affiliate.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Corporate Bond Fund (concluded)

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2023, the value of these securities amounted to $3,954 (000), representing 3.8% of the net assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Zero coupon security.

(D)	Interest rate represents the security’s effective yield at the time of purchase.

Cl — Class

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

MTN — Medium Term Note

Ser — Series

USD — U.S. Dollar

The following is a list of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$88,006	$—	$88,006
Commercial Paper	—	4,980	—	4,980
Affiliated Registered Investment Company	2,951	—	—	2,951
U.S. Treasury Obligation		1,963	—	1,963
Short-Term Investment	4,388	—	—	4,388
Total Investments in Securities	$7,339	$94,949	$—	$102,288

The following is a summary of the transactions with affiliates for the period ended March 31, 2023 (000):

City National Rochdale Fixed Income Opportunities Fund, Class N
Beginning balance as of October 1, 2022	$2,922
Purchases at Cost	—
Proceeds from Sales	—
Realized Gain (Loss)	—
Unrealized Gain (Loss)	$29
Ending balance as of March 31, 2023	$2,951
Dividend Income	—

City National Rochdale Fixed Income Opportunities Fund, Class N (Shares)
Beginning balance as of October 1, 2022	157,077
Purchases	—
Sales	—
Ending balance as of March 31, 2023	157,077

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 -- Significant Accounting

Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [97.4%]
Alabama [1.2%]
Black Belt Energy Gas District, Ser C-1, RB
Callable 03/01/29 @ 100
5.250%, 02/01/53(A)	$500	$527

California [94.6%]
Anaheim Housing & Public Improvements Authority, RB
Callable 10/01/27 @ 100
5.000%, 10/01/29	305	341
Bay Area Toll Authority, Sub-Ser, RB
Pre-Refunded @ 100
5.000%, 10/01/24(B)	140	145
Brea, Redevelopment Agency Successor, Redevelopment Project, TA
Callable 08/01/23 @ 100
5.000%, 08/01/25	550	554
California State University, Ser A, RB
Callable 11/01/25 @ 100
5.000%, 11/01/26	180	192
California State University, Ser A, RB
5.000%, 11/01/31	170	206
California State, Community Choice Financing Authority, Ser A-1, RB
Callable 05/01/28 @ 100
4.000%, 05/01/53(A)	500	499
California State, Community Choice Financing Authority, Ser S, RB
Callable 09/01/27 @ 101
4.000%, 10/01/52(A)	$500	$499
California State, Department of Water Resources, Ser AX, RB
Callable 12/01/27 @ 100
5.000%, 12/01/29	520	588
California State, GO
5.000%, 08/01/26	1,000	1,089
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/26	1,000	1,016
California State, GO
Callable 11/01/23 @ 100
5.000%, 11/01/27	500	507
California State, GO
5.000%, 09/01/31	500	604
California State, GO
Callable 04/01/32 @ 100
5.000%, 04/01/33	575	700
California State, GO
Callable 09/01/32 @ 100
5.000%, 09/01/33	215	262
California State, GO
Callable 04/01/31 @ 100
4.000%, 10/01/33	500	543
California State, Health Facilities Financing Authority, RB
5.000%, 10/01/39(A)	575	600
California State, Health Facilities Financing Authority, RB
4.000%, 03/01/25	100	102
California State, Health Facilities Financing Authority, Ser A, RB
Callable 05/08/23 @ 100
5.000%, 11/15/25	665	669
California State, Health Facilities Financing Authority, Sub-Ser PERMANENTE-SUBSER, RB
5.000%, 11/01/27	650	730
California State, Infrastructure & Economic Development Bank, RB
4.000%, 05/01/28	175	186

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale California Tax Exempt Bond Fund (continued)

Description	Face Amount (000)	Value (000)
California State, Infrastructure & Economic Development Bank, Ser B, RB
5.000%, 07/01/23	$1,150	$1,157
California State, Municipal Finance Authority, RB
5.000%, 06/01/23	200	201
California State, Municipal Finance Authority, RB, BAM
5.000%, 05/15/29	300	331
California State, Public Works Board, RB
5.000%, 09/01/25	1,510	1,603
California State, Public Works Board, Ser B, RB
5.000%, 10/01/25	245	261
California State, Public Works Board, Ser C, RB
Callable 03/01/27 @ 100
5.000%, 03/01/28	500	552
California State, Public Works Board, Ser S, RB
Callable 04/01/27 @ 100
5.000%, 04/01/28	800	884
California State, Statewide Communities Development Authority, Cottage Health System, RB
Pre-Refunded @ 100
5.000%, 11/01/24(B)	350	363
California State, Statewide Communities Development Authority, RB, CA MTG INS
Pre-Refunded @ 100
5.000%, 02/15/26(B)	550	591
California State, University Systemwide Revenue, Ser A, RB
5.000%, 11/01/24	990	1,030
California State, University Systemwide Revenue, Ser A, RB
Callable 05/01/26 @ 100
5.000%, 11/01/27	350	379
California State, University Systemwide Revenue, Ser B-1, RB
Callable 05/01/26 @ 100
1.600%, 11/01/47(A)	1,000	948
Chino Basin Regional Financing Authority, Sub-Ser, RB
Callable 06/01/30 @ 100
5.000%, 06/01/31	250	296
East Bay, Municipal Utility District, Water System Revenue, Ser A, RB
Callable 06/01/25 @ 100
5.000%, 06/01/29	$850	$900
El Dorado Irrigation District, Ser A, RB
Callable 03/01/30 @ 100
5.000%, 03/01/32	235	273
Fairfield-Suisun Unified School District, GO
Callable 08/01/28 @ 100
4.000%, 08/01/31	145	156
Golden State Tobacco Securitization, Ser A-1, RB
Pre-Refunded @ 100
5.000%, 06/01/27(B)	500	556
Long Beach, Unified School District, GO
5.000%, 08/01/26	1,000	1,090
Los Angeles County, Metropolitan Transportation Authority Sales Tax Revenue, RB
5.000%, 06/01/31	270	326
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 06/01/26	260	283
Los Angeles, Department of Airports, RB
Callable 11/15/29 @ 100
5.000%, 05/15/32	105	124
Los Angeles, Department of Airports, Ser C, RB
5.000%, 05/15/25	660	696
Los Angeles, Department of Airports, Sub-Ser, RB
Callable 05/15/32 @ 100
5.000%, 05/15/33	125	154
Los Angeles, Department of Airports, Sub-Ser, RB, AMT
Callable 05/15/26 @ 100
5.000%, 05/15/29	400	422
Los Angeles, Department of Water & Power, Power System Project, Ser C, RB
5.000%, 07/01/23	580	584
Los Angeles, Department of Water & Power, Power System Project, Sub-Ser A-7-REM, RB
Callable 05/01/23 @ 100
2.310%, 07/01/35(A)	905	905

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale California Tax Exempt Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Los Angeles, Department of Water & Power, Ser A, RB
5.000%, 07/01/27	$510	$570
Los Angeles, Department of Water & Power, Ser B, RB
Callable 01/01/27 @ 100
5.000%, 07/01/30	175	192
Los Angeles, Department of Water & Power, Sub-Ser A-6-REM, RB
Callable 05/01/23 @ 100
2.290%, 07/01/35(A)	1,000	1,000
Los Angeles, Sanitation Districts Financing Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/28	525	560
Los Angeles, Unified School District, Ser B-1, GO
Callable 01/01/28 @ 100
5.000%, 07/01/30	165	186
Los Angeles, Wastewater System Revenue, Sub-Ser A, RB
Callable 06/01/27 @ 100
5.000%, 06/01/30	150	167
Marin Municipal Water District, Sub-Ser, RB
5.000%, 06/15/32	430	528
Metropolitan Water District of Southern California, Ser A, RB
5.000%, 10/01/31	260	318
Modesto Irrigation District, RB
5.000%, 07/01/31	105	126
Orange County, Redevelopment Agency Successor Agency, TA, AGM
5.000%, 09/01/23	335	338
Redding, Electric System Revenue, RB
5.000%, 06/01/24	655	674
Redding, Electric System Revenue, RB
5.000%, 06/01/25	595	626
Riverside Community College District, GO
Callable 08/01/29 @ 100
4.000%, 08/01/32	370	403
Riverside County, Infrastructure Financing Authority, Ser A, RB
Callable 11/01/26 @ 100
4.000%, 11/01/29	520	546
Riverside County, Transportation Commission Sales Tax Revenue, Ser B, RB
Callable 12/01/27 @ 100
5.000%, 06/01/32	$325	$363
Riverside Redevelopment Agency Successor Agency, Ser A, RB
5.000%, 09/01/27	100	110
Riverside Unified School District, Ser C, GO
Callable 08/01/32 @ 100
5.000%, 08/01/34	275	335
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB
Callable 07/01/27 @ 100
5.000%, 07/01/28	365	403
San Dieguito Unified High School District, Ser E-2, GO
4.000%, 08/01/30	100	112
San Francisco Bay Area Rapid Transit District, GO
Callable 08/01/29 @ 100
5.000%, 08/01/33	130	151
San Francisco City & County, Airport Comm-San Francisco International Airport, RB
Callable 05/01/26 @ 100
5.000%, 05/01/29	395	429
San Francisco City & County, Earthquake Saftey, GO
Callable 06/15/29 @ 100
4.000%, 06/15/31	100	110
San Francisco City & County, Public Utilities Commission, Water Revenue, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/27	500	533
San Francisco City & County, Public Utilities Commission, Water Revenue, Ser A, RB
Callable 11/01/24 @ 100
5.000%, 11/01/28	500	519
San Francisco City & County, Public Utilities Commission, Water Revenue, Sub-Ser, RB
Callable 11/01/26 @ 100
4.000%, 11/01/30	1,040	1,103
San Jose, Redevelopment Agency Successor Agency, Sub-Ser B, RB
5.000%, 08/01/27	125	139

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale California Tax Exempt Bond Fund (continued)

Description	Face Amount (000)	Value (000)
San Mateo County, Joint Powers Financing Authority, Maple Street Correctional Center, RB
Callable 06/15/24 @ 100
5.000%, 06/15/26	$1,045	$1,075
San Mateo County, Transit District Sales Tax Revenue, Sub-Ser B, RB, BANK OF AMERICA N.A.
Callable 04/05/23 @ 100
2.400%, 06/01/49(A)	1,500	1,500
Santa Clara Valley, Transportation Authority, Ser B, RB
5.000%, 06/01/26	200	217
Santa Monica-Malibu Unified School District, Ser B, GO
Callable 08/01/29 @ 100
4.000%, 08/01/32	100	110
Tahoe-Truckee, Unified School District, Ser B, GO
Callable 08/01/26 @ 100
5.000%, 08/01/27	200	218
Tahoe-Truckee, Unified School District, Ser B, GO
Callable 08/01/26 @ 100
5.000%, 08/01/28	200	218
Tustin, Unified School District, SPL Tax, BAM
5.000%, 09/01/24	525	542
University of California, Regents of the University of California Medical Center Pooled Revenue, Ser J, RB
Pre-Refunded @ 100
5.000%, 05/15/23(B)	110	110
University of California, Ser AL-4-REMK, RB
Callable 05/01/23 @ 100
2.250%, 05/15/48(A)	1,400	1,400
University of California, Ser BN, RB
5.000%, 05/15/32	500	618
Western Placer Waste Management Authority, RB
5.000%, 06/01/32	100	123

Westlands, Water District, Ser A, RB, AGM
Callable 09/01/26 @ 100
5.000%, 09/01/27	$1,035	$1,126

Total California		42,895

New York [1.6%]
New York City Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser E-1, RB
5.000%, 11/01/29	600	701

Total Municipal Bonds
(Cost $44,125)		44,123

Short-Term Investment [0.2%]
SEI Daily Income Trust Government Fund, Cl Institutional, 4.485%**	101,983	102

Total Short-Term Investment
(Cost $102)		102

Total Investments [97.6%]
(Cost $44,227)		$44,225

Percentages are based on net assets of $45,296 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2023.

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

AGM — Assured Guarantee Municipal

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual

Cl — Class

GO — General Obligation

RB — Revenue Bond

Ser — Series

SPL Tax — Special Tax

TA — Tax Allocation

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale California Tax Exempt Bond Fund (concluded)

The following is a list of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$44,123	$—	$44,123
Short-Term Investment	102	—	—	102
Total Investments in Securities	$102	$44,123	$—	$44,225

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 -- Significant Accounting

Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [95.7%]
Alabama [1.8%]
Black Belt Energy Gas District, Ser B-1, RB
Callable 07/01/27 @ 100
4.000%, 04/01/53(A)	$1,000	$984
Jefferson County, Sewer Revenue, Ser D, RB
Callable 10/01/23 @ 105
6.000%, 10/01/42	9,000	9,542
Jefferson County, Sewer Revenue, Sub-Ser, RB
Callable 10/01/23 @ 105
0.853%, 10/01/46	2,500	2,577
Southeast Energy Authority A Cooperative District, Ser A-1, RB
Callable 09/01/29 @ 100
5.500%, 01/01/53(A)	1,500	1,604
Southeast Energy Authority A Cooperative District, Ser B, RB
Callable 09/01/31 @ 101
4.000%, 12/01/51(A)	5,000	4,859
Tuscaloosa County, Industrial Development Authority, Ser A, RB
Callable 05/01/29 @ 100
5.250%, 05/01/44(B)	3,000	2,457

Total Alabama		22,023

Alaska [0.3%]
Northern Tobacco Securitization, Ser A-CLASS, RB
Callable 06/01/31 @ 100
4.000%, 06/01/50	$3,500	$3,087

Arizona [0.9%]
Arizona Industrial Development Authority
Callable 07/01/28 @ 100
5.000%, 07/01/43(B)	310	293
Arizona State, Industrial Development Authority, RB
Callable 07/01/29 @ 100
5.000%, 01/01/54	375	227
Arizona State, Industrial Development Authority, RB
Callable 07/15/29 @ 100
4.000%, 07/15/51(B)	500	374
Arizona State, Industrial Development Authority, RB
Callable 07/15/29 @ 100
4.000%, 07/15/56(B)	225	164
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.250%, 11/15/46	1,000	718
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.250%, 11/15/51	1,850	1,286
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.000%, 11/15/36	600	466
Phoenix, Civic Improvement, Ser A, RB
Callable 07/01/25 @ 100
5.000%, 07/01/45	250	254
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
Callable 07/01/25 @ 100
5.000%, 07/01/45(B)	3,300	2,972

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Pima County, Industrial Development Authority, Noah Webster School Project, RB
Callable 12/15/23 @ 100
7.000%, 12/15/43	$1,500	$1,523
Tempe, Industrial Development Authority, Mirrabella at ASU Project, Ser A, RB
Callable 10/01/27 @ 100
6.125%, 10/01/52(B)	1,200	737
Yavapai County, Industrial Development Authority, Ser A, RB
Callable 03/01/25 @ 100
5.000%, 09/01/34(B)	2,015	1,962

Total Arizona		10,976

Arkansas [0.4%]
Arkansas State, Development Finance Authority, RB, AMT
Callable 09/01/26 @ 103
4.500%, 09/01/49(B)	4,750	4,250

California [6.7%]
California Community Choice Financing Authority
Callable 10/01/30 @ 101
5.250%, 01/01/54(A)	4,875	4,989
California County Tobacco Securitization Agency, RB
Callable 12/01/30 @ 100
4.000%, 06/01/49	1,000	928
California County, Tobacco Securitization Agency, Sub-Ser A, RB
Callable 04/21/23 @ 23
8.449%, 06/01/46(C)	10,000	2,274
California Infrastructure & Economic Development Bank, AMT
Callable 05/08/23 @ 100
3.650%, 01/01/50(A)(B)	2,500	2,501
California Pollution Control Financing Authority, AMT
Callable 07/01/33 @ 100
5.000%, 07/01/34(B)	1,000	1,082
California State, Community Choice Financing Authority, RB
Callable 08/01/32 @ 100
3.000%, 02/01/57(B)	8,500	5,449
California State, Community Choice Financing Authority, Ser B-1-GREEN, RB
Callable 05/01/31 @ 101
4.000%, 02/01/52(A)	$3,750	$3,701
California State, Municipal Finance Authority, California Baptist University, Ser A, RB
Callable 11/01/25 @ 100
5.500%, 11/01/45(B)	4,000	4,035
California State, Municipal Finance Authority, RB
Callable 09/01/29 @ 103
5.000%, 09/01/52	875	882
California State, Municipal Finance Authority, RB
Callable 11/01/31 @ 100
4.000%, 11/01/36(B)	2,370	2,189
California State, Municipal Finance Authority, Ser A, RB
Callable 12/01/30 @ 100
5.000%, 12/01/46(B)	625	619
California State, Municipal Finance Authority, Ser A, RB
Callable 11/01/26 @ 100
5.000%, 11/01/47	1,005	996
California State, Municipal Finance Authority, Ser A, RB
Callable 12/01/30 @ 100
5.000%, 12/01/54(B)	875	852
California State, Municipal Finance Authority, Ser A, RB, AGM
Callable 11/01/32 @ 100
5.250%, 11/01/52	1,000	1,067
California State, Municipal Finance Authority, Ser D, RB
Callable 09/01/29 @ 103
6.000%, 09/01/42	2,000	2,103
California State, Pollution Control Financing Authority, Calplant I Project, RB, AMT
Callable 07/01/27 @ 100
8.000%, 07/01/39(B)(D)	5,000	250
California State, Pollution Control Financing Authority, RB, AMT
7.500%, 07/01/32(B)(D)	1,275	166
California State, School Finance Authority, KIPP LA Project, Ser A, RB
Callable 07/01/27 @ 100
5.000%, 07/01/47(B)	500	506

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
California State, School Finance Authority, RB
Callable 08/01/32 @ 100
5.375%, 08/01/42(B)	$500	$524
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
6.000%, 10/01/49	1,120	1,123
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.875%, 10/01/44	1,000	1,003
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.625%, 10/01/34	575	579
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.500%, 12/01/58(B)	1,500	1,499
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.250%, 12/01/43(B)	500	501
California State, Statewide Communities Development Authority, RB
Callable 12/01/24 @ 100
5.250%, 12/01/44	7,380	7,394
City & County of San Francisco California Community Facilities District No. 2016-1, Ser 2021, SPL Tax
Callable 09/01/27 @ 103
4.000%, 09/01/46	915	815
City & County of San Francisco California Community Facilities District No. 2016-1, SPL Tax
Callable 09/01/28 @ 103
4.000%, 09/01/42(B)	2,250	2,070
City & County of San Francisco California Infrastructure & Revitalization Fing Dist No. 1, SPL Tax
Callable 09/01/32 @ 100
5.000%, 09/01/52(B)	$1,320	$1,287
City & County of San Francisco California Special Tax District No. 2020-1, Ser B, SPL Tax
Callable 09/01/31 @ 100
5.250%, 09/01/49(B)	5,000	3,618
CMFA Special Finance Agency VII, RB
Callable 08/01/31 @ 100
3.000%, 08/01/56(B)	11,295	7,393
CSCDA Community Improvement Authority, RB
Callable 07/01/32 @ 100
3.250%, 07/01/56(B)	500	337
CSCDA Community Improvement Authority, RB
Callable 06/01/31 @ 100
3.000%, 06/01/47(B)	3,840	2,809
Golden State, Tobacco Securitization, Sub-Ser B-2, RB
Callable 12/01/31 @ 28
7.682%, 06/01/66(C)	20,000	2,023
Golden State, Tobacco Securitization, Sub-Ser, RB
Callable 12/01/31 @ 100
3.850%, 06/01/50	4,500	4,063
Inland Empire, Tobacco Securitization Authority, RB
Callable 04/21/23 @ 43
10.730%, 06/01/36(C)	12,500	5,303
Orange County, Community Facilities District, Ser A, SPL Tax
Callable 08/15/29 @ 103
5.000%, 08/15/47	3,300	3,385

Total California		80,315

Colorado [9.7%]
9th Avenue Metropolitan District No. 2, GO
Callable 12/01/23 @ 103
5.000%, 12/01/48	1,000	893
Amber Creek, Metropolitan District, Ser A, GO
Callable 05/08/23 @ 103
5.125%, 12/01/47	1,041	934

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Amber Creek, Metropolitan District, Ser A, GO
Callable 05/08/23 @ 103
5.000%, 12/01/37	$715	$678
Banning Lewis Ranch Metropolitan District No. 8, GO
Callable 06/01/26 @ 103
4.875%, 12/01/51(B)	3,500	2,714
Base Village Metropolitan District No. 2, Ser A, GO
Callable 05/08/23 @ 102
5.750%, 12/01/46	3,055	3,061
Broadway Park North Metropolitan District No. 2, GO
Callable 12/01/25 @ 103
5.000%, 12/01/40(B)	1,100	1,048
Broadway Park North Metropolitan District No. 2, GO
Callable 12/01/25 @ 103
5.000%, 12/01/49(B)	1,265	1,161
Broadway Station Metropolitan District No. 2, Ser A, GO
Callable 06/01/24 @ 103
5.125%, 12/01/48	1,500	1,106
Broadway Station Metropolitan District No. 2, Ser A, GO
Callable 06/01/24 @ 103
5.000%, 12/01/35	730	539
Buffalo Highlands Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.375%, 12/01/48	1,775	1,674
Canyons Metropolitan District No. 5, Ser A, GO
Callable 05/08/23 @ 103
6.125%, 12/01/47	1,000	975
Canyons Metropolitan District No. 5, Ser A, GO
Callable 05/08/23 @ 103
6.000%, 12/01/37	2,000	1,952
Chambers Highpoint Metropolitan District No. 2, GO
Callable 09/01/26 @ 103
5.000%, 12/01/41	515	469
Chambers Highpoint Metropolitan District No. 2, GO
Callable 09/01/26 @ 103
5.000%, 12/01/51	1,505	1,296
City & County of Denver Colorado, RB, AMT
Callable 10/01/23 @ 100
5.000%, 10/01/32	$2,000	$1,966
Clear Creek Station, Metropolitan District No. 2, Ser A, GO
Callable 05/08/23 @ 103
5.000%, 12/01/47	1,000	931
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.250%, 07/01/46(B)	1,930	1,847
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.000%, 07/01/36(B)	915	895
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Pre-Refunded @ 100
5.250%, 04/01/25(B)(E)	2,655	2,785
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Pre-Refunded @ 100
5.125%, 04/01/25(B)(E)	1,515	1,586
Colorado State, Educational & Cultural Facilities Authority, RB
Callable 01/01/32 @ 100
4.000%, 01/01/52	1,350	1,098
Colorado State, Educational & Cultural Facilities Authority, RB
Callable 05/01/28 @ 103
4.000%, 05/01/61	500	389
Colorado State, Educational & Cultural Facilities Authority, RB
Callable 01/01/32 @ 100
4.000%, 01/01/62	1,590	1,238
Colorado State, Health Facilities Authority, RB
Callable 05/15/28 @ 100
5.000%, 11/15/48	2,800	2,929

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Colorado State, Health Facilities Authority, Ser A, RB
Callable 05/15/28 @ 103
5.000%, 05/15/44	$1,170	$946
Colorado State, Health Facilities Authority, Ser A, RB
Callable 05/15/28 @ 103
5.000%, 05/15/49	6,735	5,229
Colorado State, Health Facilities Authority, Ser A, RB
Callable 05/15/28 @ 103
5.000%, 05/15/58	395	293
Colorado State, Health Facilities Authority, Ser A-, RB
Callable 08/01/29 @ 100
4.000%, 08/01/44	4,155	3,800
Colorado State, High Performance Transportation Enterprise, U.S. 36 & I-25 Managed Lanes Project, RB, AMT
Callable 05/08/23 @ 100
5.750%, 01/01/44	2,000	2,001
Constitution Heights Metropolitan District, GO
Callable 06/01/25 @ 103
5.000%, 12/01/49	1,260	1,148
Cottonwood Highlands Metropolitan District No. 1, Ser A, GO
Callable 06/01/24 @ 103
5.000%, 12/01/49	1,400	1,261
Denver International Business Center Metropolitan District No. 1, Ser A, RB
Callable 06/01/24 @ 100
4.000%, 12/01/48	350	316
Denver, International Business Center Metropolitan District No. 1, Sub-Ser B, GO
Callable 06/01/24 @ 103
6.000%, 12/01/48	2,290	2,270
Erie Highlands, Metropolitan District No. 1, GO, BAM
Callable 12/01/30 @ 100
3.000%, 12/01/45	500	396
Erie Highlands, Metropolitan District No. 1, GO, BAM
Callable 12/01/30 @ 100
2.250%, 12/01/40	900	663
Erie Highlands, Metropolitan District No. 2, Ser A, GO
Callable 12/01/23 @ 103
5.250%, 12/01/48	$5,725	$5,328
First Creek Village Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 12/01/39	595	584
First Creek Village Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 08/01/49	1,085	1,007
First Creek Village Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
3.000%, 12/01/29	500	438
Four Corners Business Improvement District, GO
Callable 09/01/27 @ 103
6.000%, 12/01/52	1,130	1,032
Green Valley Ranch East Metropolitan District No. 6, Ser A, GO
Callable 09/01/25 @ 103
5.875%, 12/01/50	1,195	1,143
Greenways Metropolitan District No. 1, Ser A, GO
Callable 09/01/26 @ 103
4.625%, 12/01/51	3,685	2,585
Jefferson Center, Metropolitan District No. 1, Ser A-2, RB
Callable 12/01/23 @ 103
4.375%, 12/01/47	750	608
Jefferson Center, Metropolitan District No. 1, Ser A-2, RB
Callable 12/01/23 @ 103
4.125%, 12/01/40	575	482
Karl’s Farm Metropolitan District No. 2, Ser A, GO
Callable 09/01/25 @ 103
5.625%, 12/01/50(B)	1,900	1,751
Karl’s Farm Metropolitan District No. 2, Ser A, GO
Callable 09/01/25 @ 103
5.375%, 12/01/40(B)	645	606
Legato Community Authority, Ser A-1, RB
Callable 06/01/26 @ 103
5.000%, 12/01/51	1,025	854
Legato Community Authority, Ser A-2, RB
Callable 06/01/26 @ 101
0.000%, 12/01/51	7,335	4,666

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Meadowlark Metropolitan District, Ser A-SENIOR-LIMITED, GO
Callable 09/01/25 @ 103
5.125%, 12/01/50	$750	$652
Mirabelle Metropolitan District No. 2, Ser A, GO
Callable 03/01/25 @ 103
5.000%, 12/01/49	1,950	1,737
North Holly, Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.500%, 12/01/48	1,755	1,684
North Range Metropolitan District No. 3, Ser A, GO
Callable 12/01/25 @ 103
5.250%, 12/01/50	3,000	2,694
Rampart Range Metropolitan District No. 5, RB
Callable 10/01/26 @ 102
4.000%, 12/01/51	3,725	2,598
Regional Transportation District, RB
4.000%, 07/15/40	500	478
Senac South Metropolitan District No. 1, Ser A, GO
Callable 12/01/26 @ 103
5.250%, 12/01/51	5,000	4,276
Serenity Ridge, Metropolitan District No. 2, Ser A, GO
Pre-Refunded @ 100
5.125%, 12/01/23(E)	550	574
Serenity Ridge, Metropolitan District No. 2, Ser A, GO
Pre-Refunded @ 100
5.125%, 12/01/23(E)	1,000	1,045
Southglenn, Metropolitan District, GO
Callable 05/08/23 @ 102
5.000%, 12/01/46	1,575	1,465
Spring Hill, Metropolitan District No. 3, Ser A, GO
Callable 12/01/27 @ 103
6.750%, 12/01/52(B)	5,000	5,056
Stone Creek, Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.625%, 12/01/47	2,000	1,949
Trails at Crowfoot Metropolitan District No. 3, Ser ES, GO
Callable 09/01/24 @ 103
5.000%, 12/01/49	3,620	3,265
Verve Metropolitan District No. 1, GO
Callable 03/01/26 @ 103
5.000%, 12/01/51	$5,000	$4,363
Village at Dry Creek Metropolitan District No. 2, GO
Callable 09/01/24 @ 103
4.375%, 12/01/44	1,536	1,281
Villas Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.125%, 12/01/48	1,246	1,151
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	545	534
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.000%, 12/01/35	100	98
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	375	336
Water Valley, Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	1,045	1,027
Water Valley, Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	250	225
Waterview II Metropolitan District, Ser A, GO
Callable 03/01/27 @ 103
5.000%, 12/01/41	980	892
Waterview II Metropolitan District, Ser A, GO
Callable 03/01/27 @ 103
5.000%, 12/01/51	2,500	2,154
Westcreek Metropolitan District No. 2, Ser A, GO
Callable 06/01/24 @ 103
5.375%, 12/01/48	1,300	1,226
Wild Plum Metropolitan District, Ser A, GO
Pre-Refunded @ 100
5.000%, 12/01/24(E)	595	631
Willow Bend Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 12/01/39	600	570

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Willow Bend Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 12/01/49	$1,000	$893
Wyndham Hill Metropolitan District No. 2, Ser A, GO, BAM
Callable 12/01/28 @ 100
4.000%, 12/01/49	1,500	1,396

Total Colorado		117,821

Connecticut [0.1%]
Steel Point Infrastructure Improvement District, TA
Callable 04/01/30 @ 100
4.000%, 04/01/51(B)	1,280	961

Delaware [0.1%]
Delaware State, Economic Development Authority, Ser V, RB
Callable 10/01/25 @ 100
1.250%, 10/01/45(A)	2,000	1,832

District of Columbia [0.4%]
Metropolitan Washington, Airports Authority, Dulles Toll Road Revenue, Sub-Ser, RB
Callable 10/01/29 @ 100
4.000%, 10/01/49	4,965	4,576

Florida [6.7%]
Alachua County, Health Facilities Authority, RB
Callable 11/15/24 @ 100
6.375%, 11/15/49	5,190	3,662
Capital Trust Agency, RB
Callable 01/01/29 @ 100
5.375%, 07/01/54(B)	1,500	1,396
Capital Trust Agency, RB
Callable 01/01/29 @ 100
5.125%, 07/01/39(B)	1,500	1,434
Capital Trust Agency, RB
Callable 06/15/26 @ 100
5.000%, 06/15/39(B)	3,610	3,359
Capital Trust Agency, RB
Callable 06/15/26 @ 100
4.000%, 06/15/41(B)	2,250	1,803
Charlotte County, Industrial Development Authority, RB
Callable 10/01/31 @ 100
5.000%, 10/01/36(B)	$2,265	$1,968
Charlotte County, Industrial Development Authority, RB, AMT
Callable 10/01/31 @ 100
4.000%, 10/01/41(B)	500	418
Charlotte County, Industrial Development Authority, RB, AMT
Callable 10/01/31 @ 100
4.000%, 10/01/51(B)	905	698
County of Monroe Florida Airport Revenue, Ser 202, RB, AMT
Callable 10/01/32 @ 100
5.000%, 10/01/52	750	758
County of Osceola Florida Transportation Revenue, Ser A-2, RB
Callable 10/01/29 @ 49
3.445%, 10/01/49(C)	1,325	292
Florida Development Finance, Ser A
Callable 06/15/27 @ 100
5.000%, 06/15/40	1,500	1,482
Florida State, Capital Trust Agency, Silver Creek St. Augustine, Ser A, RB
Callable 03/18/21 @ 103
8.250%, 01/01/44	3,390	28
Florida State, Capital Trust Agency, Silver Creek St. Augustine, Ser A, RB
Callable 03/18/21 @ 103
8.250%, 01/01/49	1,000	8
Florida State, Development Finance, RB
Callable 06/15/32 @ 100
5.750%, 06/15/47	2,750	2,848
Florida State, Development Finance, RB
Callable 06/01/27 @ 103
5.250%, 06/01/50(B)	750	664
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
5.000%, 06/01/35	200	186

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 20

schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Florida State, Development Finance, RB
Callable 09/15/27 @ 100
5.000%, 09/15/40(B)	$1,045	$906
Florida State, Development Finance, RB
Callable 09/15/27 @ 100
5.000%, 09/15/50(B)	1,950	1,557
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
5.000%, 06/01/51	1,750	1,398
Florida State, Development Finance, RB
Callable 07/01/32 @ 100
5.000%, 07/01/51	780	774
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
4.000%, 06/01/55(B)	2,500	1,656
Florida State, Development Finance, RB, AMT
Callable 01/01/24 @ 107
7.375%, 01/01/49(B)	5,000	4,605
Florida State, Development Finance, RB, AMT
Callable 05/08/23 @ 103
7.250%, 07/01/57(A)(B)	3,000	3,023
Florida State, Development Finance, RB, AMT
Callable 05/08/23 @ 104
5.000%, 05/01/29(B)	3,500	3,250
Florida State, Development Finance, RB, AMT
Callable 06/01/24 @ 103
3.000%, 06/01/32	4,345	3,277
Florida State, Development Finance, Renaissance Charter School Project, RB
Callable 06/15/25 @ 100
6.125%, 06/15/46(B)	4,930	4,942
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.125%, 06/15/44(B)	3,000	3,037
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.000%, 06/15/34(B)	2,110	2,141
Lakewood Ranch, Stewardship District, SAB
Callable 05/01/27 @ 100
5.250%, 05/01/37	$1,810	$1,826
Miami-Dade County, Industrial Development Authority, Pinecrest Academy Project, RB
Callable 09/15/24 @ 100
5.250%, 09/15/44	4,550	4,613
Miami-Dade County, Industrial Development Authority, Youth CO-OP Charter Schools Project, Ser A, RB
Callable 09/15/25 @ 100
5.750%, 09/15/35(B)	1,605	1,610
Mid-Bay, Bridge Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35	5,000	5,111
Osceola County, Finance Authority, Poinciana Parkway Project, Ser A, RB
Pre-Refunded @ 100
5.375%, 10/01/24(E)	5,000	5,194
Osceola County, Transportation Revenue, Ser A-1, RB
Callable 10/01/29 @ 100
5.000%, 10/01/49	1,045	1,051
Osceola County, Transportation Revenue, Ser A-1, RB
Callable 10/01/29 @ 100
4.000%, 10/01/54	800	678
Palm Beach County, Health Facilities Authority, RB
Callable 11/15/26 @ 100
5.000%, 11/15/32	1,500	1,521
Palm Beach County, Health Facilities Authority, RB
Callable 06/01/25 @ 103
5.000%, 06/01/55	2,395	2,095
Village Community Development District No. 10, SAB
Callable 05/08/23 @ 100
6.000%, 05/01/44	635	636
Village Community Development District No. 12, SAB
Callable 05/01/28 @ 100
4.250%, 05/01/43	2,305	2,077

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 21

schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Village Community Development District No. 14, SAB
Callable 05/01/30 @ 100
5.375%, 05/01/42	$2,540	$2,520
Village Community Development District No. 8, SAB, AGM
Callable 05/01/30 @ 100
4.500%, 05/01/39	2,130	2,225

Total Florida		82,727

Georgia [1.5%]
Atlanta, Airport Passenger Facility Charge, Sub-Ser, RB, AMT
Callable 07/01/29 @ 100
4.000%, 07/01/38	4,000	3,992
Atlanta, Department of Aviation, Ser A, RB
Callable 01/01/24 @ 100
5.000%, 01/01/31	2,500	2,539
Cobb County Kennestone Hospital Authority, RB
Callable 04/01/32 @ 100
4.000%, 04/01/52	3,365	3,085
Gainesville & Hall County, Development Authority, Riverside Military Academy, RB
Callable 03/01/27 @ 100
5.000%, 03/01/47	4,000	2,949
Main Street Natural Gas, Ser A, RB
Callable 05/15/29 @ 100
5.000%, 05/15/43	600	603
Main Street Natural Gas, Ser C, RB
Callable 05/01/27 @ 101
4.000%, 08/01/52(A)(B)	4,500	4,292
Savannah, Economic Development Authority, Marshes Skidaway Island Project, RB
Pre-Refunded @ 100
7.250%, 01/01/24(E)	810	836

Total Georgia		18,296

Illinois [11.6%]
Aurora, Tax Increase Revenue, Ser A, RB
5.000%, 12/30/27	$600	$586
Bridgeview Village, Ser A, GO
Callable 12/01/25 @ 100
5.750%, 12/01/35	2,000	2,023
Bridgeview Village, Ser A, GO
Callable 06/01/24 @ 100
5.500%, 12/01/43	4,880	4,710
Chicago, Board of Education, Ser A, GO
Callable 12/01/28 @ 100
5.000%, 12/01/34	1,000	1,028
Chicago, Board of Education, Ser A, GO
Callable 12/01/30 @ 100
5.000%, 12/01/35	2,300	2,375
Chicago, Board of Education, Ser A, GO
Callable 12/01/28 @ 100
5.000%, 12/01/35	1,250	1,276
Chicago, Board of Education, Ser B, GO
Callable 12/01/27 @ 100
7.000%, 12/01/42(B)	5,250	5,727
Chicago, Board of Education, Ser B, GO
Callable 12/01/31 @ 100
4.000%, 12/01/40	2,500	2,252
Chicago, Board of Education, Ser D, GO
Callable 12/01/28 @ 100
5.000%, 12/01/46	2,300	2,272
Chicago, Board of Education, Ser G, GO
Callable 12/01/27 @ 100
5.000%, 12/01/34	2,000	2,058
Chicago, Midway International Airport, Ser A, RB, AMT
Callable 01/01/24 @ 100
5.000%, 01/01/41	485	486
Chicago, Midway International Airport, Ser B, RB
Callable 05/08/23 @ 100
5.000%, 01/01/35	2,000	2,002
Chicago, O’Hare International Airport, RB, AMT
Callable 01/01/32 @ 100
5.000%, 01/01/48	4,750	4,933

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 22

schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Chicago, Ser A, GO
Callable 01/01/27 @ 100
6.000%, 01/01/38	$9,000	$9,616
Chicago, Ser A, GO
Callable 01/01/29 @ 100
5.500%, 01/01/35	5,000	5,372
Chicago, Ser A, GO
5.000%, 01/01/27	1,750	1,831
Chicago, Ser A, GO
Callable 01/01/24 @ 100
5.000%, 01/01/30	1,000	1,006
Chicago, Ser A, GO
Callable 01/01/29 @ 100
5.000%, 01/01/40	1,500	1,534
Chicago, Ser C, GO
5.000%, 01/01/26	2,000	2,070
County of Cook Illinois, Ser A, GO
Callable 11/15/26 @ 100
5.000%, 11/15/31	2,400	2,576
Illinois State, Finance Authority, Columbia College Chicago, Ser S, RB
Callable 12/01/25 @ 100
4.125%, 12/01/30	1,505	1,512
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/36	1,935	2,064
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/41	1,000	1,042
Illinois State, Finance Authority, RB
Callable 11/15/29 @ 103
6.500%, 05/15/42	1,000	1,029
Illinois State, Finance Authority, RB
Callable 11/15/29 @ 103
6.500%, 05/15/47	1,000	1,018
Illinois State, Finance Authority, RB
Callable 01/01/30 @ 102
6.375%, 01/01/48(B)	4,330	4,303
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
5.000%, 09/01/40	250	229
Illinois State, Finance Authority, RB
Callable 12/01/29 @ 100
5.000%, 12/01/49	$5,595	$5,645
Illinois State, Finance Authority, RB
Callable 09/01/32 @ 100
5.000%, 03/01/52	830	790
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/32	400	382
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/33	350	332
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
4.000%, 09/01/37	350	293
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/38	230	201
Illinois State, Finance Authority, RB
Callable 10/01/30 @ 100
4.000%, 10/01/40	4,250	3,864
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
4.000%, 09/01/41	500	393
Illinois State, Finance Authority, Ser A, RB
Callable 10/01/28 @ 101
6.125%, 04/01/49(B)	4,995	4,858
Illinois State, Finance Authority, Ser A, RB
Callable 10/01/28 @ 101
6.000%, 04/01/38(B)	2,195	2,157
Illinois State, Finance Authority, Ser A, RB
Callable 05/15/25 @ 100
5.000%, 11/15/38	1,010	1,027
Illinois State, Finance Authority, Ser A, RB
Callable 11/01/26 @ 103
5.000%, 11/01/49	2,000	1,599
Illinois State, Finance Authority, Ser B-1, RB
Callable 05/15/24 @ 100
5.000%, 05/15/50(A)	1,500	1,527

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 23

schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Illinois State, Finance Authority, Wesleyan University, RB
Callable 09/01/26 @ 100
4.000%, 09/01/41	$6,640	$6,378
Illinois State, GO
Callable 05/01/24 @ 100
5.000%, 05/01/27	5,000	5,084
Illinois State, GO
Callable 05/01/24 @ 100
5.000%, 05/01/31	5,000	5,072
Illinois State, GO
Callable 05/01/24 @ 100
5.000%, 05/01/35	5,000	5,058
Illinois State, Housing Development Authority, Stonebridge Gurnee Project, Ser A, RB
Callable 01/01/26 @ 100
5.600%, 01/01/56(B)	5,200	3,609
Morton Grove, Tax Increment Revenue, RB
Callable 01/01/26 @ 100
5.000%, 01/01/39	2,000	1,825
Morton Grove, Tax Increment Revenue, RB
Callable 01/01/26 @ 100
4.250%, 01/01/29	785	747
Romeoville Village, Lewis University, Ser B, RB
Callable 04/01/25 @ 100
4.125%, 10/01/41	1,250	1,097
Romeoville Village, Lewis University, Ser B, RB
Callable 04/01/25 @ 100
4.125%, 10/01/46	1,500	1,252
Southwestern Illinois, Development Authority, Collinsville Project, RB
Callable 05/08/23 @ 100
5.350%, 03/01/31	75	50
State of Illinois, GO
5.000%, 02/01/26	1,000	1,055
Upper Illinois River Valley Development Authority
Callable 12/01/28 @ 100
5.000%, 12/01/48	2,000	2,022
Village of Bolingbrook, Special Service Area No. 1, SPL Tax
Callable 03/01/28 @ 100
5.250%, 03/01/41	3,500	3,226
Village of Gilberts, RB
Callable 04/21/23 @ 100
5.000%, 11/15/34	2,419	2,253
Village of Hodgkins, Redevelopment Project Area #4, TA
Callable 01/01/27 @ 100
5.625%, 01/01/37	$4,705	$4,601
Village of Lincolnwood Il, Ser A, RB
Callable 11/10/26 @ 100
4.820%, 01/01/41(B)	2,415	2,198
Village of Matteson Illinois, GO
Callable 12/01/26 @ 100
6.500%, 12/01/35	965	993
Village of Villa Park Illinois, TA
Callable 12/31/28 @ 100
0.000%, 12/31/38	1,680	1,247

Total Illinois		137,765

Indiana [1.4%]
Anderson Indiana, RB
Callable 01/01/27 @ 102
5.375%, 01/01/40(B)	2,745	2,228
Anderson Indiana, RB
5.000%, 01/01/25	250	242
Indiana State, Finance Authority, RB, AMT
Callable 11/01/30 @ 100
6.750%, 05/01/39	1,750	1,960
Indiana State, Finance Authority, Ser A-, RB
4.250%, 11/01/30	2,500	2,520
Indiana State, Housing & Community Development Authority, Ser A, RB
Callable 04/01/29 @ 102
5.250%, 04/01/41(B)	5,750	4,575
Lafayette City, Finance Authority, Glasswater Creek Project, RB
Callable 07/01/26 @ 101
5.800%, 01/01/37	3,310	2,881
Terre Haute, Westminster Village Project, RB
Callable 05/08/23 @ 100
6.000%, 08/01/39	2,355	2,105

Total Indiana		16,511

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 24

schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Iowa [0.5%]
Iowa State, Finance Authority, Child Serve Project, Ser B, RB
Callable 06/01/25 @ 100
5.000%, 06/01/36	$2,000	$1,847
Iowa State, Tobacco Settlement Authority, Sub-Ser B, RB
Callable 06/01/31 @ 26
7.598%, 06/01/65(C)	14,000	1,493
PEFA, RB
Callable 06/01/26 @ 101
5.000%, 09/01/49(A)	2,000	2,040

Total Iowa		5,380

Kansas [0.5%]
University of Kansas Hospital Authority, RB
Pre-Refunded @ 100
4.000%, 03/01/27(E)	1,330	1,408
University of Kansas Hospital Authority, RB
Callable 03/01/27 @ 100
4.000%, 03/01/42	1,170	1,138
Wichita City, Masonic Home, Ser II-A, RB
Callable 12/01/26 @ 100
5.375%, 12/01/46	1,500	345
Wichita City, Masonic Home, Ser II-A, RB
Callable 12/01/26 @ 100
5.250%, 12/01/36	500	115
Wyandotte County, Kansas City Unified Government, RB
Callable 09/01/25 @ 100
5.750%, 09/01/32	4,080	3,764

Total Kansas		6,770

Kentucky [0.7%]
County of Trimble Kentucky, RB, AMT
1.300%, 09/01/44(A)	1,000	844
Henderson Kentucky, RB, AMT
Callable 01/01/32 @ 100
4.700%, 01/01/52(B)	500	458
Kentucky State, Economic Development Finance Authority, Masonic Home Independent Living, RB
Callable 05/15/26 @ 100
5.000%, 05/15/46	4,500	3,381
Kentucky State, Economic Development Finance Authority, Ser A-, RB
Callable 08/01/29 @ 100
5.000%, 08/01/44	$1,000	$1,029
Kentucky State, Public Energy Authority, Ser B, RB
Callable 10/01/24 @ 100
4.000%, 01/01/49(A)	2,500	2,499

Total Kentucky		8,211

Louisiana [0.7%]
Juban Crossing, Economic Development District, General Infrastructure Project, Ser C, RB
Callable 03/15/25 @ 100
7.000%, 09/15/44(B)	5,450	4,978
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
Callable 07/01/23 @ 100
10.500%, 07/01/39(D)	1,435	—
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
7.000%, 07/01/24(B)(D)	1,319	—
Louisiana State, Public Facilities Authority, Pellets Project, Ser A, RB, AMT
Callable 07/01/24 @ 100
8.375%, 07/01/39(D)	3,474	—
Parish of State John the Baptist Louisiana, RB
2.200%, 06/01/37(A)	4,000	3,755

Total Louisiana		8,733

Maine [0.1%]
Maine State, Financing Authority, Casella Waste Systems Project, RB, AMT
4.375%, 08/01/35(A)(B)	1,000	979

Maryland [2.1%]
Baltimore Maryland, Sub-Ser, RB
Callable 06/01/31 @ 100
5.000%, 06/01/51	800	761

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 25

schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Baltimore Maryland, Sub-Ser, RB
Callable 06/01/31 @ 100
4.875%, 06/01/42	$740	$708
Baltimore, Harbor Point Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36	1,000	1,005
Baltimore, RB
Callable 06/01/29 @ 100
3.625%, 06/01/46(B)	1,370	1,066
Baltimore, RB
Callable 06/01/29 @ 100
3.500%, 06/01/39(B)	650	526
Baltimore, Sub-Ser B, RB
Callable 06/01/23 @ 100
3.875%, 06/01/46(B)	350	279
Baltimore, Sub-Ser B, RB
Callable 06/01/23 @ 100
3.700%, 06/01/39(B)	200	165
Brunswick, RB
Callable 01/01/29 @ 100
5.000%, 07/01/36	1,550	1,566
Brunswick, RB
Callable 01/01/29 @ 100
4.000%, 07/01/29	945	922
Frederick County, RB
Callable 07/01/29 @ 100
3.750%, 07/01/39	1,410	1,230
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
6.100%, 02/15/44	1,425	1,370
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
5.800%, 02/15/34	725	705
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.500%, 02/15/47(B)	1,250	1,144
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.375%, 02/15/39(B)	1,000	942
Maryland State, Economic Development, GO
Callable 09/01/30 @ 100
4.000%, 09/01/40	875	767
Maryland State, Economic Development, GO
Callable 09/01/30 @ 100
4.000%, 09/01/50	$875	$713
Maryland State, Health & Higher Educational Facilities Authority, Ser A, RB
Callable 05/15/27 @ 100
5.000%, 05/15/45	5,000	5,139
Prince George’s County, RB
Callable 07/01/28 @ 100
5.250%, 07/01/48(B)	2,000	1,957
Prince George’s County, RB
Callable 07/01/28 @ 100
5.125%, 07/01/39(B)	1,000	984
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.250%, 07/01/44	3,780	3,813
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.125%, 07/01/39	750	757
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.000%, 07/01/34	1,205	1,219

Total Maryland		27,738

Massachusetts [0.9%]
Massachusetts State, Development Finance Agency, Emmanuel College, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/36	2,305	2,355
Massachusetts State, Development Finance Agency, RB
Callable 07/01/28 @ 103
5.000%, 07/01/51(B)	2,500	1,996
Massachusetts State, Development Finance Agency, RB
Callable 07/01/28 @ 103
5.000%, 07/01/56(B)	1,910	1,488

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 26

schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/43	$4,905	$4,940

Total Massachusetts		10,779

Michigan [1.5%]
Detroit City, GO
Callable 04/01/28 @ 100
5.000%, 04/01/38	625	632
Kalamazoo Economic Development, RB
Callable 08/15/28 @ 103
5.000%, 08/15/51(B)	1,505	1,186
Kalamazoo Economic Development, RB
Callable 05/15/27 @ 103
5.000%, 05/15/55	3,750	3,004
Michigan State, Finance Authority, Hospital Presbyterian Village, RB
Callable 11/15/25 @ 100
5.250%, 11/15/35	2,340	2,166
Michigan State, Finance Authority, Old Redford School Project, Ser A, RB
Callable 05/08/23 @ 100
6.500%, 12/01/40	3,745	3,608
Michigan State, Hospital Finance Authority, Ser Senior CR, RB
Callable 05/15/30 @ 100
5.000%, 11/15/47	4,000	4,166
Michigan State, Public Educational Facilities Authority, Old Redford Project, Ser A, RB
Callable 05/08/23 @ 100
5.875%, 12/01/30	2,000	1,956
Michigan State, Strategic Fund, RB
Callable 08/15/28 @ 103
5.000%, 08/15/51(B)	1,000	788
Michigan State, Tobacco Settlement Finance Authority, Ser C, RB
Callable 06/01/33 @ 11
9.053%, 06/01/58(C)	28,000	1,138

Total Michigan		18,644

Minnesota [0.7%]
Anoka, Housing Revenue Authority, Homestead Project, RB
Callable 11/01/24 @ 103
4.750%, 11/01/35	$3,000	$2,629
Bethel, Senior Housing Revenue, Lodge at Lakes at Stillwater Project, RB
Callable 06/01/23 @ 102
5.250%, 06/01/58	2,840	2,351
Duluth Economic Development Authority, RB
Callable 07/01/26 @ 103
4.000%, 07/01/41	1,860	1,474
Minneapolis State, Riverton Community Housing Project, RB
Callable 08/01/24 @ 102
5.000%, 08/01/53(B)	500	477
Minneapolis State, Riverton Community Housing Project, RB
Callable 08/01/24 @ 102
4.750%, 08/01/43(B)	1,600	1,481

Total Minnesota		8,412

Missouri [2.8%]
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 05/08/23 @ 100
4.000%, 03/01/42	1,000	817
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 05/08/23 @ 100
3.625%, 03/01/33	500	434
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 05/08/23 @ 100
3.000%, 03/01/26	285	270
Kansas City, Industrial Development Authority, Ser A, RB
Callable 04/01/26 @ 100
5.000%, 04/01/36(B)	2,000	1,854

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 27

schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Kirkwood Industrial Development Authority, RB
Callable 05/15/27 @ 100
5.250%, 05/15/30	$2,515	$2,394
Lees Summit, Industrial Development Authority, John Knox Village, Ser A, RB
Callable 08/15/24 @ 102
5.000%, 08/15/46	2,000	1,684
Lees Summit, Industrial Development Authority, John Knox Village, Ser A, RB
Callable 08/15/24 @ 102
5.000%, 08/15/51	500	412
Lees Summit, Industrial Development Authority, RB
Callable 08/15/25 @ 103
5.000%, 08/15/42	2,400	2,082
Maryland Heights Missouri, GO
Callable 11/01/29 @ 100
4.125%, 11/01/38	1,950	1,641
Missouri State, Health & Educational Facilities Authority, RB
Callable 08/01/31 @ 100
4.000%, 08/01/36	440	379
Missouri State, Health & Educational Facilities Authority, RB
Callable 08/01/31 @ 100
4.000%, 08/01/41	410	330
Poplar Bluff, Ser A, TA
Callable 11/01/23 @ 100
5.125%, 11/01/35(B)	4,885	4,554
St. Louis County, Industrial Development Authority, Manchester Ballas Community, RB
Callable 09/01/24 @ 100
5.250%, 09/01/45(B)	3,000	2,691
St. Louis County, Industrial Development Authority, Manchester Ballas Community, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(B)	2,000	1,836
St. Louis County, Industrial Development Authority, RB
Callable 09/01/25 @ 103
5.250%, 09/01/53	2,000	1,759
St. Louis, Industrial Development Authority, Ballpark Village Development Project, RB
Callable 11/15/26 @ 100
4.375%, 11/15/35	$2,250	$1,804
St. Louis, Industrial Development Authority, Ballpark Village Development Project, RB
Callable 11/15/26 @ 100
3.875%, 11/15/29	1,315	1,139
St. Louis, Industrial Development Authority, Innovation District Project, TA
Callable 05/15/24 @ 100
4.375%, 05/15/36	2,500	2,344
St. Louis, Industrial Development Authority, RB
Callable 05/15/29 @ 100
5.000%, 05/15/41	3,250	3,212
University City Industrial Development Authority, Ser A
Callable 06/15/33 @ 100
4.875%, 06/15/36	1,900	1,893

Total Missouri		33,529

Nebraska [0.1%]
Central Plains Energy Project, Ser 1
Callable 07/01/29 @ 100
5.000%, 05/01/53(A)	1,750	1,812

Nevada [1.3%]
Henderson Local Improvement Districts, SAB
Callable 09/01/31 @ 100
4.000%, 09/01/51	250	195
Henderson Local Improvement Districts, SAB
Callable 09/01/31 @ 100
3.500%, 09/01/45	700	500
Las Vegas, Finance Authority, RB
Callable 04/26/23 @ 100
4.375%, 06/15/35(B)	2,500	2,275
Las Vegas, Special Improvement District No. 611, RB
Callable 06/01/30 @ 100
4.125%, 06/01/50	875	728

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 28

schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Las Vegas, Special Improvement District No. 612 Skye Hills, GO
Callable 06/01/30 @ 100
3.750%, 06/01/42	$750	$593
Las Vegas, Special Improvement District No. 612 Skye Hills, GO
Callable 06/01/30 @ 100
3.500%, 06/01/35	200	165
Las Vegas, Special Improvement District No. 812, SAB
Callable 12/01/25 @ 100
5.000%, 12/01/35	910	915
Las Vegas, Special Improvement District No. 814, GO
Callable 06/01/29 @ 100
4.000%, 06/01/44	715	615
Las Vegas, Special Improvement District No. 815, GO
Callable 12/01/30 @ 100
4.750%, 12/01/40	750	718
Las Vegas, Special Improvement District No. 816, SPA
Callable 06/01/31 @ 100
3.125%, 06/01/46	2,290	1,552
Las Vegas, Special Improvement District No. 816, SPA
Callable 06/01/31 @ 100
3.125%, 06/01/51	1,060	677
Las Vegas, Special Improvement District No. 816, SPA
Callable 06/01/31 @ 100
3.000%, 06/01/41	950	685
Nevada State, Department of Business & Industry, Green-Fulcrum Sierra Biofuels, RB, AMT
Callable 12/15/27 @ 100
6.250%, 12/15/37(B)	100	90
Nevada State, Department of Business & Industry, Sumerset Academy, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/35(B)	1,595	1,561
Nevada State, Department of Business & Industry, Sumerset Academy, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/48(B)	1,000	886
Reno Nevada, Sub-Ser, RB
Callable 07/01/38 @ 31
6.230%, 07/01/58(B)(C)	17,000	2,150
Sparks Nevada, Ser A, RB
2.500%, 06/15/24(B)	$325	$317

Total Nevada		14,622

New Hampshire [0.7%]
New Hampshire, Business Finance Authority, RB
Callable 01/01/26 @ 103
4.000%, 01/01/41	1,000	830
New Hampshire, Business Finance Authority, RB
Callable 01/01/26 @ 103
4.000%, 01/01/51	1,000	769
New Hampshire, Business Finance Authority, Ser A, RB
Callable 07/01/25 @ 103
5.750%, 07/01/54(B)	1,250	1,135
New Hampshire, Business Finance Authority, Ser A, RB
Callable 07/01/25 @ 103
5.625%, 07/01/46(B)	500	456
New Hampshire, Business Finance Authority, Ser A, RB
Callable 07/01/25 @ 100
3.625%, 07/01/43(A)(B)	2,000	1,497
New Hampshire, Business Finance Authority, Ser B, RB, AMT
Callable 07/01/25 @ 100
3.750%, 07/01/45(A)(B)	4,770	3,593

Total New Hampshire		8,280

New Jersey [2.5%]
New Jersey Economic Development Authority
Pre-Refunded @ 100
5.000%, 12/15/28(E)	370	424
New Jersey Economic Development Authority
Callable 12/15/28 @ 100
5.000%, 06/15/43	630	659
New Jersey State, Economic Development Authority, Continental Airlines Project, RB, AMT
Callable 05/08/23 @ 101
5.250%, 09/15/29	750	751

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 29

schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
New Jersey State, Economic Development Authority, Port Newark Container, RB, AMT
Callable 10/01/27 @ 100
5.000%, 10/01/47	$2,170	$2,090
New Jersey State, Economic Development Authority, RB
Callable 11/01/29 @ 100
4.000%, 11/01/37	1,100	1,107
New Jersey State, Economic Development Authority, RB, AMT
Callable 03/05/24 @ 101
5.625%, 11/15/30	1,000	1,008
New Jersey State, Economic Development Authority, RB, AMT
Callable 10/01/27 @ 100
5.000%, 10/01/37	3,830	3,838
New Jersey State, Economic Development Authority, Ser A, RB
5.000%, 11/01/27	780	847
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/42	1,155	1,201
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/47	1,230	1,269
New Jersey State, Economic Development Authority, Ser S, RB
Callable 12/15/30 @ 100
4.000%, 06/15/46	500	475
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
Callable 06/15/25 @ 100
5.250%, 06/15/41	5,245	5,382
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
Callable 12/15/28 @ 100
4.000%, 06/15/37	3,500	3,525
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/28 @ 100
5.000%, 06/15/46	1,000	1,039
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/28 @ 100
4.500%, 06/15/49	$4,015	$4,027
Tobacco Settlement Financing, Sub-Ser B, RB
Callable 06/01/28 @ 100
5.000%, 06/01/46	2,500	2,509

Total New Jersey		30,151

New Mexico [0.7%]
Farmington New Mexico, RB
1.150%, 06/01/40(A)	3,500	3,386
Farmington New Mexico, RB
1.100%, 06/01/40(A)	3,000	2,986
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/33	500	485
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/38	500	471
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/48	1,750	1,592

Total New Mexico		8,920

New York [5.1%]
Build NYC Resource, RB
Callable 07/01/32 @ 100
5.000%, 07/01/42	750	775
Dutchess County, Local Development, Ser A, RB
Callable 07/01/30 @ 100
5.000%, 07/01/45(B)	875	881
Dutchess County, Local Development, Ser A, RB
Callable 07/01/30 @ 100
5.000%, 07/01/51(B)	875	869
Jefferson County, Civic Facility Development, RB
Callable 11/01/27 @ 100
4.000%, 11/01/42	4,500	3,393
Jefferson County, Civic Facility Development, RB
Callable 11/01/27 @ 100
4.000%, 11/01/47	375	266

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 30

schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Metropolitan Transportation Authority, Ser A-1, RB
Callable 05/15/31 @ 100
4.000%, 11/15/49	$3,000	$2,734
Metropolitan Transportation Authority, Ser C-1, RB
Callable 05/15/30 @ 100
5.000%, 11/15/50	1,750	1,803
Metropolitan Transportation Authority, Ser C-1, RB
Callable 11/15/26 @ 100
5.000%, 11/15/56	3,640	3,657
Metropolitan Transportation Authority, Ser C-1, RB
Callable 05/15/30 @ 100
4.750%, 11/15/45	2,000	2,028
Metropolitan Transportation Authority, Ser D1, RB
Callable 11/15/30 @ 100
5.000%, 11/15/44	2,450	2,549
Metropolitan Transportation Authority, Sub-Ser A-SUB, RB
Callable 11/15/28 @ 100
5.000%, 11/15/45	1,690	1,741
Monroe County, Industrial Development, RB
Callable 06/01/28 @ 100
5.000%, 06/01/50(B)	1,100	1,103
Nassau County, Industrial Development Agency, RB
Callable 10/01/26 @ 107
5.000%, 01/01/58(A)	4,358	1,961
New York State, Environmental Facilities, RB, AMT
Callable 06/02/25 @ 100
2.750%, 09/01/50(A)	750	706
New York State, Liberty Development, Bank of America Tower, RB
Callable 03/15/29 @ 100
2.800%, 09/15/69	1,000	916
New York State, Transportation Development, American Airlines, RB, AMT
Callable 04/26/23 @ 100
5.000%, 08/01/26	2,000	2,002
New York State, Transportation Development, RB, AMT
Callable 08/01/30 @ 100
5.250%, 08/01/31	1,730	1,783
New York State, Transportation Development, RB, AMT
Callable 01/01/28 @ 100
5.000%, 01/01/36	$5,000	$5,054
New York State, Transportation Development, RB, AMT
Callable 10/01/30 @ 100
5.000%, 10/01/40	2,800	2,812
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/34	1,000	1,007
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/40	1,000	1,004
Port Authority of New York & New Jersey, Ser 221, RB, AMT
Callable 07/15/30 @ 100
4.000%, 07/15/50	2,000	1,883
TSASC, Ser A, RB
Callable 06/01/27 @ 100
5.000%, 06/01/41	2,000	2,040
TSASC, Ser B, RB
Callable 06/01/27 @ 100
5.000%, 06/01/48	3,000	2,754
TSASC, Sub-Ser, RB
Callable 06/01/27 @ 100
5.000%, 06/01/45	4,000	3,726
Westchester, Tobacco Asset Securitization, Ser B, RB
Callable 06/01/27 @ 100
5.000%, 06/01/41	2,485	2,547
Westchester, Tobacco Asset Securitization, Sub-Ser C, RB
Callable 06/01/27 @ 100
5.125%, 06/01/51	7,000	7,100

Total New York		59,094

North Carolina [0.2%]
North Carolina State, Department of Transportation, I-77 Hot Lanes Project, RB, AMT
Callable 06/30/25 @ 100
5.000%, 12/31/37	1,405	1,412
North Carolina State, Medical Care Commission, Ser A, RB
Callable 09/01/27 @ 100
4.000%, 09/01/50	250	187

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 31

schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
North Carolina State, Turnpike Authority, RB, ETM
5.000%, 02/01/24	$1,000	$1,018

Total North Carolina		2,617

North Dakota [0.6%]
Burleigh County, Educational Facilities Revenue, Education Facilities, University of Mary Project, RB
Callable 04/15/26 @ 100
5.200%, 04/15/46	1,100	1,001
County of Grand Forks North Dakota, RB, AMT
Callable 06/15/26 @ 103
7.000%, 12/15/43(B)(D)	5,000	2,750
County of Ward North Dakota, Ser C
Callable 06/01/28 @ 100
5.000%, 06/01/38	4,000	3,685

Total North Dakota		7,436

Ohio [4.1%]
Buckeye Tobacco Settlement, Financing Authority, Ser A-2-Class, RB
Callable 06/01/30 @ 100
4.000%, 06/01/48	8,500	7,501
Buckeye Tobacco Settlement, Financing Authority, Ser B-2, RB
Callable 06/01/30 @ 100
5.000%, 06/01/55	13,045	11,811
Buckeye Tobacco Settlement, Financing Authority, Ser B-3, RB
Callable 06/01/30 @ 22
7.222%, 06/01/57(C)	20,000	2,388
Cleveland-Cuyahoga County Port Authority, TA
Callable 12/01/29 @ 100
4.000%, 12/01/55(B)	250	210
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
Callable 02/15/27 @ 100
5.250%, 02/15/47	3,800	3,857
Cuyahoga County, RB
Callable 02/15/27 @ 100
5.000%, 02/15/57	5,000	4,934
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 05/08/23 @ 100
5.000%, 02/15/44	$5,000	$4,624
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 05/08/23 @ 100
5.000%, 02/15/48	250	217
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.500%, 01/15/48(B)	970	886
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.250%, 01/15/38(B)	3,555	3,342
Ohio State, Air Quality Development Authority, RB, AMT
Callable 07/01/29 @ 100
5.000%, 07/01/49(B)	8,250	7,427
Ohio State, Housing Finance Agency, Sanctuary at Springboro Project, RB
Callable 10/01/25 @ 101
5.450%, 01/01/38(B)	2,500	1,928

Total Ohio		49,125

Oklahoma [0.6%]
Oklahoma County, Finance Authority, Epworth Village Project, Ser A, RB
Callable 05/08/23 @ 100
5.125%, 04/01/42	4,000	2,000
Oklahoma State, Development Finance Authority, RB
Callable 08/01/27 @ 100
5.250%, 08/01/57(D)	1,622	2
Oklahoma State, Development Finance Authority, Ser B, RB
Callable 08/15/28 @ 100
5.250%, 08/15/48	1,000	947

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 32

schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.875%, 11/01/46(D)	$3,843	$10
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.625%, 11/01/36(D)	1,664	4
Tulsa Airports Improvement Trust, RB, AMT
Callable 06/01/25 @ 100
5.000%, 06/01/35(A)	4,000	4,022

Total Oklahoma		6,985

Oregon [0.5%]
Clackamas County, Hospital Facility Authority, Ser A, RB
Callable 11/15/25 @ 102
5.375%, 11/15/55	875	783
Clackamas County, Hospital Facility Authority, Ser A, RB
Callable 11/15/25 @ 102
5.250%, 11/15/50	1,000	892
Hospital Facilities Authority of Multnomah County Oregon
Callable 12/01/28 @ 103
4.000%, 12/01/36	1,180	982
Hospital Facilities Authority of Multnomah County Oregon, RB
Callable 12/01/28 @ 103
4.000%, 12/01/56	5,000	3,360

Total Oregon		6,017

Pennsylvania [2.4%]
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
Callable 05/01/27 @ 100
5.000%, 05/01/42(B)	1,750	1,704
Allentown, Neighborhood Improvement Zone Development Authority, Sub-Ser, RB
Callable 05/01/28 @ 100
5.375%, 05/01/42(B)	3,000	2,998
Allentown, Neighborhood Improvement Zone Development Authority, Sub-Ser, RB
Callable 05/01/28 @ 100
5.125%, 05/01/32(B)	$1,500	$1,518
Berks County Industrial Development Authority
Callable 11/01/27 @ 100
4.000%, 11/01/50	3,500	1,709
Chester County, Health and Education Facilities Authority, RB
Callable 12/01/28 @ 103
4.000%, 12/01/51	1,150	776
Chester County, Industrial Development Authority, Woodlands at Graystone Project, RB
Callable 03/01/28 @ 100
5.125%, 03/01/48(B)	700	650
Chester County, Industrial Development Authority, Woodlands at Graystone Project, RB
Callable 03/01/28 @ 100
5.000%, 03/01/38(B)	425	413
Dauphin County, General Authority, Harrisburg University of Science and Technology Project, RB
Callable 10/15/27 @ 100
5.125%, 10/15/41(B)	1,135	1,036
Dauphin County, General Authority, RB
Callable 10/15/28 @ 100
6.250%, 10/15/53(B)	750	754
Dauphin County, General Authority, RB
Callable 10/15/27 @ 100
5.000%, 10/15/34(B)	3,470	3,286
DuBois, Hospital Authority, RB
Callable 01/15/28 @ 100
4.000%, 07/15/43	2,370	2,210
Franklin County, Industrial Development Authority, RB
Callable 12/01/25 @ 103
5.000%, 12/01/49	780	624
Franklin County, Industrial Development Authority, RB
Callable 12/01/25 @ 103
5.000%, 12/01/54	1,000	780

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 33

schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Pennsylvania State, Economic Development Financing Authority, RB, AMT
Callable 12/31/32 @ 100
5.750%, 06/30/48	$625	$675
Pennsylvania State, Economic Development Financing Authority, RB, AMT
Callable 12/31/32 @ 100
5.250%, 06/30/53	1,500	1,519
Pennsylvania State, Turnpike Commission, Convertible Capital Appreciation Project, Sub-Ser E, RB
Callable 12/01/27 @ 100
6.375%, 12/01/38	2,000	2,274
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/24 @ 100
5.000%, 12/01/33	1,500	1,551
Pottsville, Hospital Authority, Schuykill Health System Project, RB
Pre-Refunded @ 100
6.500%, 07/01/24(B)(E)	3,000	3,132
Washington County, Redevelopment Authority, TA
Callable 01/01/28 @ 100
5.000%, 07/01/35	1,235	1,209

Total Pennsylvania		28,818

Rhode Island [0.4%]
Rhode Island State, Health & Educational Building, RB
Callable 05/15/26 @ 100
5.000%, 05/15/39	1,000	1,009
Rhode Island State, Tobacco Settlement Financing, Ser B, RB
Callable 04/21/23 @ 17
12.073%, 06/01/52(C)	21,270	3,082

Total Rhode Island		4,091

South Carolina [0.2%]
Berkeley County, RB
Callable 11/01/29 @ 100
4.375%, 11/01/49	2,500	2,043

Tennessee [0.5%]
Chattanooga, Health Educational & Housing Facility Board, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35	$1,000	$1,003
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Ser S, RB
Callable 11/01/25 @ 102
4.000%, 11/01/45	5,000	3,939
Nashville, Metropolitan Development & Housing Agency, RB
Callable 06/01/28 @ 100
5.125%, 06/01/36(B)	900	912
Nashville, Metropolitan Development & Housing Agency, RB
4.500%, 06/01/28(B)	645	648

Total Tennessee		6,502

Texas [7.6%]
Alvin Independent School District, Ser B-REMK, GO, PSF-GTD
0.450%, 02/15/36(A)	2,000	1,977
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.125%, 03/01/44	2,300	2,330
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.000%, 03/01/34	400	407
Celina, Cambridge Crossing Public Improvement Project, SAB
Callable 09/01/28 @ 100
5.250%, 09/01/47(B)	500	495
Celina, Cambridge Crossing Public Improvement Project, SAB
Callable 09/01/28 @ 100
5.125%, 09/01/38(B)	1,500	1,494
Celina, Sutton Fields II Public Improvement Project, SAB
Callable 09/01/23 @ 103
7.250%, 09/01/45	475	490

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 34

schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Clifton, Higher Education Finance, International Leadership Project, Ser D, RB
Callable 08/15/25 @ 100
6.125%, 08/15/48	$4,245	$4,270
Grand Parkway, Transportation, Toll Revenue, Sub-Ser B, RB
Pre-Refunded @ 100
5.000%, 10/01/23(E)	2,000	2,023
Gulf Coast Authority, Ser B, RB, AMT
1.500%, 05/01/28	1,000	871
Houston, Airport System Revenue, RB, AMT
4.750%, 07/01/24	1,700	1,699
Houston, Airport System Revenue, RB, AMT
Callable 07/01/29 @ 100
4.000%, 07/01/41	2,500	2,120
Houston, Airport System Revenue, RB, AMT
Callable 07/15/29 @ 100
4.000%, 07/15/41	3,530	2,993
Houston, Airport System Revenue, Ser B-1, RB, AMT
Callable 07/15/25 @ 100
5.000%, 07/15/35	3,000	2,963
Houston, Airport System Revenue, Ser C, RB, AMT
5.000%, 07/15/27	1,000	1,005
Houston, Airport System Revenue, United Airlines Project, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/29	7,000	7,004
Lago Vista Texas, RB
Callable 09/01/30 @ 100
4.875%, 09/01/50(B)	275	252
Matagorda County Navigation District No. 1, AMBAC, AMT
5.125%, 11/01/28	1,500	1,612
Matagorda County Navigation District No. 1, RB, AMT
0.900%, 05/01/30(A)	1,750	1,725
Mission, Economic Development, RB, AMT
Callable 04/26/23 @ 104
4.625%, 10/01/31(B)	3,250	3,171
New Hope Cultural Education Facilities Finance, Ser A
Callable 08/15/25 @ 100
5.000%, 08/15/40(B)	4,750	4,501
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 07/01/24 @ 102
5.000%, 07/01/36	$3,410	$2,776
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 07/01/24 @ 102
5.000%, 07/01/46	1,250	908
New Hope, Cultural Education Facilities Finance, RB
7.500%, 11/15/36	3,385	2,815
New Hope, Cultural Education Facilities Finance, RB
7.500%, 11/15/37	545	428
New Hope, Cultural Education Facilities Finance, RB
Callable 08/15/31 @ 100
4.000%, 08/15/46(B)	4,385	3,242
New Hope, Cultural Education Facilities Finance, RB
Callable 11/15/26 @ 105
2.000%, 11/15/61(A)	13,887	5,960
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.750%, 08/15/45(B)	1,700	1,747
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.500%, 08/15/35(B)	900	932
North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C, RB
Pre-Refunded @ 100
0.000%, 09/01/31(E)	5,000	6,386
Port Beaumont Navigation District, RB
Callable 05/08/23 @ 102
6.000%, 01/01/25(B)	1,525	1,435
Port Beaumont Navigation District, RB, AMT
Callable 05/08/23 @ 102
3.625%, 01/01/35(B)	1,000	805
Port Beaumont Navigation District, RB, AMT
Callable 07/01/23 @ 103
2.875%, 01/01/41(B)	750	496

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 35

schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Port Beaumont Navigation District, RB, AMT
Callable 07/01/23 @ 103
2.750%, 01/01/36(B)	$1,000	$716
Port of Beaumont, Industrial Development Authority, RB
Callable 07/01/23 @ 102
4.100%, 01/01/28(B)	6,330	5,105
Sanger, Industrial Development Authority, Texas Pellets Project, Ser B, RB, AMT
Callable 05/08/23 @ 100
8.000%, 07/01/38(D)	4,950	1,237
Tarrant County, Cultural Education Facilities Finance, Northwest Senior Housing Edgemere Project, RB
Callable 05/15/27 @ 100
5.250%, 11/15/47(D)	3,720	1,488
Tarrant County, Cultural Education Facilities Finance, RB
Callable 02/15/27 @ 100
6.375%, 02/15/52(D)	9,000	4,950
Temple, Ser A-REV, RB
Callable 08/01/25 @ 100
5.000%, 08/01/38	2,000	2,026
Texas State, Private Activity Bond Surface Transportation, RB, AMT
Callable 06/30/29 @ 100
5.000%, 06/30/58	2,000	1,974
Texas State, Private Activity Bond Surface Transportation, SH 288 Toll Lanes Project, RB, AMT
Callable 12/31/25 @ 100
5.000%, 12/31/45	1,635	1,641
Texas State, Transportation Commission, RB
Callable 02/01/29 @ 73
5.312%, 08/01/36(C)	1,000	524

Total Texas		90,993

Utah [0.3%]
Downtown East Streetcar Sewer Public Infrastructure District, Ser A, GO
Callable 09/01/27 @ 103
6.000%, 03/01/53(B)	2,000	2,011
Downtown East Streetcar Sewer Public Infrastructure District, Ser A, GO
Callable 09/01/27 @ 103
5.750%, 03/01/42(B)	$500	$504
Utah Charter School Finance Authority, RB
Callable 06/15/28 @ 102
5.000%, 06/15/55(B)	1,750	1,594

Total Utah		4,109

Vermont [0.1%]
Vermont State, Economic Development Authority, Casella Waste Systems Project, RB, AMT
4.625%, 04/01/36(A)(B)	1,000	962

Virginia [0.8%]
Cherry Hill, Community Development Authority, Potomac Shores Project, SAB
Callable 03/01/25 @ 100
5.400%, 03/01/45(B)	2,000	1,990
Cherry Hill, Community Development Authority, Potomac Shores Project, SAB
Callable 03/01/25 @ 100
5.150%, 03/01/35(B)	1,000	1,000
Lower Magnolia Green, Community Development Authority, SAB
Callable 03/01/25 @ 100
5.000%, 03/01/45(B)	3,800	3,578
West Falls Community Development Authority, Ser A, RB
Callable 09/01/32 @ 100
5.375%, 09/01/52(B)	2,125	2,123
Wise County, Industrial Development Authority, Ser A-RE, RB
0.750%, 10/01/40(A)	1,500	1,383

Total Virginia		10,074

Washington [1.1%]
Kalispel Tribe of Indians, Ser A, RB
Callable 01/01/28 @ 100
5.250%, 01/01/38(B)	400	413

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 36

schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Washington State Housing Finance Commission, Ser A-TRANSFORMING
Callable 07/01/26 @ 103
5.000%, 01/01/55(B)	$4,000	$2,899
Washington State, Health Care Facilities Authority, RB
Callable 01/01/28 @ 100
4.000%, 07/01/42	3,500	3,238
Washington State, Health Care Facilities Authority, Ser A-, RB
Callable 08/01/29 @ 100
4.000%, 08/01/44	2,715	2,483
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/25 @ 102
5.000%, 07/01/38(B)	325	284
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/25 @ 102
5.000%, 07/01/48(B)	2,400	1,954
Washington State, Housing Finance Commission, Rockwood Retirement Community Project, RB
Pre-Refunded @ 100
7.500%, 01/01/24(B)(E)	2,000	2,067

Total Washington		13,338

West Virginia [0.9%]
South Charleston West Virginia, RB
Callable 06/01/31 @ 100
4.500%, 06/01/50(B)	3,240	2,489
West Virginia, Economic Development Authority, RB, AMT
Callable 01/01/25 @ 100
5.000%, 07/01/45(A)	1,190	1,189
West Virginia, Economic Development Authority, Ser S, RB
0.625%, 12/01/38(A)	2,500	2,288
West Virginia, Tobacco Settlement Finance Authority, RB
Callable 12/01/30 @ 100
4.875%, 06/01/49	$5,070	$4,582

Total West Virginia		10,548

Wisconsin [6.6%]
Hartford, Public Finance Authority, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(B)	1,580	1,428
Piedmont, Public Finance Authority, RB
Callable 06/15/29 @ 100
5.000%, 06/15/49	500	499
Pine Lake, Public Finance Authority, RB
Callable 03/01/25 @ 100
5.500%, 03/01/45(B)	3,460	3,494
Pine Lake, Public Finance Authority, RB
Callable 03/01/25 @ 100
5.250%, 03/01/35(B)	1,250	1,271
Public Finance Authority, RB
Callable 02/01/32 @ 100
5.000%, 02/01/52	2,500	2,500
Public Finance Authority, RB
Callable 07/01/30 @ 100
5.000%, 01/01/55(B)	3,000	2,270
Public Finance Authority, RB
Callable 04/01/32 @ 100
4.000%, 04/01/42(B)	850	691
Public Finance Authority, RB
Callable 06/01/27 @ 100
4.000%, 06/01/51(B)	715	510
Public Finance Authority, RB
Callable 07/01/29 @ 100
4.000%, 07/01/51	2,750	2,252
Public Finance Authority, RB
Callable 04/01/32 @ 100
4.000%, 04/01/52(B)	1,250	935
Public Finance Authority, RB
Callable 06/01/27 @ 103
4.000%, 06/01/56(B)	4,000	2,603
Public Finance Authority, RB, AMT
Callable 09/30/31 @ 100
4.000%, 09/30/51	600	494

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 37

schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Public Finance Authority, RB, AMT
Callable 09/30/31 @ 100
4.000%, 03/31/56	$3,290	$2,643
University of Wisconsin Hospitals & Clinics, RB
Callable 10/01/31 @ 100
4.000%, 04/01/51	4,995	4,695
Wisconsin State, Health & Educational Facilities Authority, Dickson Hollow Project, RB
Callable 05/08/23 @ 102
5.500%, 10/01/49	2,500	2,197
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 08/15/26 @ 100
5.000%, 02/15/51(A)	1,000	1,048
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 08/15/24 @ 100
5.000%, 02/15/52(A)	1,500	1,530
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 04/01/27 @ 100
4.000%, 04/01/39	2,500	2,452
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 01/01/27 @ 103
4.000%, 01/01/47	1,680	1,227
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 01/01/27 @ 103
4.000%, 01/01/57	1,920	1,311
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 08/15/31 @ 100
3.000%, 08/15/51	1,610	1,135
Wisconsin State, Health & Educational Facilities Authority, Woodland Hill Senior Housing Project, RB
Callable 05/08/23 @ 102
5.250%, 12/01/49	4,000	3,429
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36(B)	$6,125	$5,742
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
4.625%, 06/01/36(B)	3,300	2,966
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.625%, 07/01/44	3,500	3,540
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.375%, 07/01/34	2,000	2,034
Wisconsin State, Public Finance Authority, Cornerstone Christian Project, RB
Callable 02/01/26 @ 100
5.000%, 02/01/36(B)	3,000	2,863
Wisconsin State, Public Finance Authority, National Gypsum, RB, AMT
Callable 08/01/26 @ 100
4.000%, 08/01/35	3,000	2,613
Wisconsin State, Public Finance Authority, RB
Callable 03/01/30 @ 100
5.250%, 03/01/45(B)	1,500	1,326
Wisconsin State, Public Finance Authority, RB
Callable 03/01/30 @ 100
5.250%, 03/01/55(B)	2,500	2,132
Wisconsin State, Public Finance Authority, RB
Callable 04/01/30 @ 100
5.000%, 04/01/40(B)	1,175	1,128
Wisconsin State, Public Finance Authority, RB
Callable 04/01/30 @ 100
5.000%, 04/01/50(B)	1,675	1,523
Wisconsin State, Public Finance Authority, Roseman University Health Sciences, RB
Callable 04/01/25 @ 100
5.875%, 04/01/45	5,000	5,044

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 38

schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Wisconsin State, Public Finance Authority, Senior Trips Obligation Group Project, Ser B, RB, AMT
Callable 05/08/23 @ 100
5.000%, 07/01/42	$1,000	$995
Wisconsin State, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/35(B)	3,000	3,065
Wisconsin State, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/45(B)	4,280	4,307
Wisconsin State, Public Finance Authority, Ser E, RB, AMT
Callable 05/08/23 @ 100
5.000%, 07/01/23	820	821

Total Wisconsin		80,713

American Samoa [0.3%]
American Samoa, Economic Development Authority, Ser A, RB
Callable 09/01/25 @ 100
6.625%, 09/01/35	3,000	3,148

Puerto Rico [6.0%]
Children’s Trust Fund, RB
Callable 05/08/23 @ 100
5.625%, 05/15/43	2,000	2,019
Commonwealth of Puerto Rico, Ser A, GO
2.575%, 07/01/24(C)	414	390
Commonwealth of Puerto Rico, Ser A1, GO
5.625%, 07/01/27	2,951	3,049
Commonwealth of Puerto Rico, Ser A1, GO
Callable 07/01/31 @ 103
4.000%, 07/01/33	6,113	5,495
Commonwealth of Puerto Rico, Ser A1, GO
Callable 07/01/31 @ 103
4.000%, 07/01/37	2,957	2,501
Commonwealth of Puerto Rico, Sub-Ser CW, GO
0.000%, 11/01/43(A)	6,456	2,809
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Ser A
Callable 07/01/32 @ 100
5.000%, 07/01/33(B)	$2,000	$1,992
Puerto Rico, Electric Power Authority, Ser A, RB
Callable 07/01/23 @ 100
6.750%, 07/01/36(D)	2,605	1,886
Puerto Rico, Electric Power Authority, Ser AAA, RB
Callable 05/08/23 @ 100
5.250%, 07/01/30(D)	1,625	1,166
Puerto Rico, Electric Power Authority, Ser CCC, RB
Callable 05/08/23 @ 100
5.250%, 07/01/28(D)	2,145	1,528
Puerto Rico, Electric Power Authority, Ser E-1, RB
10.000%, 01/01/21(D)	3,957	2,898
Puerto Rico, Electric Power Authority, Ser E-2, RB
10.000%, 07/01/21(D)	1,500	1,099
Puerto Rico, Electric Power Authority, Ser E-3, RB
10.000%, 01/01/22(D)	500	366
Puerto Rico, Electric Power Authority, Ser XX, RB
Callable 05/08/23 @ 100
5.250%, 07/01/40(D)	4,000	2,870
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
5.000%, 07/01/58	10,167	9,574
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
4.750%, 07/01/53	1,276	1,167
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/25 @ 100
4.500%, 07/01/34	19,005	18,758
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
4.316%, 07/01/24(C)	1,383	1,308

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 39

schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Municipal High Income Fund (concluded)

Description	Face Amount (000)/Shares	Value (000)
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.784%, 07/01/58	$10,771	$9,776
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.536%, 07/01/53	31	27

Total Puerto Rico		70,678

Total Municipal Bonds
(Cost $1,248,525)		1,151,391

Corporate Bond [0.2%]
Medical Products & Services [0.2%]
Tower Health
4.451%, 02/01/50	4,000	1,740

Total Corporate Bond
(Cost $3,270)		1,740

Short-Term Investment [2.1%]
SEI Daily Income Trust Government Fund, Cl Institutional, 4.570%**	25,458,931	25,459

Total Short-Term Investment
(Cost $25,459)		25,459

Total Investments [98.0%]
(Cost $1,277,254)		$1,178,590

Percentages are based on net assets of $1,202,813 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2023.

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2023, the value of these securities amounted to $314,461 (000), representing 26.1% of the net assets of the Fund.

(C)	Zero coupon security.

(D)	In default on interest payments. Rate shown represents the last coupon rate prior to default.

(E)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

AGM — Assured Guarantee Municipal

AMBAC — American Municipal Bond Assurance Company

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual

CDA — Community Development Administration

Cl — Class

ETM — Escrowed to Maturity

GO — General Obligation

RB — Revenue Bond

SAB — Special Assessment Board

Ser — Series

SPL Tax — Special Tax

TA — Tax Allocation

The following is a list of the inputs used as of March 31, 2023 is valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,151,391	$—	$1,151,391
Corporate Bond	—	1,740	—	1,740
Short-Term Investment	25,459	—	—	25,459
Total Investments in Securities	$25,459	$1,153,131	$—	$1,178,590

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 40

schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [47.6%]
Communication Services [7.2%]
America Movil
3.625%, 04/22/29	$2,000	$1,866
Verizon Communications
2.355%, 03/15/32	2,536	2,079

Total Communication Services		3,945

Consumer Discretionary [4.4%]
General Motors Financial
4.350%, 01/17/27	2,500	2,421

Consumer Staples [3.0%]
Coca-Cola
1.375%, 03/15/31	2,000	1,630

Energy [3.3%]
Energy Transfer
5.950%, 12/01/25	1,800	1,828

Financials [13.8%]
Banco Santander
2.746%, 05/28/25	2,000	1,885
Barclays
4.375%, 01/12/26	2,000	1,929
Capital One Financial
4.200%, 10/29/25	1,800	1,677
Jefferies Financial Group
4.850%, 01/15/27	2,210	2,156
Lehman Brothers Holdings, MTN
7.000%, 09/28/37(A)	$400	$1

Total Financials		7,648

Health Care [1.5%]
CVS Health
4.300%, 03/25/28	854	838

Industrials [6.9%]
John Deere Capital, MTN
2.800%, 09/08/27	2,500	2,350
Penske Truck Leasing LP
3.450%, 07/01/24(B)	1,500	1,460

Total Industrials		3,810

Real Estate [4.0%]
Prologis
2.125%, 04/15/27	2,425	2,207

Utilities [3.5%]
Duke Energy
3.400%, 06/15/29	2,020	1,863
Korea Electric Power
6.750%, 08/01/27	75	81

Total Utilities		1,944

Total Corporate Bonds
(Cost $29,459)		26,271

U.S. Treasury Obligations [45.0%]
U.S. Treasury Notes
4.250%, 10/15/25	1,750	1,762
2.625%, 01/31/26	5,350	5,171
2.375%, 03/31/29	2,000	1,865
1.875%, 07/31/26	4,500	4,230
1.750%, 03/15/25	1,500	1,434
1.625%, 08/15/29	3,800	3,386
1.000%, 07/31/28	2,150	1,877
0.875%, 11/15/30	3,950	3,267
0.125%, 01/15/24	1,900	1,833

Total U.S. Treasury Obligations
(Cost $27,241)		24,825

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 41

schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
Affiliated Registered Investment Company [4.4%]
City National Rochdale Fixed Income Opportunities Fund, Cl N‡	$127,551	$2,397

Total Affiliated Registered Investment Company
(Cost $2,500)		2,397

Mortgage-Backed Obligations [0.1%]
Cityscape Home Equity Loan Trust, Ser 1997-C, Cl A4
7.500%, 07/25/28	5	2
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Cl A5
2.960%, 04/15/46	44	44
Residential Accredit Loans, Ser 2004-QS6, Cl A1
5.000%, 05/25/19	—	—

Total Mortgage-Backed Obligations
(Cost $50)		46

U.S. Government Mortgage-Backed Obligations [0.0%]
FHLMC, Pool 1B2677
4.150%, ICE LIBOR USD 12 Month + 1.900%, 01/01/35(C)	1	1
FHLMC, Pool 1B2683
4.150%, ICE LIBOR USD 12 Month + 1.900%, 01/01/35(C)	1	1
FHLMC, Pool 1B2692
4.000%, ICE LIBOR USD 12 Month + 1.780%, 12/01/34(C)	2	2
FNMA, Pool 253183
7.500%, 04/01/30	—	—
FNMA, Pool 253398
8.000%, 08/01/30	—	1
FNMA, Pool 255814
5.500%, 08/01/35	4	4
FNMA, Pool 303168
9.500%, 02/01/25	—	—
FNMA, Pool 745275
5.000%, 02/01/36	1	1

FNMA, Pool 827223
2.840%, ICE LIBOR USD 12 Month + 1.465%, 04/01/35(C)	$5	$5
FNMA, Pool 844809
5.000%, 11/01/35	1	1

Total U.S. Government Mortgage-Backed Obligations
(Cost $15)		16

Short-Term Investment [1.8%]
SEI Daily Income Trust Government Fund, Cl Institutional, 4.570%**	1,009,080	1,009

Total Short-Term Investment
(Cost $1,009)		1,009

Total Investments [98.9%]
(Cost $60,274)		$54,564

Percentages are based on net assets of $55,150 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2023.

‡	Investment in Affiliate.

(A)	In default on interest payments. Rate shown represents the last coupon rate prior to default.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2023, the value of these securities amounted to $1,460 (000), representing 2.6% of the net assets of the Fund.

(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rates

LP — Limited Partnership

MTN — Medium Term Note

Ser — Series

USD — U.S. Dollar

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 42

schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Intermediate Fixed Income Fund (concluded)

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$26,271	$—	$26,271
U.S. Treasury Obligations	—	24,825	—	24,825
Affiliated Registered Investment Company	2,397	—	—	2,397
Mortgage-Backed Obligations	—	46	—	46
U.S. Government Mortgage-Backed Obligations	—	16	—	16
Short-Term Investment	1,009	—	—	1,009
Total Investments in Securities	$3,406	$51,158	$—	$54,564

The following is a summary of the transactions with the affiliates for the period ended March 31, 2023.

City National Rochdale Fixed Income Opportunities Fund, Class N (000)
Beginning balance as of October 1, 2022	$2,372
Purchases at Cost	—
Proceeds from Sales	—
Realized Gain (Loss)	—
Unrealized Gain (Loss)	25
Ending balance as of March 31, 2023	$2,397
Dividend Income	$131

City National Rochdale Fixed Income Opportunities Fund, Class N (Shares)
Beginning balance as of October 1, 2022	127,551
Purchases	—
Sales	—
Ending balance as of March 31, 2023	127,551

Amounts designated as “—” are $0 or have been rounded to $0.

For information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 43

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Corporate Bonds [51.6%]
Aerospace & Defense [0.1%]
Spirit AeroSystems
7.500%, 04/15/25(A)		$610	$610
Spirit AeroSystems
9.375%, 11/30/29(A)		98	107
Triumph Group
9.000%, 03/15/28(A)		590	590

Total Aerospace & Defense			1,307

Aerospace / Defense [0.8%]
Embraer Netherlands Finance BV
6.950%, 01/17/28		6,550	6,627
TransDigm
6.250%, 03/15/26(A)		5,325	5,337
TransDigm
6.375%, 06/15/26		800	782
TransDigm
5.500%, 11/15/27		1,825	1,721
TransDigm
6.750%, 08/15/28(A)		1,225	1,239
TransDigm UK Holdings
6.875%, 05/15/26		1,950	1,921

Total Aerospace / Defense			17,627

Airlines [0.3%]
Allegiant Travel
7.250%, 08/15/27(A)		1,935	1,926
American Airlines
11.750%, 07/15/25(A)		1,020	1,116
American Airlines
5.500%, 04/20/26(A)		3,610	3,553
American Airlines
7.250%, 02/15/28(A)		$96	$93
Avianca Holdings
8.375%, 07/10/20(B)		39	2
Mileage Plus Holdings
6.500%, 06/20/27(A)		1,160	1,157

Total Airlines			7,847

Airport Develop/Maint [0.3%]
GMR Hyderabad International Airport
4.750%, 02/02/26		3,800	3,517
Mexico City Airport Trust
5.500%, 07/31/47		5,100	3,928

Total Airport Develop/Maint			7,445

Appliances [0.1%]
Nobel Bidco BV
3.125%, 06/15/28	EUR	1,700	1,290

Auto Rent & Lease [0.1%]
Hertz
4.625%, 12/01/26(A)		1,030	933
Kapla Holding SAS
7.982%, Euribor 3 Month + 5.500%, 07/15/27(C)	EUR	350	380
Upbound Group
6.375%, 02/15/29(A)		1,510	1,268

Total Auto Rent & Lease			2,581

Auto-Med and Heavy Duty Trks [0.1%]
Allison Transmission
4.750%, 10/01/27(A)		2,060	1,946

Automotive [1.3%]
Adient Global Holdings
4.875%, 08/15/26(A)		2,350	2,265
Adient Global Holdings
7.000%, 04/15/28(A)		225	231
Clarios Global
6.750%, 05/15/25(A)		159	161
Dana
5.375%, 11/15/27		175	163
Dana
5.625%, 06/15/28		475	446
Dana
4.250%, 09/01/30		250	201

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 44

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Dana Financing Luxembourg Sarl
5.750%, 04/15/25(A)		$450	$444
Dornoch Debt Merger Sub
6.625%, 10/15/29(A)		2,475	1,667
Ford Motor Credit
4.063%, 11/01/24		2,200	2,124
Ford Motor Credit
5.125%, 06/16/25		1,850	1,811
Ford Motor Credit
3.375%, 11/13/25		2,400	2,250
Ford Motor Credit
6.950%, 03/06/26		2,505	2,546
Ford Motor Credit
5.113%, 05/03/29		1,500	1,408
Ford Motor Credit
4.000%, 11/13/30		1,975	1,677
Ford Motor Credit, MTN
4.389%, 01/08/26		2,100	1,992
IHO Verwaltungs GmbH
4.750%, 09/15/26(A)		1,325	1,180
IHO Verwaltungs GmbH
6.000%cash/6.750% PIK, 05/15/27(A)		1,350	1,232
IHO Verwaltungs GmbH
6.375%cash/7.125% PIK, 05/15/29(A)		875	771
Panther BF Aggregator 2
8.500%, 05/15/27(A)		4,550	4,567
Real Hero Merger Sub 2
6.250%, 02/01/29(A)		2,350	1,737
Standard Profil Automotive GmbH
6.250%, 04/30/26	EUR	968	637

Total Automotive			29,510

Autoparts [0.3%]
Metalsa S A P I De Cv
3.750%, 05/04/31		1,195	903
3.750%, 05/04/31(A)		7,800	5,896

Total Autoparts			6,799

Banks [2.1%]
Akbank
6.800%, 02/06/26		7,600	7,337
Akbank T.A.S.
6.797%, USD Swap Semi 30/360 5 Yr Curr + 4.029%, 04/27/28(C)		747	744
Banco Davivienda
6.650%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 5.097%, 10/22/71(A)(C)		$6,000	$4,137
Banco de Bogota
6.250%, 05/12/26		2,350	2,285
Banco General
5.250%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 3.665%, 11/07/71(C)		5,300	4,624
Banco Mercantil del Norte
7.625%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 5.353%, 10/06/67(C)		5,100	4,513
Banco Mercantil del Norte
6.625%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 5.034%, 01/24/72(C)		1,085	875
Bancolombia
4.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.944%, 12/18/29(C)		6,115	5,137
Bank Nadra Via NDR Finance
8.250%, 06/22/17(B)		631	3
Bank Negara Indonesia Persero
4.300%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.466%, 03/24/72(C)		5,200	4,215
Bank Negara Indonesia Persero, MTN
3.750%, 03/30/26		2,000	1,821
BBVA Bancomer
5.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.650%, 01/18/33(C)		8,055	6,891
Freedom Mortgage
7.625%, 05/01/26(A)		1,830	1,467
ING Bank, MTN
2.571%, 01/01/28	JPY	301,241	1,804
Ipoteka-Bank ATIB
5.500%, 11/19/25		4,100	3,741

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 45

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Sovcombank Via SovCom Capital DAC
7.600%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.362%, 02/17/72	$3,615	$—

Total Banks		49,594

BBH_233 [0.0%]
Rand Parent
8.500%, 02/15/30(A)	660	620

Broadcasting & Cable [0.6%]
Altice Financing
5.000%, 01/15/28(A)	1,520	1,253
Cable One
4.000%, 11/15/30(A)	2,110	1,716
CCO Holdings
7.375%, 03/01/31(A)	243	239
Charter Communications Operating
5.750%, 04/01/48	730	628
CSC Holdings
6.500%, 02/01/29(A)	2,995	2,465
LCPR Senior Secured Financing DAC
6.750%, 10/15/27	6,250	5,824
6.750%, 10/15/27(A)	1,925	1,794

Total Broadcasting & Cable		13,919

Building & Construction [1.3%]
Allegheny Ludlum
6.950%, 12/15/25	470	472
Ashton Woods USA
4.625%, 04/01/30(A)	810	667
Brundage-Bone Concrete Pumping Holdings
6.000%, 02/01/26(A)	1,320	1,237
Cemex
5.450%, 11/19/29	3,200	3,012
Cemex
3.875%, 07/11/31	2,100	1,734
Cemex
9.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.907%, 06/14/71(A)(C)	1,080	1,086
Cemex
5.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.534%, 09/08/71(C)	$1,000	$895
Forestar Group
3.850%, 05/15/26(A)	2,144	1,929
HTA Group
7.000%, 12/18/25	5,725	5,422
Installed Building Products
5.750%, 02/01/28(A)	2,588	2,383
LGI Homes
4.000%, 07/15/29(A)	805	654
New Home
7.250%, 10/15/25(A)	2,665	2,456
Patrick Industries
7.500%, 10/15/27(A)	1,245	1,233
Shea Homes
4.750%, 02/15/28	1,450	1,296
Summit Materials
6.500%, 03/15/27(A)	1,450	1,436
Thor Industries
4.000%, 10/15/29(A)	815	674
TRI Pointe Group
5.875%, 06/15/24	1,725	1,716
Victors Merger
6.375%, 05/15/29(A)	915	549
West China Cement
4.950%, 07/08/26	2,820	2,249
Yuksel Insaat
9.500%, 11/10/15(B)	12,655	127

Total Building & Construction		31,227

Building Materials [0.9%]
American Builders & Contractors Supply
4.000%, 01/15/28(A)	350	319
American Builders & Contractors Supply
3.875%, 11/15/29(A)	400	341
Camelot Return Merger Sub
8.750%, 08/01/28(A)	975	903
Cornerstone Building Brands
6.125%, 01/15/29(A)	675	482
CP Atlas Buyer
7.000%, 12/01/28(A)	2,175	1,599
Foundation Building Materials
6.000%, 03/01/29(A)	3,282	2,601

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 46

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
GYP Holdings III
4.625%, 05/01/29(A)	$1,975	$1,689
Interface
5.500%, 12/01/28(A)	825	668
SRS Distribution
6.125%, 07/01/29(A)	2,125	1,793
SRS Distribution
6.000%, 12/01/29(A)	2,125	1,754
Standard Industries
5.000%, 02/15/27(A)	3,450	3,286
Standard Industries
4.750%, 01/15/28(A)	1,500	1,401
Standard Industries
4.375%, 07/15/30(A)	1,525	1,327
Standard Industries
3.375%, 01/15/31(A)	375	302
White Capital Buyer
6.875%, 10/15/28(A)	1,625	1,410
White Capital Parent
8.250%cash/9.000% PIK, 03/15/26(A)	925	841

Total Building Materials		20,716

Building-Heavy Construct [0.9%]
Andrade Gutierrez International
9.000%cash/10.500% PIK, 12/28/29	44,387	16,423
9.000%cash/10.500% PIK, 12/28/29(A)	831	308
Odebrecht Holdco Finance
0.000%, 09/10/58(D)	15,874	23
Sitios Latinoamerica
5.375%, 04/04/32(A)	4,570	4,117

Total Building-Heavy Construct		20,871

Cable Satellite [1.9%]
CCO Holdings
5.125%, 05/01/27(A)	5,613	5,304
CCO Holdings
5.000%, 02/01/28(A)	1,200	1,107
CCO Holdings
4.750%, 03/01/30(A)	825	715
CCO Holdings
4.500%, 08/15/30(A)	1,975	1,669
4.500%, 05/01/32	720	589
4.500%, 06/01/33(A)	1,175	946
CCO Holdings
4.250%, 02/01/31(A)	1,425	1,182
4.250%, 01/15/34(A)	900	704
CSC Holdings
5.500%, 04/15/27(A)	$1,550	$1,308
CSC Holdings
7.500%, 04/01/28(A)	900	574
CSC Holdings
5.750%, 01/15/30(A)	2,150	1,132
CSC Holdings
4.125%, 12/01/30(A)	2,400	1,723
CSC Holdings
4.625%, 12/01/30(A)	2,825	1,393
CSC Holdings
3.375%, 02/15/31(A)	400	277
CSC Holdings
4.500%, 11/15/31(A)	975	703
DIRECTV Holdings
5.875%, 08/15/27(A)	1,366	1,230
DISH DBS
7.750%, 07/01/26	1,000	658
DISH DBS
7.375%, 07/01/28	1,825	1,041
DISH DBS
5.750%, 12/01/28(A)	375	280
DISH DBS
5.125%, 06/01/29	1,775	947
DISH Network
11.750%, 11/15/27(A)	1,730	1,665
Dolya Holdco 18 DAC
5.000%, 07/15/28(A)	1,175	1,044
Intelsat Jackson Holdings
8.500%, 10/15/24(A)(B)	875	—
Intelsat Jackson Holdings
9.750%, 07/15/25(A)(B)	525	—
Intelsat Jackson Holdings
0.000%, 12/31/49(D)	725	—
Sirius XM Radio
3.125%, 09/01/26(A)	425	382
Sirius XM Radio
4.000%, 07/15/28(A)	2,040	1,752
Sirius XM Radio
5.500%, 07/01/29(A)	2,000	1,820
Sirius XM Radio
3.875%, 09/01/31(A)	1,425	1,110
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28(A)	3,600	3,312
UPC Broadband Finco BV
4.875%, 07/15/31(A)	3,300	2,854
Virgin Media Finance
5.000%, 07/15/30(A)	250	207

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 47

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Virgin Media Secured Finance
5.500%, 05/15/29(A)		$900	$838
Virgin Media Secured Finance
4.500%, 08/15/30(A)		825	709
Vmed O2 UK Financing I
4.750%, 07/15/31(A)		2,280	1,954
VZ Secured Financing BV
5.000%, 01/15/32(A)		450	365
Ziggo Bond BV
6.000%, 01/15/27(A)		2,500	2,307

Total Cable Satellite			43,801

Chemicals [1.2%]
Axalta Coating Systems
4.750%, 06/15/27(A)		700	665
Axalta Coating Systems
3.375%, 02/15/29(A)		775	664
Braskem Idesa SAPI
7.450%, 11/15/29		2,100	1,687
Braskem Idesa SAPI
6.990%, 02/20/32		1,200	905
Braskem Netherlands Finance BV
7.250%, 02/13/33(A)		3,675	3,530
Diamond BC BV
4.625%, 10/01/29(A)		2,650	2,582
Element Solutions
3.875%, 09/01/28(A)		1,975	1,733
HB Fuller
4.250%, 10/15/28		775	687
Herens Holdco Sarl
4.750%, 05/15/28(A)		2,475	1,992
Indorama Ventures Global Services
4.375%, 09/12/24		5,000	4,827
Italmatch Chemicals
8.515%, Euribor 3 Month + 5.500%, 02/06/28(C)	EUR	937	976
Koppers
6.000%, 02/15/25(A)		2,000	2,000
LSF11 A5 HoldCo
6.625%, 10/15/29(A)		950	799
Olympus Water US Holding
7.125%, 10/01/27(A)		375	352
Olympus Water US Holding
4.250%, 10/01/28(A)		1,200	993
Olympus Water US Holding
6.250%, 10/01/29(A)		$1,525	$1,143
Polar US Borrower
6.750%, 05/15/26(A)		1,425	733
WR Grace Holdings
4.875%, 06/15/27(A)		425	409
WR Grace Holdings
5.625%, 08/15/29(A)		625	530
WR Grace Holdings
7.375%, 03/01/31(A)		200	201

Total Chemicals			27,408

Coal Mining [0.1%]
Mongolian Mining
0.000%, 10/01/71(C)		1,360	999
New World Resources
8.000%, 04/07/20(B)	EUR	1,101	2
Warrior Met Coal
7.875%, 12/01/28(A)		631	634

Total Coal Mining			1,635

Commercial Serv-Finance [0.0%]
Sabre GLBL
9.250%, 04/15/25(A)		615	574
Sabre GLBL
7.375%, 09/01/25(A)		640	572

Total Commercial Serv-Finance			1,146

Commercial Services [0.3%]
Bidvest Group UK
3.625%, 09/23/26		5,000	4,523
Live Nation Entertainment
5.625%, 03/15/26(A)		1,830	1,771
SD International Sukuk, MTN
6.300%, 05/09/22(B)		13,384	401

Total Commercial Services			6,695

Communication & Media [0.3%]
Globo Comunicacao e Participacoes
5.500%, 01/14/32		1,505	1,207
5.500%, 01/14/32(A)		8,525	6,839

Total Communication & Media			8,046

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 48

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Computer System Design & Services [0.2%]
Magnum Holdings
5.375%, 10/31/26(A)		$4,900	$4,291
Virtusa
7.125%, 12/15/28(A)		350	275

Total Computer System Design & Services			4,566

Construction Machinery [0.2%]
H&E Equipment Services
3.875%, 12/15/28(A)		1,850	1,621
Ritchie Bros Holdings
6.750%, 03/15/28(A)		275	283
Ritchie Bros Holdings
7.750%, 03/15/31(A)		275	289
Terex
5.000%, 05/15/29(A)		680	633
United Rentals North America
5.500%, 05/15/27		424	420
United Rentals North America
4.875%, 01/15/28		600	573
United Rentals North America
5.250%, 01/15/30		325	313
United Rentals North America
4.000%, 07/15/30		700	629
United Rentals North America
3.875%, 02/15/31		350	309

Total Construction Machinery			5,070

Consumer Cyclical Services [0.7%]
Allied Universal Holdco
6.625%, 07/15/26(A)		700	673
Allied Universal Holdco
9.750%, 07/15/27(A)		2,825	2,518
Allied Universal Holdco
6.000%, 06/01/29(A)		1,900	1,418
Garda World Security
4.625%, 02/15/27(A)		650	584
Garda World Security
7.750%, 02/15/28(A)		250	246
Garda World Security
6.000%, 06/01/29(A)		2,250	1,789
Go Daddy Operating
5.250%, 12/01/27(A)		1,225	1,192
GW B-CR Security
9.500%, 11/01/27(A)		2,368	2,247
Match Group
5.000%, 12/15/27(A)		$1,920	$1,818
Match Group
4.625%, 06/01/28(A)		1,883	1,740
Match Group Holdings II
3.625%, 10/01/31(A)		800	646
Signal Parent
6.125%, 04/01/29(A)		1,542	617

Total Consumer Cyclical Services			15,488

Consumer Products [0.3%]
BCPE Empire Holdings
7.625%, 05/01/27(A)		3,625	3,312
Edgewell Personal Care
5.500%, 06/01/28(A)		875	838
Edgewell Personal Care
4.125%, 04/01/29(A)		400	351
Energizer Holdings
6.500%, 12/31/27(A)		1,000	971
Energizer Holdings
4.750%, 06/15/28(A)		500	450
Energizer Holdings
4.375%, 03/31/29(A)		2,200	1,933

Total Consumer Products			7,855

Consumer Products & Services [0.2%]
Turkiye Sise ve Cam Fabrikalari
6.950%, 03/14/26		4,650	4,556

Containers & Packaging [0.4%]
Fiber Bidco Spa
9.015%, Euribor 3 Month + 6.000%, 10/25/27(C)	EUR	300	327
Graham Packaging
7.125%, 08/15/28(A)		1,195	1,033
Klabin Austria GmbH
3.200%, 01/12/31		9,700	8,003
Klabin Austria GmbH
7.000%, 04/03/49		655	651

Total Containers & Packaging			10,014

Diversified Manufacturing [0.2%]
Gates Global
6.250%, 01/15/26(A)		3,800	3,733

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 49

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
WESCO Distribution
7.250%, 06/15/28(A)		$1,000	$1,027

Total Diversified Manufacturing			4,760

Drugs [0.5%]
Teva Pharmaceutical Finance Netherlands III BV
4.750%, 05/09/27		725	677
Teva Pharmaceutical Finance Netherlands III BV
6.750%, 03/01/28		10,950	10,987

Total Drugs			11,664

E-Commerce/Products [0.0%]
ANGI Group
3.875%, 08/15/28(A)		1,025	779

E-Commerce/Services [0.2%]
MercadoLibre
3.125%, 01/14/31		3,200	2,470
Uber Technologies
7.500%, 09/15/27(A)		2,253	2,323

Total E-Commerce/Services			4,793

Electric Utilities [1.6%]
Adani Renewable Energy RJ, MTN
4.625%, 10/15/39		5,242	3,654
AES Gener
7.125%, USD Swap Semi 30/360 5 Yr Curr + 4.644%, 03/26/79(C)		1,480	1,414
Cikarang Listrindo
4.950%, 09/14/26		5,800	5,525
Greenko Power II
4.300%, 12/13/28		693	597
Mercury Chile Holdco
6.500%, 01/24/27(A)		8,100	7,614
Minejesa Capital BV
4.625%, 08/10/30		3,500	3,075
Minejesa Capital BV
5.625%, 08/10/37(A)		5,300	4,140
Mong Duong Finance Holdings BV
5.125%, 05/07/29		8,560	7,231
Pacific Gas and Electric
4.950%, 07/01/50		1,240	1,018
Vistra Operations
5.125%, 05/13/25(A)		$1,835	$1,788

Total Electric Utilities			36,056

Electric-Transmission [0.3%]
Oryx Funding
5.800%, 02/03/31		7,250	6,947

Energy & Power [0.2%]
Greenko Solar Mauritius
5.950%, 07/29/26		3,800	3,558
India Green Power Holdings
4.000%, 02/22/27		2,600	2,197

Total Energy & Power			5,755

Entertainment & Gaming [0.8%]
CDI Escrow Issuer
5.750%, 04/01/30(A)		1,350	1,304
Melco Resorts Finance
4.875%, 06/06/25		3,600	3,386
Melco Resorts Finance
5.250%, 04/26/26		3,500	3,154
MGM China Holdings
5.250%, 06/18/25		2,700	2,558
Sands China
4.300%, 01/08/26		2,400	2,250
Sands China
3.350%, 03/08/29		6,100	5,066

Total Entertainment & Gaming			17,718

Finance [0.1%]
Garfunkelux Holdco 3
6.750%, 11/01/25	EUR	450	372
Garfunkelux Holdco 3
7.750%, 11/01/25	GBP	900	835

Total Finance			1,207

Finance Companies [0.8%]
Navient
6.750%, 06/25/25		950	923
6.750%, 06/15/26		450	439
Navient
5.000%, 03/15/27		750	660
Navient
5.500%, 03/15/29		1,025	866

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 50

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Rocket Mortgage
2.875%, 10/15/26(A)		$3,225	$2,897
Rocket Mortgage
3.625%, 03/01/29(A)		675	580
Rocket Mortgage
3.875%, 03/01/31(A)		3,130	2,595
Rocket Mortgage
4.000%, 10/15/33(A)		1,763	1,400
United Wholesale Mortgage
5.500%, 11/15/25(A)		5,030	4,760
5.500%, 04/15/29(A)		3,971	3,316

Total Finance Companies			18,436

Financial Services [0.6%]
Castlelake Aviation Finance DAC
5.000%, 04/15/27(A)		800	708
CSN Inova Ventures
6.750%, 01/28/28(A)		2,680	2,513
Encore Capital Group
4.250%, 06/01/28	GBP	1,000	959
Genworth Mortgage Holdings
6.500%, 08/15/25(A)		1,521	1,483
Iqera Group SAS
9.045%, Euribor 3 Month + 6.500%, 02/15/27(C)	EUR	900	887
Jefferies Finance
5.000%, 08/15/28(A)		595	504
MGIC Investment
5.250%, 08/15/28		690	656
Midcap Financial Issuer Trust
6.500%, 05/01/28(A)		1,205	1,025
Midcap Financial Issuer Trust
5.625%, 01/15/30(A)		790	624
Nationstar Mortgage Holdings
6.000%, 01/15/27(A)		2,035	1,847
Nationstar Mortgage Holdings
5.500%, 08/15/28(A)		1,488	1,276
OEC Finance
7.500%, 03/14/72		34	1
PennyMac Financial Services
5.750%, 09/15/31(A)		1,250	989
Radian Group
4.500%, 10/01/24		$575	$555
Radian Group
6.625%, 03/15/25		749	746
Russian Standard
13.000%, 10/27/22(B)		—	—

Total Financial Services			14,773

Food & Beverage [0.3%]
Aramark Services
6.375%, 05/01/25(A)		775	781
BellRing Brands
7.000%, 03/15/30(A)		1,475	1,494
Performance Food Group
4.250%, 08/01/29(A)		1,125	1,018
Post Holdings
5.750%, 03/01/27(A)		632	616
Post Holdings
5.625%, 01/15/28(A)		1,775	1,739
US Foods
6.250%, 04/15/25(A)		225	227
US Foods
4.750%, 02/15/29(A)		1,925	1,778
US Foods
4.625%, 06/01/30(A)		300	271

Total Food & Beverage			7,924

Food, Beverage & Tobacco [0.8%]
Agrosuper
4.600%, 01/20/32(A)		5,125	4,355
BRF
4.875%, 01/24/30		3,955	3,260
Health & Happiness H&H International Holdings
5.625%, 10/24/24		2,500	2,198
Indofood CBP Sukses Makmur
3.398%, 06/09/31		2,700	2,228
Pilgrim’s Pride
5.875%, 09/30/27(A)		665	661
Simmons Foods
4.625%, 03/01/29(A)		1,245	1,012
Triton Water Holdings
6.250%, 04/01/29(A)		690	548
Turning Point Brands
5.625%, 02/15/26(A)		1,915	1,734

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 51

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Vector Group
5.750%, 02/01/29(A)		$2,165	$1,926

Total Food, Beverage & Tobacco			17,922

Gaming [1.2%]
Affinity Interactive
6.875%, 12/15/27(A)		1,825	1,624
Allwyn Entertainment Financing UK
6.779%, Euribor 3 Month + 4.125%, 02/15/28(C)	EUR	1,500	1,606
Boyd Gaming
4.750%, 12/01/27		1,375	1,322
Caesars Entertainment
4.625%, 10/15/29(A)		625	547
Caesars Entertainment
7.000%, 02/15/30(A)		75	76
CCM Merger
6.375%, 05/01/26(A)		225	220
Colt Merger Sub
5.750%, 07/01/25(A)		1,000	1,000
Colt Merger Sub
6.250%, 07/01/25(A)		2,530	2,530
Colt Merger Sub
8.125%, 07/01/27(A)		2,830	2,887
MGM Resorts International
5.500%, 04/15/27		1,310	1,271
Midwest Gaming Borrower
4.875%, 05/01/29(A)		1,200	1,043
Mohegan Tribal Gaming Authority
8.000%, 02/01/26(A)		2,600	2,366
Penn Entertainment
5.625%, 01/15/27(A)		250	235
Penn Entertainment
4.125%, 07/01/29(A)		1,710	1,426
Raptor Acquisition
4.875%, 11/01/26(A)		425	395
Scientific Games Holdings
6.625%, 03/01/30(A)		1,400	1,235
Scientific Games International
8.625%, 07/01/25(A)		1,525	1,561
Scientific Games International
7.250%, 11/15/29(A)		675	676
Station Casinos
4.500%, 02/15/28(A)		5,035	4,544
VICI Properties
5.625%, 05/01/24(A)		$425	$421
VICI Properties
3.500%, 02/15/25(A)		75	71
VICI Properties
4.625%, 06/15/25(A)		400	387
VICI Properties
4.250%, 12/01/26(A)		500	467

Total Gaming			27,910

Gold Mining [0.5%]
Aris Mining
6.875%, 08/09/26		5,406	4,399
Cia de Minas Buenaventura SAA
5.500%, 07/23/26		9,450	8,055

Total Gold Mining			12,454

Healthcare [1.4%]
AdaptHealth
4.625%, 08/01/29(A)		1,325	1,103
AdaptHealth
5.125%, 03/01/30(A)		1,000	849
AHP Health Partners
5.750%, 07/15/29(A)		825	693
Avantor Funding
4.625%, 07/15/28(A)		1,975	1,875
Avantor Funding
3.875%, 11/01/29(A)		1,750	1,571
CHS
8.000%, 03/15/26(A)		750	720
8.000%, 12/15/27(A)		300	287
CHS
5.625%, 03/15/27(A)		750	658
CHS
6.000%, 01/15/29(A)		250	212
CHS
6.875%, 04/15/29(A)		2,100	1,300
CHS
6.125%, 04/01/30(A)		825	504
DaVita
4.625%, 06/01/30(A)		3,155	2,693
Embecta
5.000%, 02/15/30(A)		475	409
Embecta
6.750%, 02/15/30(A)		1,000	910
Garden Spinco
8.625%, 07/20/30(A)		400	427

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 52

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Global Medical Response
6.500%, 10/01/25(A)		$1,000	$730
IQVIA
5.000%, 10/15/26(A)		1,075	1,051
LifePoint Health
6.750%, 04/15/25(A)		1,524	1,446
LifePoint Health
5.375%, 01/15/29(A)		850	520
Medline Borrower
3.875%, 04/01/29(A)		800	693
Medline Borrower
5.250%, 10/01/29(A)		5,375	4,664
MPH Acquisition Holdings
5.500%, 09/01/28(A)		1,105	886
MPH Acquisition Holdings
5.750%, 11/01/28(A)		725	522
Pediatrix Medical Group
5.375%, 02/15/30(A)		500	452
RegionalCare Hospital Partners Holdings
9.750%, 12/01/26(A)		500	404
Team Health Holdings
6.375%, 02/01/25(A)		275	165
Tenet Healthcare
4.625%, 07/15/24		257	253
Tenet Healthcare
4.875%, 01/01/26		550	539
Tenet Healthcare
5.125%, 11/01/27		2,075	1,992
Tenet Healthcare
6.125%, 10/01/28		3,595	3,436
Tenet Healthcare
4.250%, 06/01/29		525	475

Total Healthcare			32,439

Homebuilders/Materials/Construction [0.1%]
Ren10 Holding
6.857%, Euribor 3 Month + 4.375%, 02/01/27(C)	EUR	600	630
Victoria
3.625%, 08/24/26	EUR	500	436
Victoria
3.750%, 03/15/28	EUR	300	253

Total Homebuilders/Materials/Construction			1,319

Hotels and Motels [0.2%]
Hilton Grand Vacations Borrower Escrow
5.000%, 06/01/29(A)		$1,000	$887
Marriott Ownership Resorts
4.750%, 01/15/28		1,970	1,760
Travel + Leisure
6.625%, 07/31/26(A)		1,220	1,225

Total Hotels and Motels			3,872

Human Resources [0.0%]
Villa Dutch Bidco BV
9.000%, 11/03/29	EUR	200	205

Independent Energy [1.3%]
Antero Resources
7.625%, 02/01/29(A)		159	163
Antero Resources
5.375%, 03/01/30(A)		975	907
Ascent Resources Utica Holdings
7.000%, 11/01/26(A)		2,030	1,962
Ascent Resources Utica Holdings
9.000%, 11/01/27(A)		276	335
Ascent Resources Utica Holdings
8.250%, 12/31/28(A)		2,185	2,114
Berry Petroleum
7.000%, 02/15/26(A)		550	516
Callon Petroleum
6.375%, 07/01/26		1,020	969
Callon Petroleum
8.000%, 08/01/28(A)		570	565
Callon Petroleum
7.500%, 06/15/30(A)		550	517
Carrizo Oil & Gas
8.250%, 07/15/25		325	323
Chesapeake Energy
5.500%, 02/01/26(A)		1,940	1,909
Chesapeake Energy
7.000%, 12/31/49(E)		575	9
Chord Energy
6.375%, 06/01/26(A)		500	495
Comstock Resources
6.750%, 03/01/29(A)		2,180	1,987
Comstock Resources
5.875%, 01/15/30(A)		1,425	1,224
CrownRock
5.625%, 10/15/25(A)		1,400	1,368

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 53

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Occidental Petroleum
5.875%, 09/01/25		$900	$908
Occidental Petroleum
8.875%, 07/15/30		1,050	1,210
Occidental Petroleum
6.625%, 09/01/30		1,050	1,106
Occidental Petroleum
6.450%, 09/15/36		825	865
PDC Energy
6.125%, 09/15/24		387	385
PDC Energy
5.750%, 05/15/26		1,820	1,772
Permian Resources Operating
5.375%, 01/15/26(A)		250	237
Permian Resources Operating
6.875%, 04/01/27(A)		1,475	1,443
Range Resources
4.875%, 05/15/25		397	389
Range Resources
8.250%, 01/15/29		650	676
SM Energy
5.625%, 06/01/25		500	485
SM Energy
6.750%, 09/15/26		1,075	1,054
SM Energy
6.625%, 01/15/27		645	619
SM Energy
6.500%, 07/15/28		940	896
Southwestern Energy
8.375%, 09/15/28		375	394
Southwestern Energy
5.375%, 03/15/30		300	278
Southwestern Energy
4.750%, 02/01/32		475	419
Tap Rock Resources
7.000%, 10/01/26(A)		1,175	1,023
Ultra Resources
7.125%, 04/15/25		—	—

Total Independent Energy			29,522

Industrial - Other [0.3%]
Madison IAQ
5.875%, 06/30/29(A)		3,275	2,530
SPX FLOW
8.750%, 04/01/30(A)		2,225	1,919
TK Elevator Holdco GmbH
7.625%, 07/15/28(A)		1,000	879
Vertical US Newco
5.250%, 07/15/27(A)		$975	$920

Total Industrial - Other			6,248

Industrial Services [0.0%]
Prime Security Services Borrower
5.250%, 04/15/24(A)		915	904

Insurance - P&C [1.4%]
AmWINS Group
4.875%, 06/30/29(A)		2,500	2,212
Ardonagh Midco 2
11.500%, 01/15/27(A)		2,294	2,088
AssuredPartners
7.000%, 08/15/25(A)		2,090	2,034
AssuredPartners
5.625%, 01/15/29(A)		2,265	1,957
BroadStreet Partners
5.875%, 04/15/29(A)		4,725	4,001
GTCR AP Finance
8.000%, 05/15/27(A)		1,900	1,812
HUB International
7.000%, 05/01/26(A)		5,875	5,771
HUB International
5.625%, 12/01/29(A)		2,100	1,830
Jones Deslauriers Insurance Management
8.500%, 03/15/30(A)		875	907
Jones Deslauriers Insurance Management
10.500%, 12/15/30(A)		1,250	1,259
NFP
6.875%, 08/15/28(A)		4,625	4,003
NFP
7.500%, 10/01/30(A)		500	483
Ryan Specialty Group
4.375%, 02/01/30(A)		400	349
USI
6.875%, 05/01/25(A)		4,025	3,944

Total Insurance - P&C			32,650

Internet Connectiv Svcs [0.1%]
United Group BV
6.779%, Euribor 3 Month + 4.125%, 05/15/25(C)	EUR	1,500	1,541

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 54

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Investment Companies [0.1%]
Hightower Holding
6.750%, 04/15/29(A)	$2,237	$1,894
Icahn Enterprises
5.250%, 05/15/27	1,320	1,239

Total Investment Companies		3,133

Leisure [0.2%]
SeaWorld Parks & Entertainment
5.250%, 08/15/29(A)	1,900	1,715
Viking Cruises
6.250%, 05/15/25(A)	1,835	1,740
VOC Escrow
5.000%, 02/15/28(A)	1,750	1,553

Total Leisure		5,008

Lodging [0.1%]
Hilton Domestic Operating
5.750%, 05/01/28(A)	525	525
Hilton Domestic Operating
3.750%, 05/01/29(A)	925	826
Hilton Domestic Operating
4.875%, 01/15/30	375	359
Hilton Domestic Operating
3.625%, 02/15/32(A)	725	612

Total Lodging		2,322

Machinery [0.0%]
Manitowoc
9.000%, 04/01/26(A)	830	831

Machinery-General Indust [0.0%]
Chart Industries
7.500%, 01/01/30(A)	1,110	1,147

Marine Services [0.4%]
DP World Salaam
6.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.750%, 01/01/72(C)	2,250	2,233
Mersin Uluslararasi Liman Isletmeciligi
5.375%, 11/15/24	7,450	7,236

Total Marine Services		9,469

Media Entertainment [1.3%]
Audacy Capital
6.500%, 05/01/27(A)	$2,050	$135
Audacy Capital
6.750%, 03/31/29(A)	1,350	100
CMG Media
8.875%, 12/15/27(A)	5,015	3,791
Cumulus Media New Holdings
6.750%, 07/01/26(A)	1,000	760
Diamond Sports Group
5.375%, 08/15/26(A)(B)	250	14
Gray Escrow II
5.375%, 11/15/31(A)	1,375	913
Gray Television
5.875%, 07/15/26(A)	900	778
Gray Television
7.000%, 05/15/27(A)	2,000	1,675
iHeartCommunications
6.375%, 05/01/26	444	391
iHeartCommunications
8.375%, 05/01/27	3,449	2,515
iHeartCommunications
5.250%, 08/15/27(A)	600	491
Lamar Media
4.875%, 01/15/29	1,525	1,435
Nexstar Broadcasting
5.625%, 07/15/27(A)	2,650	2,459
Nexstar Broadcasting
4.750%, 11/01/28(A)	275	245
Outfront Media Capital
4.250%, 01/15/29(A)	975	809
Outfront Media Capital
4.625%, 03/15/30(A)	925	771
ROBLOX
3.875%, 05/01/30(A)	1,325	1,136
Scripps Escrow
5.875%, 07/15/27(A)	900	663
Scripps Escrow II
5.375%, 01/15/31(A)	825	567
Sinclair Television Group
5.125%, 02/15/27(A)	1,375	1,203
Sinclair Television Group
5.500%, 03/01/30(A)	1,200	960
Sinclair Television Group
4.125%, 12/01/30(A)	175	141
Stagwell Global
5.625%, 08/15/29(A)	4,000	3,508
TEGNA
4.625%, 03/15/28	425	373

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 55

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
TEGNA
5.000%, 09/15/29	$2,775	$2,418
Univision Communications
4.500%, 05/01/29(A)	775	651
Univision Communications
7.375%, 06/30/30(A)	1,025	969
Urban One
7.375%, 02/01/28(A)	1,500	1,363

Total Media Entertainment		31,234

Medical Labs and Testing Srv [0.0%]
US Acute Care Solutions
6.375%, 03/01/26(A)	1,155	1,028

Medical Products & Services [0.1%]
Bio City Development
8.000%, 07/06/19	1,000	50
Tenet Healthcare
4.375%, 01/15/30	1,495	1,342

Total Medical Products & Services		1,392

Medical-HMO [0.0%]
Molina Healthcare
4.375%, 06/15/28(A)	1,245	1,158

Metal-Copper [0.1%]
Freeport Indonesia, MTN
5.315%, 04/14/32	2,425	2,258

Metal-Iron [0.1%]
TMS International
6.250%, 04/15/29(A)	1,950	1,503

Metals & Mining [0.3%]
Cleveland-Cliffs
4.625%, 03/01/29(A)	975	895
Coeur Mining
5.125%, 02/15/29(A)	1,550	1,314
Vedanta Resources
6.125%, 08/09/24	3,095	1,834
Vedanta Resources Finance II
8.000%, 04/23/23	3,635	3,462

Total Metals & Mining		7,505

Midstream [1.3%]
AmeriGas Partners
5.500%, 05/20/25	775	743
AmeriGas Partners
5.875%, 08/20/26	$1,300	$1,244
AmeriGas Partners
5.750%, 05/20/27	425	400
Antero Midstream Partners
7.875%, 05/15/26(A)	250	255
Antero Midstream Partners
5.750%, 03/01/27(A)	2,850	2,784
5.750%, 01/15/28(A)	1,800	1,728
Cheniere Energy
4.625%, 10/15/28	800	759
Cheniere Energy Partners
4.500%, 10/01/29	1,175	1,098
CNX Midstream Partners
4.750%, 04/15/30(A)	1,200	1,032
Crestwood Midstream Partners
8.000%, 04/01/29(A)	1,375	1,403
Crestwood Midstream Partners
7.375%, 02/01/31(A)	700	700
DT Midstream
4.375%, 06/15/31(A)	1,500	1,307
EQM Midstream Partners
7.500%, 06/01/27(A)	775	778
EQM Midstream Partners
4.500%, 01/15/29(A)	300	255
EQT Midstream Partners
6.000%, 07/01/25(A)	248	245
EQT Midstream Partners
6.500%, 07/01/27(A)	2,820	2,733
6.500%, 07/15/48	925	713
EQT Midstream Partners
5.500%, 07/15/28	2,425	2,203
Hess Midstream Operations
5.125%, 06/15/28(A)	825	783
Hess Midstream Operations
4.250%, 02/15/30(A)	525	469
Holly Energy Partners
5.000%, 02/01/28(A)	800	746
Solaris Midstream Holdings
7.625%, 04/01/26(A)	725	697
Suburban Propane Partners
5.875%, 03/01/27	1,000	970
Suburban Propane Partners
5.000%, 06/01/31(A)	1,175	1,027
Summit Midstream Holdings
5.750%, 04/15/25	1,000	832
Targa Resources Partners
6.500%, 07/15/27	1,050	1,076

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 56

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Targa Resources Partners
5.000%, 01/15/28		$1,000	$967
Western Midstream Operating
4.650%, 07/01/26		150	145
Western Midstream Operating
4.500%, 03/01/28		1,050	991
Western Midstream Operating
4.750%, 08/15/28		200	190
Western Midstream Operating
5.300%, 03/01/48		1,400	1,186

Total Midstream			30,459

Miscellaneous Manufacturing [0.1%]
Anolis Capital Markets PCC
4.150%, 01/01/28	EUR	919	867
Bombardier
7.500%, 03/15/25(A)		317	317

Total Miscellaneous Manufacturing			1,184

Non-Ferrous Metals [0.1%]
Minsur
4.500%, 10/28/31		3,200	2,728

Oil Field Services [0.6%]
Archrock Partners
6.875%, 04/01/27(A)		2,350	2,306
Archrock Partners
6.250%, 04/01/28(A)		1,000	964
Nabors Industries
7.250%, 01/15/26(A)		1,275	1,205
Nabors Industries
7.375%, 05/15/27(A)		1,555	1,520
Precision Drilling
7.125%, 01/15/26(A)		750	733
Precision Drilling
6.875%, 01/15/29(A)		1,455	1,320
Transocean Titan Financing
8.375%, 02/01/28(A)		687	707
USA Compression Partners
6.875%, 04/01/26		2,025	1,968
6.875%, 09/01/27		725	692
Weatherford International
8.625%, 04/30/30(A)		1,895	1,939

Total Oil Field Services			13,354

Oil-Field Services [0.0%]
ORO SG Pte
12.000%, 12/20/25		$7,637	$18

Packaging [1.0%]
ARD Finance
6.500%cash/0% PIK, 06/30/27(A)		2,332	1,784
Ardagh Metal Packaging Finance USA
4.000%, 09/01/29(A)		600	469
Ardagh Packaging Finance
5.250%, 08/15/27(A)		4,450	3,509
Ball
6.875%, 03/15/28		475	488
Ball
2.875%, 08/15/30		500	417
Berry Global Escrow
4.875%, 07/15/26(A)		525	512
Clydesdale Acquisition Holdings
8.750%, 04/15/30(A)		4,900	4,453
Mauser Packaging Solutions Holding
7.875%, 08/15/26(A)		1,175	1,175
Mauser Packaging Solutions Holding
9.250%, 04/15/27(A)		750	693
OI European Group BV
4.750%, 02/15/30(A)		925	840
Owens-Brockway Glass Container
5.375%, 01/15/25(A)		975	958
Owens-Brockway Glass Container
6.375%, 08/15/25(A)		1,875	1,872
Sealed Air
6.125%, 02/01/28(A)		325	327
Trident TPI Holdings
9.250%, 08/01/24(A)		1,200	1,188
Trident TPI Holdings
6.625%, 11/01/25(A)		1,525	1,407
Trivium Packaging Finance BV
8.500%, 08/15/27(A)		3,350	3,048

Total Packaging			23,140

Packaging / Paper / Forest Products [0.0%]
Kleopatra Finco Sarl
4.250%, 03/01/26	EUR	1,000	902

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 57

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Paper [0.1%]
Clearwater Paper
4.750%, 08/15/28(A)	$500	$449
Graphic Packaging International
4.750%, 07/15/27(A)	300	285
Graphic Packaging International
3.500%, 03/15/28(A)	300	275
3.500%, 03/01/29(A)	525	454
Graphic Packaging International
3.750%, 02/01/30(A)	175	152

Total Paper		1,615

Paper & Related Products [0.2%]
Domtar
6.750%, 10/01/28(A)	764	680
Mativ Holdings
6.875%, 10/01/26(A)	2,615	2,393
Suzano Austria GmbH
5.000%, 01/15/30	2,450	2,337

Total Paper & Related Products		5,410

Petroleum & Fuel Products [5.6%]
California Resources
7.125%, 02/01/26(A)	1,900	1,923
Canacol Energy
5.750%, 11/24/28	980	791
5.750%, 11/24/28(A)	8,828	7,129
Civitas Resources
5.000%, 10/15/26(A)	1,416	1,331
Cosan Overseas
8.250%, 02/05/72	3,275	3,259
Crestwood Midstream Partners
6.000%, 02/01/29(A)	280	267
Ecopetrol
6.875%, 04/29/30	6,297	5,793
Ecopetrol
8.875%, 01/13/33	630	637
Ecopetrol
5.875%, 05/28/45	4,500	3,101
Energy Transfer
6.625%, ICE LIBOR USD 3 Month + 4.155%, 02/15/72(C)	805	600
Ensign Drilling
9.250%, 04/15/24(A)	1,700	1,634
Geopark
5.500%, 01/17/27	$10,155	$8,402
Hilcorp Energy I
6.250%, 11/01/28(A)	2,616	2,483
KazMunayGas National JSC, MTN
5.375%, 04/24/30	2,550	2,274
Kinetik Holdings
5.875%, 06/15/30(A)	1,300	1,251
Kosmos Energy
7.125%, 04/04/26	8,600	7,375
Kosmos Energy
7.500%, 03/01/28	500	407
Latina Offshore
8.875%, 01/31/23(A)	25,765	15,459
Leviathan Bond
6.500%, 06/30/27(A)	8,466	8,106
Magnolia Oil & Gas Operating
6.000%, 08/01/26(A)	3,585	3,486
Medco Bell Pte
6.375%, 01/30/27	1,610	1,450
Medco Platinum Road Pte
6.750%, 01/30/25	721	696
Nabors Industries
5.750%, 02/01/25	375	363
New Fortress Energy
6.750%, 09/15/25(A)	3,285	3,175
Nostrum Oil & Gas Finance BV
7.000%, 02/16/25(B)	23,009	5,766
Offshore Drilling Holding
8.375%, 10/19/20	38,575	1,034
Oro Negro Drilling Pte
0.000%, (D)(E)	3,683	—
Oro Negro Drilling Pte
7.500%, 01/24/24(A)(B)	23,137	93
Patterson-UTI Energy
5.150%, 11/15/29	2,080	1,887
Petrobras Global Finance BV
5.500%, 06/10/51	2,600	2,018
Petroleos de Venezuela
8.500%, 10/27/20(B)	10,470	2,722
Petroleos de Venezuela
9.750%, 05/17/35(B)	8,689	391
Petroleos del Peru
4.750%, 06/19/32	2,900	2,156
Petroleos Mexicanos
10.000%, 02/07/33(A)	3,135	3,000

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 58

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
ROCC Holdings
9.250%, 08/15/26(A)		$940	$991
Rockies Express Pipeline
4.950%, 07/15/29(A)		1,450	1,292
Rockies Express Pipeline
7.500%, 07/15/38(A)		1,113	1,012
ShaMaran Petroleum
12.000%, 07/30/25(A)		13,648	12,864
Summit Midstream Holdings
8.500%, 10/15/26(A)		800	768
Tallgrass Energy Partners
7.500%, 10/01/25(A)		1,500	1,499
Talos Production
12.000%, 01/15/26		1,764	1,885
Tengizchevroil Finance International
3.250%, 08/15/30		6,200	4,650
Transocean
8.750%, 02/15/30(A)		625	637
Tullow Oil
7.000%, 03/01/25		6,000	3,556
Vital Energy
7.750%, 07/31/29(A)		705	588

Total Petroleum & Fuel Products			130,201

Pharmaceuticals [0.5%]
Bausch Health
5.000%, 01/30/28(A)		625	238
5.000%, 02/15/29(A)		600	235
Bausch Health
6.250%, 02/15/29(A)		3,150	1,257
Bausch Health
7.250%, 05/30/29(A)		1,950	735
Bausch Health Americas
8.500%, 01/31/27(A)		1,775	811
Catalent Pharma Solutions
3.500%, 04/01/30(A)		475	418
Cidron Aida Finco Sarl
6.250%, 04/01/28	GBP	1,300	1,361
Emergent BioSolutions
3.875%, 08/15/28(A)		1,270	620
Grifols Escrow Issuer
4.750%, 10/15/28(A)		1,650	1,351
Jazz Securities DAC
4.375%, 01/15/29(A)		500	459
Mallinckrodt International Finance
10.000%, 06/15/29(A)		251	137
Organon
5.125%, 04/30/31(A)		$1,750	$1,553
Syneos Health
3.625%, 01/15/29(A)		1,595	1,313

Total Pharmaceuticals			10,488

Printing & Publishing [0.0%]
Cimpress
7.000%, 06/15/26		1,322	1,080

Real Estate [0.2%]
PCPD Capital
5.125%, 06/18/26		5,000	4,125

Real Estate Investment Trusts [0.3%]
Brookfield Property REIT
5.750%, 05/15/26(A)		2,430	2,173
Brookfield Property REIT
4.500%, 04/01/27(A)		2,765	2,221
MPT Operating Partnership
5.250%, 08/01/26		1,400	1,260
Necessity Retail REIT
4.500%, 09/30/28(A)		1,020	763

Total Real Estate Investment Trusts			6,417

Real Estate Oper/Develop [1.0%]
Country Garden Holdings
5.125%, 01/17/25		2,600	1,675
Dar Al-Arkan Sukuk
6.875%, 02/26/27		4,675	4,591
Howard Hughes
5.375%, 08/01/28(A)		1,350	1,230
Howard Hughes
4.375%, 02/01/31(A)		600	483
Kaisa Group Holdings
11.700%, 11/11/25(B)		2,021	243
MAF Global Securities
6.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.539%, 09/20/71(C)		7,100	6,890
Pakuwon Jati
4.875%, 04/29/28		7,800	6,868
Theta Capital Pte
6.750%, 10/31/26		2,000	1,401

Total Real Estate Oper/Develop			23,381

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 59

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Regional Banks-Non US [0.2%]
Emirates NBD Bank PJSC
6.125%, CMTUSD6Y + 3.656%, 09/20/71(C)		$4,500	$4,374

Restaurants [0.3%]
1011778 BC ULC
3.500%, 02/15/29(A)		625	559
1011778 BC ULC
4.000%, 10/15/30(A)		4,850	4,159
KFC Holding
4.750%, 06/01/27(A)		975	947
Yum! Brands
4.750%, 01/15/30(A)		925	884
Yum! Brands
3.625%, 03/15/31		825	724

Total Restaurants			7,273

Retail [1.1%]
Arcos Dorados BV
6.125%, 05/27/29		2,400	2,294
Bath & Body Works
6.950%, 03/01/33		843	755
Bath & Body Works
6.750%, 07/01/36		810	717
Bloomin’ Brands
5.125%, 04/15/29(A)		1,110	989
BlueLinx Holdings
6.000%, 11/15/29(A)		900	747
Fertitta Entertainment
6.750%, 01/15/30(A)		1,835	1,510
FirstCash
4.625%, 09/01/28(A)		815	724
FirstCash
5.625%, 01/01/30(A)		1,659	1,530
Foot Locker
4.000%, 10/01/29(A)		2,140	1,785
Future Retail
5.600%, 01/22/25		16,200	305
InRetail Consumer
3.250%, 03/22/28		2,600	2,249
Macy’s Retail Holdings
6.125%, 03/15/32(A)		856	754
Macy’s Retail Holdings
5.125%, 01/15/42		700	465
Michaels
5.250%, 05/01/28(A)		2,085	1,738
QVC
4.450%, 02/15/25		292	172
QVC
5.450%, 08/15/34		$3,460	$1,293
Vivo Energy Investments BV
5.125%, 09/24/27		7,850	7,159

Total Retail			25,186

Retail (non-food/drug) [0.1%]
eG Global Finance
6.250%, 10/30/25	EUR	1,500	1,501

Retailers [0.1%]
Academy
6.000%, 11/15/27(A)		1,050	1,024
Asbury Automotive Group
4.625%, 11/15/29(A)		1,100	984
Asbury Automotive Group
5.000%, 02/15/32(A)		350	307
Gap
3.625%, 10/01/29(A)		300	214
Gap
3.875%, 10/01/31(A)		450	313

Total Retailers			2,842

Semi-Conductors [0.1%]
Tunghsu Venus Holdings
7.000%, 06/12/20(B)		4,275	1,182

Services [0.2%]
Bach Bidco
6.538%, Euribor 3 Month + 4.250%, 10/15/28(C)	EUR	1,300	1,385
Castor
8.207%, Euribor 3 Month + 5.250%, 02/15/29(C)	EUR	2,275	2,352
Promontoria Holding 264 BV
8.841%, Euribor 3 Month + 6.125%, 03/01/27(C)	EUR	420	453
Summer BC Holdco B SARL
5.750%, 10/31/26	EUR	500	472

Total Services			4,662

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 60

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Steel & Steel Works [0.3%]
CAP
3.900%, 04/27/31	$5,875	$4,526
CSN Islands XI
6.750%, 01/28/28	800	750
CSN Resources
5.875%, 04/08/32(A)	1,075	877

Total Steel & Steel Works		6,153

Supermarkets [0.2%]
Albertsons
3.250%, 03/15/26(A)	625	588
Albertsons
7.500%, 03/15/26(A)	1,075	1,113
Albertsons
5.875%, 02/15/28(A)	450	447
Albertsons
6.500%, 02/15/28(A)	450	451
Albertsons
3.500%, 03/15/29(A)	1,025	892

Total Supermarkets		3,491

Technology [2.2%]
Ams
7.000%, 07/31/25(A)	475	446
AthenaHealth Group
6.500%, 02/15/30(A)	4,625	3,743
Black Knight InfoServ
3.625%, 09/01/28(A)	1,475	1,336
Boxer Parent
9.125%, 03/01/26(A)	1,300	1,261
Cars.com
6.375%, 11/01/28(A)	1,500	1,417
Central Parent
7.250%, 06/15/29(A)	1,800	1,769
Clarivate Science Holdings
3.875%, 07/01/28(A)	350	312
Clarivate Science Holdings
4.875%, 07/01/29(A)	1,575	1,425
Cloud Software Group Holdings
6.500%, 03/31/29(A)	1,775	1,566
Coherent
5.000%, 12/15/29(A)	1,950	1,770
Consensus Cloud Solutions
6.000%, 10/15/26(A)	825	717
Consensus Cloud Solutions
6.500%, 10/15/28(A)	1,400	1,161
Dun & Bradstreet
5.000%, 12/15/29(A)	$1,075	$931
Elastic
4.125%, 07/15/29(A)	1,825	1,558
Entegris Escrow
5.950%, 06/15/30(A)	950	921
Gartner
4.500%, 07/01/28(A)	625	593
GoTo Group
5.500%, 09/01/27(A)	2,650	1,360
HealthEquity
4.500%, 10/01/29(A)	1,525	1,355
Helios Software Holdings
4.625%, 05/01/28(A)	1,750	1,422
McAfee
7.375%, 02/15/30(A)	4,400	3,690
Millennium Escrow
6.625%, 08/01/26(A)	1,200	780
NCR
5.000%, 10/01/28(A)	575	505
NCR
5.125%, 04/15/29(A)	2,540	2,198
NCR
5.250%, 10/01/30(A)	1,800	1,470
Open Text
3.875%, 02/15/28(A)	1,500	1,339
Open Text Holdings
4.125%, 12/01/31(A)	350	289
Rackspace Technology Global
3.500%, 02/15/28(A)	1,800	936
Rackspace Technology Global
5.375%, 12/01/28(A)	2,250	850
Rocket Software
6.500%, 02/15/29(A)	2,850	2,248
Science Applications International
4.875%, 04/01/28(A)	400	373
Seagate HDD Cayman
9.625%, 12/01/32(A)	1,651	1,849
Seagate HDD Cayman
5.750%, 12/01/34	1,505	1,374
Sensata Technologies
3.750%, 02/15/31(A)	425	372
Sensata Technologies BV
4.000%, 04/15/29(A)	600	542
Sensata Technologies BV
5.875%, 09/01/30(A)	475	471
SS&C Technologies
5.500%, 09/30/27(A)	1,325	1,282

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 61

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Synaptics
4.000%, 06/15/29(A)		$800	$689
TTM Technologies
4.000%, 03/01/29(A)		775	668
Veritas US
7.500%, 09/01/25(A)		1,000	753
Viavi Solutions
3.750%, 10/01/29(A)		325	278
ZipRecruiter
5.000%, 01/15/30(A)		1,840	1,573

Total Technology			49,592

Technology, Electronics, Software & IT [0.1%]
Cedacri Mergeco SPA
7.279%, Euribor 3 Month + 4.625%, 05/15/28(C)	EUR	1,400	1,488

Telecommunications [0.2%]
Altice Financing
4.250%, 08/15/29	EUR	900	783
Altice France
3.375%, 01/15/28	EUR	650	550
Altice France
4.000%, 07/15/29	EUR	700	568
Altice France Holding
4.000%, 02/15/28	EUR	975	693
Eolo
4.875%, 10/21/28	EUR	400	340
United Group BV
5.904%, Euribor 3 Month + 3.250%, 02/15/26(C)	EUR	450	424
United Group BV
7.357%, Euribor 3 Month + 4.875%, 02/01/29(A)(C)	EUR	1,100	994

Total Telecommunications			4,352

Telephones & Telecommunications [2.7%]
Altice France
8.125%, 02/01/27(A)		1,325	1,227
Altice France Holding
10.500%, 05/15/27(A)		720	551
Altice France Holding
6.000%, 02/15/28(A)		325	207
Axian Telecom
7.375%, 02/16/27(A)		7,920	7,168
Axtel
6.375%, 11/14/24(A)		5,200	4,636
C&W Senior Financing DAC
6.875%, 09/15/27		$7,150	$6,390
CT Trust
5.125%, 02/03/32		800	669
5.125%, 02/03/32(A)		7,280	6,091
Digicel
6.750%, 03/01/23(A)		4,800	984
Iliad Holding SASU
6.500%, 10/15/26(A)		1,100	1,048
Iliad Holding SASU
7.000%, 10/15/28(A)		760	721
Internap Holdings LLC
0.000%,		61	9
Liberty Costa Rica Senior Secured Finance
10.875%, 01/15/31(A)		2,400	2,255
Oztel Holdings SPC
6.625%, 04/24/28		6,550	6,783
Sixsigma Networks Mexico
7.500%, 05/02/25		3,720	3,262
Telefonica Celular del Paraguay
5.875%, 04/15/27(A)		2,700	2,480
Turk Telekomunikasyon
6.875%, 02/28/25		8,270	7,916
Turkcell Iletisim Hizmetleri
5.750%, 10/15/25		2,500	2,375
Viasat
5.625%, 04/15/27(A)		1,600	1,503
VTR Comunicaciones
5.125%, 01/15/28		3,770	2,328
VTR Comunicaciones
4.375%, 04/15/29		5,000	3,036

Total Telephones & Telecommunications			61,639

Textile-Products [0.1%]
Golden Legacy Pte. Ltd.
6.875%, 03/27/24		15,640	313
Prime Bloom Holdings
6.950%, 07/05/22		16,500	990
Sri Rejeki Isman
7.250%, 01/16/25		16,589	497

Total Textile-Products			1,800

Transportation Services [1.3%]
Adani International Container Terminal Pvt
3.000%, 02/16/31		2,719	2,047

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 62

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Carnival
10.500%, 02/01/26(A)	$270	$281
Carnival
4.000%, 08/01/28(A)	3,770	3,244
Georgian Railway JSC
4.000%, 06/17/28	5,600	4,771
JSW Infrastructure
4.950%, 01/21/29(A)	4,500	3,792
NCL
5.875%, 02/15/27(A)	1,580	1,485
Royal Caribbean Cruises
5.500%, 08/31/26(A)	1,830	1,712
Royal Caribbean Cruises
5.375%, 07/15/27(A)	1,179	1,056
Royal Caribbean Cruises
3.700%, 03/15/28	740	606
Rumo Luxembourg Sarl
4.200%, 01/18/32	5,800	4,640
Stena International
6.125%, 02/01/25(A)	1,200	1,153
Transnet SOC
8.250%, 02/06/28(A)	3,680	3,661
Watco
6.500%, 06/15/27(A)	1,325	1,242

Total Transportation Services		29,690

Utility - Electric [0.6%]
Calpine
5.250%, 06/01/26(A)	289	282
Calpine
4.500%, 02/15/28(A)	925	859
Calpine
5.125%, 03/15/28(A)	1,375	1,259
Calpine
5.000%, 02/01/31(A)	475	402
Enviva Partners
6.500%, 01/15/26(A)	2,725	2,480
NRG Energy
5.750%, 01/15/28	1,950	1,912
NRG Energy
3.375%, 02/15/29(A)	550	456
NRG Energy
5.250%, 06/15/29(A)	770	715
NRG Energy
3.625%, 02/15/31(A)	200	160
NRG Energy
3.875%, 02/15/32(A)	900	720
TerraForm Power Operating
5.000%, 01/31/28(A)	1,125	1,069
TransAlta
7.750%, 11/15/29	$100	$105
Vistra Operations
5.500%, 09/01/26(A)	1,000	971
Vistra Operations
5.625%, 02/15/27(A)	3,225	3,130

Total Utility - Electric		14,520

Water [0.1%]
Aegea Finance Sarl
6.750%, 05/20/29(A)	3,650	3,363

Wireless Communications [0.1%]
Sprint
7.625%, 02/15/25	1,000	1,037
7.625%, 03/01/26	800	847

Total Wireless Communications		1,884

Total Corporate Bonds
Cost ($1,489,710)		1,194,859

Loan Participations [16.2%]
Aerospace and Defense [0.2%]
MB Aerospace Holdings II Corp., Initial Term Loan, 1st Lien
8.230%, LIBOR + 3.500%, 01/22/25(C)	664	585
Peraton Corp., Term B Loan, 1st Lien
8.385%, LIBOR + 3.750%, 02/01/28(C)	1,490	1,468
Peraton Corp., Term B-1 Loan, 2nd Lien
12.651%, LIBOR + 7.750%, 02/01/29(C)	510	495
Rand Parent/Atlas Air, Term Loan B, 1st Lien
9.127%, 02/08/28	855	802
Transdigm Inc, Term Loan, 1st Lien
7.825%, 08/24/28	630	628

Total Aerospace and Defense		3,978

Automobile [0.1%]
CWGS Group, LLC, Initial Term Loan, 1st Lien
7.088%, LIBOR + 2.500%, 06/03/28(C)	1,000	919

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 63

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
RVR Dealership Holdings, LLC, Term Loan, 1st Lien
8.553%, CME Term SOFR + 3.750%, 02/08/28(C)	$1,094	$928

Total Automobile		1,847

Automotive [0.0%]
Autokiniton US Holdings (L&W), Term Loan, 1st Lien
9.280%, 04/06/28(C)	1,000	970

Banking [0.0%]
Nexus Buyer LLC, Term Loan, 1st Lien
8.385%, LIBOR + 3.750%, 11/09/26(C)	500	451

Beverage, Food and Tobacco [0.1%]
Biscuit Holding SAS, Facility B, 1st Lien
5.858%, Euribor + 4.000%, 02/15/27(C)	1,000	793
Naked Juice LLC, Initial Loan, 2nd Lien
10.680%, CME Term SOFR + 6.000%, 01/24/30(C)	670	500
Naked Juice LLC, Initial Term Loan, 1st Lien
7.930%, CME Term SOFR + 3.250%, 01/24/29(C)	560	491
Whole Earth Brands, Inc., Term Loan, 1st Lien
9.230%, CME Term SOFR + 4.500%, 02/02/28(C)	1,503	1,263

Total Beverage, Food and Tobacco		3,047

Broadcasting and Entertainment [0.7%]
Allen Media, LLC, Initial Term Loan (2021), 1st Lien
10.230%, CME Term SOFR + 5.500%, 02/10/27(C)	647	559
Altice Financing S.A., 2022 Refinancing Dollar Commitments, 1st Lien
9.566%, CME Term SOFR + 5.000%, 10/31/27(C)	$2,000	$1,975
Altice France S.A., EUR TLB-[14] Loan, 1st Lien
8.024%, Euribor + 5.500%, 08/15/28(C)	1,497	1,526
Altice France S.A., USD TLB-[14] Loan, 1st Lien
10.170%, CME Term SOFR + 5.500%, 08/15/28(C)	1,927	1,831
Charter Communications Operating, LLC, Term B-2 Loan, 1st Lien
6.368%, CME Term SOFR + 1.750%, 02/01/27(C)	923	913
CMG Media Corporation, 2021 Term B Loan, 1st Lien
8.230%, LIBOR + 3.500%, 12/17/26(C)	790	696
CSC Holdings, LLC, March 2017 Refinancing Term Loan, 1st Lien
6.838%, LIBOR + 2.250%, 07/17/25(C)	2,078	1,977
DIRECTV Financing, LLC, Closing Date Term Loan, 1st Lien
9.635%, LIBOR + 5.000%, 08/02/27(C)	1,000	960
E.W. Scripps Company, The, Tranche B-2 Term Loan, 1st Lien
7.484%, LIBOR + 2.563%, 05/01/26(C)	1,000	974
Univision Communications Inc., 2021 Replacement Converted First-Lien Term Loan, 1st Lien
7.885%, LIBOR + 3.250%, 03/15/26(C)	1,812	1,800
Virgin Media Bristol LLC, Facility Q, 1st Lien
7.838%, LIBOR + 3.250%, 01/31/29(C)	1,825	1,803
Virgin Media Ireland Limited, Facility B1, 1st Lien
5.865%, Euribor + 3.463%, 07/15/29(C)	1,000	1,041

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 64

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Ziggo Financing Partnership, Term Loan I Facility, 1st Lien
7.184%, LIBOR + 2.500%, 04/30/28(C)	$1,000	$986

Total Broadcasting and Entertainment		17,041

Buildings and Real Estate [0.4%]
Apollo Commercial Real Estate Finance, Inc., Initial Term Loan, 1st Lien
7.385%, LIBOR + 2.750%, 05/15/26(C)	665	575
Crown Subsea Communications Holding, Inc. , Initial Term Loan, 1st Lien
9.316%, LIBOR + 4.750%, 04/27/27(C)	721	709
Emeria, Additional Facility B2, 1st Lien
7.391%, Euribor + 5.250%, 03/27/28(C)	1,000	1,046
Forest City Enterprises, L.P., Replacement Term Loan, 1st Lien
8.135%, LIBOR + 3.500%, 12/08/25(C)	700	595
Griffon Corporation, Term B Loan, 1st Lien
7.548%, CME Term SOFR + 2.500%, 01/19/29(C)	1,088	1,080
Mannington Mills, Inc., Tranche B-1 Loan, 1st Lien
8.480%, LIBOR + 3.750%, 08/06/26(C)	1,000	813
Oscar AcquisitionCo, LLC, Term B Loan, 1st Lien
9.180%, CME Term SOFR + 4.500%, 04/29/29(C)	1,302	1,252
Smyrna Ready Mix Concrete, LLC, Initial Term Loan, 1st Lien
8.968%, CME Term SOFR + 4.250%, 04/02/29(C)	802	796
Standard Industries Inc., Initial Term Loan, 1st Lien
7.116%, LIBOR + 2.250%, 08/06/28(C)	$1,954	$1,941

Total Buildings and Real Estate		8,807

Cable [0.1%]
VMED 02 UK 4 Holdco Limited, Term Loan, 1st Lien
5.896%, 01/31/29	2,000	2,119

Cargo Transport [0.2%]
Daseke Companies, Inc., Initial Term Loan (2021), 1st Lien
8.640%, LIBOR + 4.000%, 03/09/28(C)	1,000	991
Dynasty Acquisition Co., Inc., 2020 Term B-1 Loan, 1st Lien
8.218%, CME Term SOFR + 3.500%, 04/06/26(C)	903	881
Dynasty Acquisition Co., Inc., 2020 Term B-2 Loan, 1st Lien
8.218%, CME Term SOFR + 3.500%, 04/06/26(C)	486	473
ENC Parent Corporation, Delayed Draw Term Loan, 1st Lien
4.250%, UNFND + 4.250%, 08/19/28(C)	63	59
ENC Parent Corporation, Initial Term Loan, 1st Lien
8.980%, LIBOR + 4.250%, 08/19/28(C)	703	654
LaserShip, Inc., Initial Loan, 2nd Lien
12.230%, LIBOR + 7.500%, 05/07/29(C)	645	410
LaserShip, Inc., Initial Term Loan, 1st Lien
9.230%, LIBOR + 4.500%, 05/07/28(C)	834	707

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 65

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Silk Bidco AS, Facility B, 1st Lien
7.197%, Euribor + 4.000%, 02/24/25(C)	EUR	1,500	$1,497

Total Cargo Transport			5,672

Chemicals [0.2%]
Consolidated Energy Limited Term Loan B
7.135%, LIBOR + 2.500%, 05/07/25(C)		1,811	1,790
Ineos, Term Loan, 1st Lien
8.218%, 02/18/30		1,465	1,455
Ravago, Term Loan B, 1st Lien
7.230%, 02/18/28		1,000	978
Vantage Specialty, Term Loan B, 1st Lien
9.597%, 10/26/26		960	920

Total Chemicals			5,143

Chemicals, Plastics and Rubber [0.9%]
ARC Falcon I Inc., Initial Term Loan, 1st Lien
8.385%, LIBOR + 3.750%, 09/22/28(C)		1,983	1,785
Aruba Investments, Term Loan, 1st Lien
6.429%, 10/28/27		983	1,027
Ascend Performance Materials Operations LLC, 2021 Refinancing Term Loan, 1st Lien
8.831%, CME Term SOFR + 4.750%, 08/27/26(C)		1,000	982
Colouroz Investment 1 GMBH, Initial Term C Loan, 1st Lien
8.943%, PIK Interest + 0.750%, 09/21/23(C)		274	185
Colouroz Investment 2, LLC, Initial Term B-2 Loan, 1st Lien
4.250%, PIK Interest + 0.750%, 09/21/23(C)		970	656
H.B. Fuller, Term Loan B, 1st Lien
7.118%, 02/06/30		470	472
Herens Holdco S.a r.l., Facility B (EUR), 1st Lien
6.202%, Euribor + 4.000%, 07/03/28(C)		$500	$497
Herens Holdco S.a r.l., Facility B (USD), 1st Lien
8.730%, LIBOR + 4.000%, 07/03/28(C)		961	889
ILPEA Parent Inc., Term Loan, 1st Lien
9.140%, LIBOR + 4.500%, 06/22/28(C)		617	602
INEOS Enterprises Holdings Limited, Refinancing Tranche B Euro Term Loan, 1st Lien
5.948%, Euribor + 3.250%, 08/28/26(C)		1,000	1,060
Ineos Group Holdings Ltd, Term Loan, 1st Lien
4.880%, 10/23/27		980	1,024
INEOS Styrolution Group GmbH, 2026 Tranche B Euro Term Loan, 1st Lien
4.880%, Euribor + 2.750%, 01/21/26(C)		1,500	1,562
Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
7.526%, CME Term SOFR + 2.750%, 10/01/25(C)		1,589	1,575
PMHC II, Inc., Initial Term Loan, 1st Lien
9.076%, CME Term SOFR + 4.250%, 04/23/29(C)		1,272	1,117
Rain Carbon GmbH, Term Loan, 1st Lien
5.628%, 01/16/25		1,000	1,060
Root Bidco Sarl, Term Loan, 1st Lien
8.172%, 09/29/27		1,000	1,069
Sirona Bidco, Term Loan, 1st Lien
7.003%, 10/20/28		2,500	2,584
Timber Servicios Empresariales, S.A., Facility B, 1st Lien
6.608%, Euribor + 4.750%, 03/30/29(C)		1,000	950

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 66

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Trinseo Materials Operating S.C.A., 2021 Incremental Term Loan, 1st Lien
7.135%, LIBOR + 2.500%, 03/17/28(C)	$754	$675

Total Chemicals, Plastics and Rubber		19,771

Consumer Discretionary [0.1%]
Authentic Brands, Delayed Term Loan, 1st Lien
0.000%, 12/21/28(F)	247	244
Authentic Brands, Term Loan B2, 1st Lien
9.407%, 12/21/28	753	743
Camping World, Term Loan, 1st Lien
9.480%, 06/03/28	709	700
Patagonia, Cov-Lite Term Loan B, 1st Lien
10.473%, 08/01/29	638	525
Restoration Hardware, Term Loan B, 1st Lien
7.135%, 10/20/28	923	862

Total Consumer Discretionary		3,074

Consumer Durables [0.0%]
Justrite (Safety Products) Delay Draw
9.135%, 06/28/26	46	42
Justrite (Safety Products) Term Loan B
9.135%, 06/28/26	860	776

Total Consumer Durables		818

Consumer Products [0.2%]
Philips DA, Term Loan, 1st Lien
5.942%, 06/09/28	1,500	1,348
Stiga SPA, Term Loan B-1, 1st Lien
7.186%, 03/02/26	2,584	2,662
Zara UK Midco, Term Loan, 1st Lien
8.509%, 02/03/25	1,000	946

Total Consumer Products		4,956

Consumer Staples [0.0%]
Tate & Lyle/Primary Products, Term Loan, 1st Lien
8.743%, 10/25/28	$662	$650

Containers, Packaging and Glass [0.1%]
Kleopatra Finco S.a r.l., Facility B (USD), 1st Lien
10.129%, CME Term SOFR + 4.750%, 02/12/26(C)	916	840
Pregis TopCo LLC, Initial Term Loan, 1st Lien
8.482%, CME Term SOFR + 3.750%, 07/31/26(C)	1,000	973

Total Containers, Packaging and Glass		1,813

Diversified Media [0.1%]
Banijay Entertainment S.A.S. , Facility B (USD), 1st Lien
8.119%, LIBOR + 3.750%, 03/01/25(C)	1,500	1,484

Diversified Natural Resources, Precious Metals and Minerals [0.1%]
Domtar Corporation, Initial Term Loan, 1st Lien
10.209%, LIBOR + 5.500%, 11/30/28(C)	1,000	976
Mativ Holdings, Inc., Term B Loan, 1st Lien
8.438%, LIBOR + 3.750%, 04/20/28(C)	1,000	962

Total Diversified Natural Resources, Precious Metals and Minerals		1,938

Diversified/Conglomerate Service [0.7%]
Amentum Government Services Holdings LLC, Tranche 3 Term Loan, 1st Lien
7.558%, CME Term SOFR + 4.000%, 02/15/29(C)	1,741	1,698

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 67

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Employbridge Holding Company, Term B Loan, 1st Lien
9.494%, LIBOR + 4.750%, 07/19/28(C)	$1,185	$986
Energize Holdco LLC, Initial Term Loan, 1st Lien
8.385%, LIBOR + 3.750%, 12/08/28(C)	700	675
Holding Socotec, Facility B USD Tranche, 1st Lien
8.730%, LIBOR + 4.000%, 06/30/28(C)	688	658
Medline Borrower, LP, Initial Dollar Term Loan, 1st Lien
7.885%, LIBOR + 3.250%, 10/23/28(C)	2,000	1,948
Mermaid Bidco Inc., Additional Term Facility (USD), 1st Lien
8.296%, LIBOR + 3.500%, 12/22/27(C)	500	485
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
9.203%, LIBOR + 4.250%, 09/01/28(C)	1,269	1,084
Physician Partners, LLC, Initial Term Loan, 1st Lien
8.718%, CME Term SOFR + 4.000%, 12/23/28(C)	921	864
Signal Parent, Inc., Initial Term Loan, 1st Lien
8.135%, LIBOR + 3.500%, 04/03/28(C)	946	623
Trans Union LLC, 2021 Incremental Term B-6 Loan, 1st Lien
6.885%, LIBOR + 2.250%, 12/01/28(C)	1,416	1,403
United Talent Agency, LLC, Term B Loan, 1st Lien
8.907%, CME Term SOFR + 4.000%, 07/07/28(C)(E)	663	657
Venga Finance S.a r.l., Initial Dollar Term Loan, 1st Lien
9.703%, LIBOR + 4.750%, 06/28/29(C)	1,132	1,078
Verisure Holding AB (publ), Facility B (EUR), 1st Lien
5.378%, Euribor + 3.250%, 03/27/28(C)	$3,000	$3,113
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), Term B-1 Loan, 1st Lien
7.390%, LIBOR + 2.750%, 05/18/25(C)	1,725	1,709

Total Diversified/Conglomerate Service		16,981

Electronics [0.8%]
athenahealth Group Inc., Initial DDTL, 1st Lien
3.500%, UNFND + 3.500%, 02/15/29(C)	154	144
athenahealth Group Inc., Initial Term Loan, 1st Lien
8.061%, CME Term SOFR + 3.500%, 02/15/29(C)	1,256	1,174
Digi International Inc., Initial Term Loan, 1st Lien
9.635%, LIBOR + 5.000%, 11/01/28(C)	788	782
Evercommerce Solutions Inc., Term Loan, 1st Lien
7.885%, LIBOR + 3.250%, 07/06/28(C)	923	913
Instructure Holdings, Inc., Initial Term Loan, 1st Lien
7.852%, LIBOR + 2.750%, 10/20/28(C)	720	714
ION Trading Finance Limited, Initial Euro Term Loan (2021), 1st Lien
6.452%, Euribor + 4.250%, 04/01/28(C)	2,440	2,457
LSF9 Atlantis Holdings, LLC, Term Loan, 1st Lien
11.830%, CME Term SOFR + 7.250%, 03/31/29(C)	663	644

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 68

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Magenta Buyer LLC, Initial Term Loan, 1st Lien
9.580%, LIBOR + 4.750%, 07/27/28(C)		$1,417	$1,164
McAfee Corp., Tranche B-1 Term Loan, 1st Lien
8.418%, CME Term SOFR + 3.750%, 03/01/29(C)		1,386	1,299
MH Sub I, LLC (Micro Holding Corp.), 2020 June New Term Loan, 1st Lien
8.385%, LIBOR + 3.750%, 09/13/24(C)		1,381	1,356
Open Text Corporation, Term B Loan, 1st Lien
8.218%, CME Term SOFR + 3.500%, 08/27/29(C)		1,610	1,604
Orchid Merger Sub II, LLC, Initial Term Loan, 1st Lien
9.580%, CME Term SOFR + 4.750%, 07/27/27(C)		804	651
Priority Holdings, LLC, Initial Term Loan, 1st Lien
10.385%, LIBOR + 5.750%, 04/27/27(C)		1,123	1,114
Rackspace Technology Global, Inc., 2021 Term B Loan, 1st Lien
7.595%, LIBOR + 2.750%, 02/15/28(C)		1,916	1,022
Sabre GLBL Inc., 2022 Term B-2 Loan, 1st Lien
9.718%, CME Term SOFR + 5.000%, 06/30/28(C)		648	555
Snap One Holdings Corp., Initial Term Loan, 1st Lien
9.135%, LIBOR + 4.500%, 12/08/28(C)		1,141	1,039
Xperi Holding Corporation, Initial Term B Loan, 1st Lien
8.135%, LIBOR + 3.500%, 06/08/28(C)		1,985	1,957

Total Electronics			18,589

Energy [0.0%]
Arclight, Term Loan B, 1st Lien
8.376%, 04/13/28		$812	$802

Finance (including structured products) [0.8%]
AI Sirona (Luxembourg) Acquisition S.a r.l., Additional Facility B1 (EUR), 1st Lien
5.679%, Euribor + 3.250%, 09/29/25(C)	EUR	1,000	1,046
ASP Navigate Acquisition Corp., Initial Term Loan, 1st Lien
9.359%, LIBOR + 4.500%, 10/06/27(C)		1,142	1,116
Castlelake Aviation One Designated Activity Company, 2023 Incremental Term Loan, 1st Lien
7.368%, CME Term SOFR + 2.750%, 10/22/27(C)		653	643
Citadel Securities LP, 2021 Term Loan, 1st Lien
7.232%, CME Term SOFR + 2.500%, 02/02/28(C)		1,000	989
CTC Holdings, L.P., Term Loan, 1st Lien
9.954%, CME Term SOFR + 5.000%, 02/20/29(C)		739	717
DRW Holdings, LLC, Initial Term Loan, 1st Lien
8.385%, LIBOR + 3.750%, 03/01/28(C)		1,000	975
FINThrive Software Intermediate Holdings, Inc., Initial Loan, 2nd Lien
11.385%, LIBOR + 6.750%, 12/17/29(C)		385	234
FINThrive Software Intermediate Holdings, Inc., Initial Term Loan, 1st Lien
8.635%, LIBOR + 4.000%, 12/18/28(C)		571	530

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 69

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Geon Performance Solutions, LLC, Initial Term Loan, 1st Lien
9.230%, LIBOR + 4.500%, 08/18/28(C)	$1,395	$1,373
Guardian US Holdco LLC, Initial Term Loan, 1st Lien
8.676%, CME Term SOFR + 4.000%, 01/31/30(C)	780	769
Hexion Holdings Corporation, Initial Term Loan, 1st Lien
9.454%, CME Term SOFR + 4.500%, 03/15/29(C)	950	847
Hexion Holdings Corporation, Initial Term Loan, 2nd Lien
12.098%, CME Term SOFR + 7.438%, 03/15/30(C)	695	573
HighTower Holding, LLC, Initial Term Loan, 1st Lien
8.815%, LIBOR + 4.000%, 04/21/28(C)	849	801
Hudson River Trading LLC, Term Loan, 1st Lien
7.732%, CME Term SOFR + 3.000%, 03/20/28(C)	1,034	964
Jane Street Group, LLC, Dollar Term Loan, 1st Lien
7.385%, LIBOR + 2.750%, 01/26/28(C)	1,000	982
LendingTree, Inc., Initial Term B Loan, 1st Lien
8.390%, LIBOR + 3.750%, 09/15/28(C)	716	611
LSF11 A5 Holdco LLC, Term Loan, 1st Lien
8.422%, CME Term SOFR + 3.500%, 10/15/28(C)	1,000	968
Mariner Wealth Advisors, LLC, Incremental Term Loan, 1st Lien
9.010%, 08/18/28	250	248
Mariner Wealth Advisors, LLC, Initial Term Loan, 1st Lien
8.092%, CME Term SOFR + 3.250%, 08/18/28(C)	$578	$564
Quirch Foods Holdings, LLC, 2022-1 Incremental Term Loan, 1st Lien
9.490%, CME Term SOFR + 4.500%, 10/27/27(C)	982	903
Starwood Property Mortgage, L.L.C., Term B-3 Loan, 1st Lien
7.885%, LIBOR + 3.250%, 07/26/26(C)	499	472
VFH Parent LLC, Initial Term Loan, 1st Lien
7.661%, CME Term SOFR + 3.000%, 01/13/29(C)	990	952
Villa Dutch Bidco, Term Loan, 1st Lien
7.880%, 03/01/30	1,000	1,027

Total Finance (including structured products)		18,304

Financial Services [0.1%]
Aretec Group Inc, Term Loan, 1st Lien
0.000%, 03/08/30(F)	1,500	1,473

Financials [0.2%]
Altisource Term Loan B (2018)
8.730%, 03/29/24(C)	632	500
EIG Management, Term Loan B, 1st Lien
8.368%, 01/31/25	875	869
Granite FR Bidco, Term Loan, 1st Lien
0.000%, 10/17/28(F)	1,000	1,039
Indy US, Term Loan, 1st Lien
0.000%, 03/06/28(F)	1,000	984
Superannuation and Investments, Term Loan, 1st Lien
8.385%, 12/01/28	772	767

Total Financials		4,159

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 70

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Food, Beverage and Tobacco [0.3%]
Artisan Newco BV, Term Loan, 1st Lien
7.602%, 02/02/29		$990	$1,015
Pegasus BidCo B.V., Initial Euro Term Loan, 1st Lien
6.012%, Euribor + 4.250%, 07/12/29(C)		1,000	1,053
Signature Foods, Term Loan, 1st Lien
5.929%, 01/29/28		1,000	1,010
ZF Invest, Senior Facility B, 1st Lien
6.209%, Euribor + 3.925%, 06/30/28(C)		3,000	2,918

Total Food, Beverage and Tobacco			5,996

Gaming [0.2%]
Flutter Entertainment plc, Euro Term Loan, 1st Lien
4.702%, Euribor + 2.500%, 07/10/25(C)	EUR	1,193	1,277
Premier Lotteries, Cov-Lite Term Loan B
5.202%, 06/26/24(C)	EUR	2,413	2,447

Total Gaming			3,724

Government [0.1%]
Japan Paris Club, Term Loan, 1st Lien
0.000%, 01/10/28(F)	JPY	216,667	1,289

Healthcare [1.3%]
Alloheim Term Loan B
5.679%, 02/26/25	EUR	1,500	1,488
Auris Luxembourg III S.a r.l., Facility B1A, 1st Lien
6.436%, Euribor + 4.000%, 07/24/25(C)	EUR	3,000	2,954
Chrome Bidco, Facility B, 1st Lien
5.679%, Euribor + 3.250%, 05/12/28(C)		3,500	3,435
Cidron Ollopa Holding B.V., Facility B, 1st Lien
3.432%, Euribor + 3.250%, 04/16/25(C)	EUR	1,437	1,494
CTEC III GmbH, Facility B, 1st Lien
6.448%, Euribor + 3.750%, 01/19/29(C)		$1,000	$1,028
Diaverum Holding S.a.r.l. (fka Velox Bidco S.a.r.l.), Second Lien Facility
10.178%, Euribor + 8.000%, 05/24/24(C)	EUR	1,500	1,429
Domus VI
5.742%, 10/31/26		2,000	1,881
Gesundheits GmbH Term Loan
6.558%, 07/30/26	EUR	2,000	1,468
Indivior, Term Loan B, 1st Lien
10.092%, 06/26/26		778	763
Inovie Group, Term Loan, 1st Lien
6.202%, 03/03/28		2,000	1,984
7.202%, 03/03/28		1,000	1,031
Insulet Corporation, Term Loan B, 1st Lien
7.982%, 05/04/28		563	561
Mediq BV, Term Loan, 1st Lien
5.835%, 03/03/28		2,000	2,066
OneDigital Borrower LLC, 2021 Term Loan, 1st Lien
8.968%, CME Term SOFR + 4.250%, 11/16/27(C)		908	871
Onex TSG Intermediate Corp, Term Loan, 1st Lien
9.575%, 02/28/28(C)		710	626
PetIQ, Term Loan, 1st Lien
8.959%, 04/07/28		1,029	937
Sam Bidco, Term Loan, 1st Lien
0.000%, 12/13/27(F)		1,000	1,077
Sotera Health, Term Loan, 1st Lien
8.816%, 12/11/26		735	722
Sunrise Bidco, Term Loan, 1st Lien
5.108%, 07/27/28		1,000	1,036
TakeCare Bidco SAS, Term Loan, 1st Lien
6.915%, 05/26/28		1,000	1,047
TTF/Soliant Health, Cov-Lite Term Loan, 1st Lien
8.688%, 03/31/28		733	730

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 71

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Vivalto Sante, Term Loan, 1st Lien
6.390%, 07/21/28	$1,500	$1,559

Total Healthcare		30,187

Healthcare, Education and Childcare [0.8%]
AHP Health Partners, Inc., Initial Term Loan, 1st Lien
8.135%, LIBOR + 3.500%, 08/24/28(C)	1,000	980
CAB, Facility B, 1st Lien
5.602%, Euribor + 3.000%, 02/09/28(C)	1,500	1,474
Elsan SAS , Facility B5, 1st Lien
5.431%, Euribor + 3.350%, 06/16/28(C)	2,000	2,059
Envision Healthcare Corporation, Second Out Term Loan, 1st Lien
8.830%, CME Term SOFR + 4.250%, 03/31/27(C)	364	87
Envision Healthcare Corporation, Third Out Term Loan, 1st Lien
8.330%, CME Term SOFR + 3.750%, 03/31/27(C)	892	134
Icon Public Limited Company, Lux Term Loan, 1st Lien
7.000%, LIBOR + 2.250%, 07/03/28(C)	2,940	2,930
Icon Public Limited Company, U.S. Term Loan, 1st Lien
7.000%, LIBOR + 2.250%, 07/03/28(C)	732	730
Mamba Purchaser, Inc., Initial Term Loan, 1st Lien
8.135%, LIBOR + 3.500%, 10/16/28(C)	883	869
Medical Solutions Holdings, Inc., Initial Term Loan, 1st Lien
8.241%, LIBOR + 3.500%, 10/06/28(C)	1,000	970
MJH Healthcare Holdings, LLC, Initial Term B Loan, 1st Lien
8.218%, CME Term SOFR + 3.500%, 01/28/29(C)	$1,087	$1,058
National Mentor Holdings, Inc., Initial Term C Loan, 1st Lien
8.480%, LIBOR + 3.750%, 03/02/28(C)	13	10
National Mentor Holdings, Inc., Initial Term Loan, 1st Lien
8.480%, LIBOR + 3.750%, 03/02/28(C)	647	491
Option Care Health, Inc., 2021 Refinancing Term Loan, 1st Lien
7.385%, LIBOR + 2.750%, 10/27/28(C)	1,322	1,316
Organon & Co., Dollar Term Loan, 1st Lien
7.750%, LIBOR + 3.000%, 06/02/28(C)	1,808	1,805
Perrigo Company PLC, Initial Term B Loan, 1st Lien
7.218%, CME Term SOFR + 2.500%, 04/20/29(C)	587	582
Petco Health and Wellness Company, Inc., Initial Term Loan, 1st Lien
8.092%, CME Term SOFR + 3.250%, 03/03/28(C)	1,000	981
Surgery Center Holdings, Inc., 2021 New Term Loan, 1st Lien
8.360%, LIBOR + 3.750%, 08/31/26(C)	1,134	1,125
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
9.868%, CME Term SOFR + 5.250%, 03/02/27(C)	1,591	1,086

Total Healthcare, Education and Childcare		18,687

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 72

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Home and Office Furnishings, Housewares and Durable Consumer Products [0.2%]
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
8.980%, LIBOR + 4.250%, 05/17/28(C)		$1,351	$1,068
Hunter Douglas Holding B.V., Tranche B-1 Term Loan, 1st Lien
8.373%, CME Term SOFR + 3.500%, 02/26/29(C)		930	833
Hunter Douglas, Term Loan, 1st Lien
0.000%, 02/26/29(F)		1,000	994
Weber-Stephen Products LLC, Initial Term B Loan, 1st Lien
7.885%, LIBOR + 3.250%, 10/30/27(C)		887	760

Total Home and Office Furnishings, Housewares and Durable Consumer Products			3,655

Homebuilders/Materials/Construction [0.2%]
Erpe Bidco Limited, Term Loan, 1st Lien
6.849%, 10/04/24		1,000	656
LSF10 XL Bidco S.C.A., Facility B4, 1st Lien
6.127%, Euribor + 3.925%, 04/12/28(C)		2,465	2,293
Tencate Grass, Term Loan, 1st Lien
7.678%, 10/21/28		1,000	1,049
Winterfell Financing S.a r.l., Facility B, 1st Lien
5.465%, 02/18/28	EUR	1,000	1,005

Total Homebuilders/Materials/Construction			5,003

Hotels, Leisure & Entertainment [0.0%]
Pax Midco Spain, S.L.U., Facility B, 1st Lien
7.186%, Euribor + 4.750%, 06/07/26(C)	EUR	1,000	978

Hotels, Motels, Inns and Gaming [0.3%]
Caesars Entertainment, Inc., 2023 Incremental Term B Loan, 1st Lien
7.968%, CME Term SOFR + 3.250%, 02/06/30(C)		$1,000	$994
Light and Wonder International, Inc., Initial Term B Loan, 1st Lien
7.662%, CME Term SOFR + 3.000%, 04/14/29(C)		1,298	1,286
Penn National Gaming, Inc., Term B Facility Loan, 1st Lien
7.468%, CME Term SOFR + 2.750%, 05/03/29(C)		1,000	996
Pilot Travel Centers LLC, Initial Tranche B Term Loan , 1st Lien
6.718%, CME Term SOFR + 2.000%, 08/04/28(C)		996	992
Playa Resorts Holding B.V., 2022 Term Loan, 1st Lien
8.814%, CME Term SOFR + 4.250%, 01/05/29(C)		1,025	1,018
Scientific Games Holdings LP , Initial Dollar Term Loan, 1st Lien
8.103%, CME Term SOFR + 3.500%, 04/04/29(C)		1,246	1,226
Travel + Leisure Co., 2022 Incremental Term Loan, 1st Lien
8.608%, CME Term SOFR + 4.000%, 12/14/29(C)		560	558

Total Hotels, Motels, Inns and Gaming			7,070

Industrials [0.2%]
American Gaming, Term Loan, 1st Lien
8.730%, 02/09/29		496	488
Chart Industries, Term Loan B, 1st Lien
8.593%, 12/07/29		560	558

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 73

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
GFL Environmental, Term Loan
7.718%, 05/28/27	$1,241	$1,241
Rubix Group, Term Loan, 1st Lien
0.000%, 09/12/26(F)	1,000	1,053
Vaco Holdings, LLC, Term Loan, 1st Lien
9.730%, 01/21/29	556	544

Total Industrials		3,884

Information Technology [0.3%]
Aspect Software, Term Loan, 2nd Lien
14.202%, 05/03/29	175	122
E2open, Term Loan B, 1st Lien
8.201%, 02/04/28	750	742
Magenta Buyer, Term Loan, 1st Lien
13.080%, 07/27/29	110	81
Sitel Worldwide, Cov-Lite Term Loan, 1st Lien
8.390%, 07/28/28	1,000	987
Ultra Clean Holdings, Term Loan, 1st Lien
8.385%, 08/27/25	1,895	1,893
Zacapa S.a r.l., Initial Term Loan (2022), 1st Lien
8.830%, CME Term SOFR + 4.250%, 03/22/29(C)	1,981	1,934

Total Information Technology		5,759

Insurance [0.1%]
Asurion, LLC, New B-11 Term Loan, 1st Lien
8.912%, CME Term SOFR + 4.250%, 08/19/28(C)	1,000	925
Asurion, LLC, New B-4 Term Loan, 2nd Lien
9.885%, LIBOR + 5.250%, 01/20/29(C)	1,000	822

Total Insurance		1,747

Leisure Products [0.1%]
Topgolf Callaway, Term Loan, 1st Lien
8.260%, 03/15/30	$1,200	$1,191

Leisure, Amusement, Motion Pictures, Entertainment [0.1%]
Herschend Entertainment Company, LLC, Initial Term Loan (2021), 1st Lien
8.438%, LIBOR + 3.750%, 08/27/28(C)	729	723
International Park Holdings B.V., Facility B2, 1st Lien
7.479%, Euribor + 5.000%, 12/14/26(C)	1,000	1,073
Lakeshore Learning Materials, LLC, Initial Term Loan, 1st Lien
8.230%, LIBOR + 3.500%, 09/29/28(C)	673	659

Total Leisure, Amusement, Motion Pictures, Entertainment		2,455

Machinery (Non-Agriculture, Non-Construction and Non-Electronic) [0.3%]
ChampionX Corporation, Term B-1 Loan, 1st Lien
8.058%, CME Term SOFR + 3.250%, 05/13/29(C)	928	922
Coherent Corp., Initial Term B Loan, 1st Lien
7.385%, LIBOR + 2.750%, 07/02/29(C)	819	810
Gates Global LLC, Initial B-3 Dollar Term Loan, 1st Lien
7.135%, LIBOR + 2.500%, 03/31/27(C)	667	663
MHI Holdings, LLC, Initial Term Loan, 1st Lien
9.635%, LIBOR + 5.000%, 09/21/26(C)	1,831	1,828

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 74

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
MKS Instruments, Inc., Initial Dollar Term B Loan, 1st Lien
7.411%, CME Term SOFR + 2.750%, 08/17/29(C)		$1,556	$1,546

Total Machinery (Non-Agriculture, Non-Construction and Non-Electronic)			5,769

Manufacturing [0.1%]
Safic-Alcan, Term Loan, 1st Lien
7.327%, 06/22/29		1,000	1,059

Manufacturing/Machinery/Industrial [0.4%]
Aggreko, Term loan, 1st Lien
7.643%, 07/31/26		1,500	1,585
Alpha Bidco, Term Loan, 1st Lien
5.952%, 07/30/25		1,500	1,549
BCP V Modular Services, Term Loan, 1st Lien
6.702%, 10/07/28		3,000	3,068
Delachaux, Term Loan, 1st Lien
6.242%, 04/16/26		1,000	1,048
Dexko Global Inc., Term Loan, 1st Lien
11.080%, 10/04/28		405	385
Distributed Power Term Loan B
4.731%, Euribor + 3.500%, 10/03/25(C)	EUR	1,000	1,037

Total Manufacturing/Machinery/Industrial			8,672

Materials [0.0%]
Caldic, Term Loan, 1st Lien
8.426%, 02/26/29		561	548

Media [0.0%]
Houghton Mifflin, Term Loan, 1st Lien
9.968%, 04/04/29		713	636

Metals & Mining [0.0%]
TMS International Corp, Term Loan, 1st Lien
9.411%, 03/07/30		525	511

Metals/Minerals [0.1%]
Consol Energy Inc. Term Loan B
9.218%, 09/27/24(C)		$267	$266
Oxbow Carbon LLC, Tranche B Term Loan, 1st Lien
8.980%, LIBOR + 4.250%, 10/13/25(C)		939	937

Total Metals/Minerals			1,203

Mining, Steel, Iron and Nonprecious Metals [0.0%]
NWR Holdings B.V., Super Senior Term Facility, 1st Lien
14.500%, 12/31/49	EUR	1,011	—

Nonferrous metals/minerals [0.0%]
Infinity Bidco 1 Limited, Facility B (EUR), 1st Lien
3.150%, Euribor + 3.150%, 07/06/28(C)		1,000	1,018

Oil and Gas [0.2%]
BlackBrush Oil & Gas, L.P., Closing Date Commitment (Term Loan), 1st Lien
10.176%, LIBOR + 5.000%, 09/03/25(C)		442	420
Keane Group Holdings, LLC, Initial Term Loan, 1st Lien
8.135%, LIBOR + 3.500%, 05/19/25(C)		1,624	1,587
M6 ETX Holdings II Midco LLC, Initial Term Loan, 1st Lien
9.158%, CME Term SOFR + 4.500%, 09/19/29(C)		1,412	1,393
Medallion Midland Acquisition, LLC, Initial Term Loan, 1st Lien
8.592%, CME Term SOFR + 3.750%, 10/18/28(C)		639	630

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 75

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Oryx Midstream Services Permian Basin LLC, 2023 Incremental Term Loan, 1st Lien
7.932%, CME Term SOFR + 3.250%, 10/05/28(C)		$1,410	$1,384

Total Oil and Gas			5,414

Packaging / Paper / Forest Products [0.2%]
Kleopatra Finco S.a r.l., Facility B (EUR), 1st Lien
7.983%, Euribor + 4.750%, 02/04/26(C)		1,000	971
Multi-Color Coporation, Term Loan, 1st Lien
7.130%, 10/20/28		1,982	2,090
Weener Plastics Group Term Loan B
6.078%, Euribor + 3.750%, 06/20/25(C)	EUR	1,500	1,577

Total Packaging / Paper / Forest Products			4,638

Personal and Non-Durable Consumer Products (Manufacturing Only) [0.0%]
ABG Intermediate Holdings 2 LLC, Initial Term Loan, 2nd Lien
10.718%, CME Term SOFR + 6.000%, 12/20/29(C)		310	285
Canada Goose Inc., 2021 Refinancing Term Loan, 1st Lien
8.230%, LIBOR + 3.500%, 10/07/27(C)		681	663

Total Personal and Non-Durable Consumer Products (Manufacturing Only)			948

Personal Transportation [0.2%]
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
9.558%, LIBOR + 4.750%, 04/20/28(C)		2,000	2,028
Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
9.996%, LIBOR + 5.250%, 06/21/27(C)		$2,000	$2,073
SkyMiles IP Ltd. (Delta Air Lines, Inc.), Initial Term Loan, 1st Lien
8.558%, LIBOR + 3.750%, 10/20/27(C)		1,007	1,042

Total Personal Transportation			5,143

Pharmaceuticals [0.7%]
Aenova, Term Loan
7.332%, 03/06/26		2,500	2,526
Cheplapharm, Term Loan, 1st Lien
6.298%, 02/09/29		2,000	2,101
Cidron Aida Finco Sarl, Term Loan
6.929%, 05/29/28		1,000	1,052
Financiere Verdi I SAS, 1st Lien
7.930%, 03/31/28		2,000	2,135
Nextpharma Holdings Ltd, Term Loan, 1st Lien
5.702%, 03/31/28		1,000	986
Nidda Healthcare Holding GmbH, Facility F (EUR), 1st Lien
5.537%, Euribor + 3.500%, 08/21/26(C)		2,000	2,048
Nidda Healthcare Holding GmbH, Facility F (GBP), 1st Lien
7.470%, LIBOR + 4.500%, 08/21/26(C)		1,000	1,161
Organon & Co, Term Loan, 1st Lien
5.801%, 06/02/28		992	1,052
Stamina BidCo B.V., Facility B, 1st Lien
6.334%, Euribor + 4.000%, 11/02/28(C)		1,000	1,042
Theramex, Cov-Lite Term Loan, 1st Lien
7.452%, 08/09/29		1,000	1,061

Total Pharmaceuticals			15,164

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 76

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Printing, Publishing and Broadcasting [0.2%]
AppLovin Corporation, Initial Term Loan, 1st Lien
7.943%, CME Term SOFR + 3.350%, 08/15/25(C)		$1,587	$1,580
Digital Media Solutions, LLC, Initial Term Loan, 1st Lien
9.730%, LIBOR + 5.000%, 05/25/26(C)		681	536
Dun & Bradstreet Corporation, The, 2022 Incremental Term B-2 Loan, 1st Lien
8.042%, CME Term SOFR + 3.250%, 01/18/29(C)		1,000	992
Magnite, Inc., Initial Term Loan, 1st Lien
9.635%, LIBOR + 5.000%, 04/28/28(C)		943	901
Neptune BidCo US Inc., Euro Term B Loan, 1st Lien
7.270%, Euribor + 5.000%, 04/11/29(C)		1,000	920
Summer (BC) Bidco B LLC, Additional Facility B2 (USD), 1st Lien
9.230%, LIBOR + 4.500%, 12/04/26(C)		790	744

Total Printing, Publishing and Broadcasting			5,673

Publishing and Media-other [0.1%]
Infinitas Learn Cov-Lite Lien1
7.769%, 07/21/28		1,000	1,054
S4 Capital Lux, Term Loan, 1st Lien
6.572%, 07/31/28		1,000	1,058

Total Publishing and Media-other			2,112

Retail [0.1%]
Ascena Retail Group, Inc. (Anntaylor Retail, Inc.), Tranche B Term Loan, 1st Lien
5.250%, LIBOR + 4.500%, 08/28/23(C)		248	1
Belk,Inc., First-Out Loan, 1st Lien
12.458%, LIBOR + 7.500%, 07/31/25(C)		$1,635	$1,372
Belk,Inc., Second-Out Loan, 1st Lien
5.000%, FIXED + 0.000%, 07/31/25(C)		662	89
J.C. Penney Corporation, Inc. , Loan (2016), 1st Lien
5.250%, LIBOR + 4.250%, 06/23/23(B)(C)(E)		794	1
Sally Beauty, Term Loan B, 1st Lien
7.306%, 02/15/30		1,000	996

Total Retail			2,459

Retail (non-food/drug) [0.3%]
AL AS Adventure, Term Loan, 1st Lien
7.132%, 04/24/26		2,228	2,220
Euro Garage Limited (EG Group) (GBP) Term Loan B
8.321%, LIBOR + 4.750%, 02/07/25(C)	GBP	910	1,047
Peer Holding Iii B.V
5.452%, 11/27/26	EUR	3,000	3,187
THG Operations Holdings Limited, Facility B, 1st Lien
6.966%, 12/10/26	EUR	1,000	897

Total Retail (non-food/drug)			7,351

Retail Stores [0.3%]
Belfor Holdings Inc., Initial Term Loan, 1st Lien
8.635%, LIBOR + 4.000%, 04/06/26(C)		1,250	1,247
CD&R Firefly Bidco Limited, Facility B1, 1st Lien
7.784%, SONIA + 4.250%, 06/23/25(C)	GBP	1,000	1,186
Evergreen Acqco 1 LP, Initial Term Loan, 1st Lien
10.342%, CME Term SOFR + 5.500%, 04/21/28(C)		585	559

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 77

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Great Outdoors Group, LLC, Term B-2 Loan, 1st Lien
8.385%, LIBOR + 3.750%, 03/06/28(C)		$902	$890
Jo-Ann Stores, LLC, Term B-1 Loan, 1st Lien
9.572%, LIBOR + 4.750%, 07/07/28(C)		793	432
LBM Acquisition, LLC, Initial Term Loan, 1st Lien
8.385%, LIBOR + 3.750%, 12/17/27(C)		1,184	1,112
Prime Security Services Borrower, LLC, 2021 Refinancing Term B-1 Loan, 1st Lien
7.517%, LIBOR + 2.750%, 09/23/26(C)		838	835
Rising Tide Holdings, Inc., Initial Term Loan, 1st Lien
9.703%, LIBOR + 4.750%, 06/01/28(C)		141	83
Rising Tide Holdings, Inc., Initial Term Loan, 2nd Lien
13.204%, LIBOR + 8.250%, 06/01/29(C)		455	115
Toys ‘R’ Us Property Company I, LLC, Term Loan
0.000%, 03/20/22(F)		9	43

Total Retail Stores			6,502

Services [1.2%]
Adtalem Global, Term Loan B, 1st Lien
8.635%, 08/12/28		1,444	1,442
American Public Education, Term Loan B, 1st Lien
10.135%, 03/29/27		759	706
Assystem Technologies, Term Loan, 1st Lien
6.108%, 09/27/24		1,000	952
AVS Holding, Term Loan, 1st Lien
6.365%, 09/10/26		1,000	1,029
Boels, Term Loan
5.012%, 02/06/27		1,000	1,060
Eagle Bidco Limited, Term Loan, 1st Lien
8.098%, 03/10/28		$1,182	$1,352
Foncia, Term Loan, 1st Lien
5.641%, 03/17/28		1,000	986
Franklin UK Midco Limited, New Facility B1, 1st Lien
7.643%, Euribor + 5.250%, 12/18/26(C)		598	627
Franklin UK Midco Limited, New Facility B2, 1st Lien
7.643%, Euribor + 5.250%, 12/18/26(C)		20	21
Franklin UK Midco Limited, New Facility B3, 1st Lien
6.712%, Euribor + 5.250%, 12/18/26(C)		231	242
Franklin UK Midco Limited, New Facility B4, 1st Lien
7.643%, Euribor + 5.250%, 12/18/26(C)		151	158
Freshworld Holding III, Term Loan, 1st Lien
5.686%, 10/02/26		1,000	1,036
Gfk SE, Term Loan B-1, 1st Lien
5.452%, 04/21/28		1,500	1,622
Grandir, Term Loan, 1st Lien
6.698%, 09/30/28		857	891
6.698%, 09/30/28		143	149
Kronosnet, Term Loan, 1st Lien
8.167%, 07/28/29		1,500	1,490
MGroup Term Loan B
8.047%, 07/25/25	GBP	2,700	3,123
Oravel Stays, Term Loan B, 1st Lien
13.270%, 06/05/26		853	731
Proxiserve (aka Persea) Term Loan
5.857%, 02/27/26	EUR	1,000	1,010
QA Term Loan
7.812%, LIBOR + 4.750%, 07/26/24(C)	GBP	1,500	1,768
Sapphire Bidco B.V., Facility B, 1st Lien
5.172%, 05/05/25	EUR	1,500	1,582

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 78

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Sitel Group, Term Loan, 1st Lien
6.180%, 07/28/28		$1,500	$1,566
St. George’s University Scholastic Services LLC, Term Loan B, 1st Lien
7.968%, 02/10/29		773	760
Unique BidCo AB, Facility B Loan, 1st Lien
8.228%, Euribor + 5.250%, 03/11/29(C)		1,000	1,020
Vistra, Term Loan
5.880%, 10/27/25		953	1,025
WSH Term Loan
9.013%, 02/27/26	GBP	1,000	1,091

Total Services			27,439

Shipping [0.0%]
Worldwide Express/GlobalTranz, Term Loan, 2nd Lien
11.730%, 07/26/29		350	290

Software & Service [0.0%]
Roper Technologies, Term Loan, 1st Lien
0.000%, 11/30/29(F)		1,000	1,030

Technology [0.1%]
Lumileds, Exit Takeback Term Loan, 1st Lien
13.676%, 10/31/27		142	119
UST Holdings Ltd, Term Loan, 1st Lien
8.482%, 11/20/28		768	760
Virtusa, Term Loan, 1st Lien
8.385%, 02/11/28		1,252	1,235

Total Technology			2,114

Technology Hardware [0.0%]
SubCom, Incremental Term Loan, 1st Lien
10.030%, 04/27/27		185	182

Technology, Electronics, Software & IT [0.4%]
Civica, Term Loan, 1st Lien
8.198%, 10/10/24(C)	GBP	1,000	1,153
Colour Bidco (NGA UK) Term Loan B
9.201%, LIBOR + 5.250%, 11/22/24(C)	GBP	1,606	$1,897
Concorde Lux, Term Loan, 1st Lien
6.132%, 03/01/28		995	1,036
Dedalus, Term Loan, 1st Lien
5.782%, 05/04/27		1,000	949
Oberthur Technologies SA, Term Loan, 1st Lien
6.452%, 01/09/26		1,500	1,596
Paysafe Holdings, Term Loan, 1st Lien
5.429%, 06/09/28		975	975
Polaris Newco LLC, Term Loan, 1st Lien
6.492%, 06/02/28		1,975	1,878

Total Technology, Electronics, Software & IT			9,484

Telecommunications [0.9%]
AP Core Holdings II, LLC, Term B-2 Loan, 1st Lien
10.135%, LIBOR + 5.500%, 09/01/27(C)		500	486
Circet Europe, Senior Facility B, 1st Lien
5.452%, Euribor + 3.250%, 10/13/28(C)		2,500	2,594
Connect Finco Sarl, Amendment No. 1 Refinancing Term Loan, 1st Lien
8.140%, LIBOR + 3.500%, 12/11/26(C)		2,013	1,998
Coral-US Co-Borrower LLC, Term B-5 Loan, 1st Lien
6.838%, LIBOR + 2.250%, 01/31/28(C)		1,000	967
Creation Technologies Inc., Initial Term Loan, 1st Lien
10.282%, LIBOR + 5.500%, 10/05/28(C)		765	653
Intelsat Jackson Holdings S.A., Term B Loan, 1st Lien
9.082%, CME Term SOFR + 4.250%, 02/01/29(C)		1,229	1,214

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 79

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Lorca Holdco Limited, Facility B, 1st Lien
6.819%, Euribor + 4.250%, 09/17/27(C)		$2,500	$2,656
Radiate Holdco, LLC, Amendment No. 6 Term Loan, 1st Lien
7.885%, LIBOR + 3.250%, 09/25/26(C)		1,797	1,464
UPC Broadband Holding B.V., Facility AY, 1st Lien
5.571%, Euribor + 3.000%, 01/31/29(C)		1,000	1,055
Voyage Digital (NZ) Limited, Initial U.S. Term Loan, 1st Lien
9.304%, CME Term SOFR + 4.500%, 05/11/29(C)		1,137	1,120
WP/AP Telecom Holdings IV B.V., Facility B Loan, 1st Lien
6.202%, Euribor + 4.000%, 11/19/28(C)		2,000	2,117
Zayo Group Holdings, Term Loan, 1st Lien
0.000%, 03/09/27(F)		1,000	893
Ziggo B.V., Term Loan H Facility, 1st Lien
6.102%, Euribor + 3.000%, 01/31/29(C)	EUR	3,000	3,058

Total Telecommunications			20,275

Transportation, Airlines & Distribution [0.0%]
Financiere Storage, Term Loan, 1st Lien
10.452%, 09/25/26		1,000	965

Utilities [0.1%]
Eastern Power, LLC (Eastern Covert Midco, LLC), Term Loan, 1st Lien
8.480%, LIBOR + 3.750%, 10/02/25(C)		963	881
Generation Bridge, LLC, Term B Loan, 1st Lien
9.730%, LIBOR + 5.000%, 12/01/28(C)		515	513
Generation Bridge, LLC, Term C Loan, 1st Lien
9.730%, LIBOR + 5.000%, 12/01/28(C)		11	11
Traverse Midstream Partners LLC, Advance, 1st Lien
8.726%, CME Term SOFR + 4.250%, 02/16/28(C)		$803	$788
WaterBridge Midstream Operating LLC, Initial Term Loan, 1st Lien
10.568%, LIBOR + 5.750%, 06/22/26(C)		1,000	981

Total Utilities			3,174

Total Loan Participations
(Cost $402,540)			375,285

Mortgage-Backed Securities [15.1%]
522 Funding CLO, Ser 2021-7A, Cl E
11.035%, ICE LIBOR USD 3 Month + 6.220%, 04/23/34(A)(C)		1,700	1,418
Adagio IX EUR CLO DAC, Ser 2021-X, Cl E
8.977%, Euribor 3 Month + 6.020%, 09/15/34(C)	EUR	1,000	895
Anchorage Capital Europe CLO DAC, Ser 2021-4X, Cl E
8.159%, Euribor 3 Month + 5.710%, 04/25/34(C)	EUR	1,000	914
Arbour CLO III DAC, Ser 2021-3X, Cl ERR
8.178%, Euribor 3 Month + 5.890%, 07/15/34(C)	EUR	1,250	1,133
Arbour CLO VII DAC, Ser 2020-7X, Cl E
9.357%, Euribor 3 Month + 6.400%, 03/15/33(C)	EUR	3,500	3,237
Ares European CLO VIII DAC, Ser 2019-8X, Cl ER
8.608%, Euribor 3 Month + 6.320%, 04/17/32(C)	EUR	1,500	1,371

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 80

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Ares European CLO XIII BV, Ser 2020-13X, Cl E
8.692%, Euribor 3 Month + 6.350%, 07/20/32(C)	EUR	5,650	$5,239
Armada Euro CLO I DAC, Ser 2021-1X, Cl ER
8.507%, Euribor 3 Month + 6.090%, 10/24/33(C)	EUR	850	782
Armada Euro CLO II DAC, Ser 2018-2X, Cl F
9.104%, Euribor 3 Month + 6.450%, 11/15/31(C)	EUR	1,000	796
Armada Euro CLO V DAC, Ser 2021-5X, Cl D
5.598%, Euribor 3 Month + 3.130%, 07/28/34(C)	EUR	900	836
Aurium CLO II DAC, Ser 2021-2X, Cl ERR
8.972%, Euribor 3 Month + 6.080%, 06/22/34(C)	EUR	2,155	1,953
Aurium CLO VII DAC, Ser 2021-7X, Cl E
8.514%, Euribor 3 Month + 5.860%, 05/15/34(C)	EUR	2,125	1,936
Bain Capital Euro CLO DAC, Ser 2018-1X, Cl E
7.312%, Euribor 3 Month + 4.970%, 04/20/32(C)	EUR	1,690	1,432
Barings CLO 2019-III, Ser 2021-3A, Cl ER
11.508%, ICE LIBOR USD 3 Month + 6.700%, 04/20/31(A)(C)		1,500	1,304
Barings Euro CLO 2015-1 DAC, Ser 2022-1X, Cl ERR
9.309%, Euribor 3 Month + 6.860%, 07/25/35(C)	EUR	1,220	1,077
Barings Euro CLO BV, Ser 2018-1X, Cl E
6.408%, Euribor 3 Month + 4.120%, 04/15/31(C)	EUR	4,275	3,629
Barings Euro CLO BV, Ser 2018-2X, Cl E
7.338%, Euribor 3 Month + 5.050%, 10/15/31(C)	EUR	3,000	$2,515
Barings Euro CLO BV, Ser 2018-3X, Cl E
8.248%, Euribor 3 Month + 5.790%, 07/27/31(C)	EUR	2,900	2,519
Barings Euro CLO DAC, Ser 2020-2X, Cl E
8.917%, Euribor 3 Month + 6.500%, 07/24/32(C)	EUR	2,475	2,241
Battalion CLO 18, Ser 2021-18A, Cl ER
11.502%, ICE LIBOR USD 3 Month + 6.710%, 10/15/36(A)(C)		2,000	1,599
Battalion CLO X, Ser 2021-10A, Cl DR2
11.426%, ICE LIBOR USD 3 Month + 6.610%, 01/25/35(A)(C)		2,750	2,204
Battalion CLO XIV, Ser 2021-14A, Cl DR
8.248%, ICE LIBOR USD 3 Month + 3.440%, 01/20/35(A)(C)		2,000	1,713
Battalion CLO XIV, Ser 2021-14A, Cl ER
11.668%, ICE LIBOR USD 3 Month + 6.860%, 01/20/35(A)(C)		3,500	2,874
Birch Grove CLO 2, Ser 2021-2A, Cl E
11.748%, ICE LIBOR USD 3 Month + 6.950%, 10/19/34(A)(C)		3,875	3,241
Birch Grove CLO 3, Ser 2021-3A, Cl E
11.778%, ICE LIBOR USD 3 Month + 6.980%, 01/19/35(A)(C)		4,000	3,395

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 81

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Black Diamond CLO, Ser 2021-1A, Cl D
12.295%, ICE LIBOR USD 3 Month + 7.480%, 11/22/34(A)(C)		$1,000	$884
Blackrock European CLO DAC, Ser 2018-1X, Cl FR
9.557%, Euribor 3 Month + 6.600%, 03/15/31(C)	EUR	1,750	1,396
Blackrock European CLO III DAC, Ser 2021-3X, Cl ER
8.465%, Euribor 3 Month + 6.130%, 07/19/35(C)	EUR	3,000	2,689
Blackrock European CLO IX DAC, Ser 2019-9X, Cl F
11.877%, Euribor 3 Month + 8.920%, 12/15/32(C)	EUR	1,250	1,079
Bluemountain Euro 2021-2 CLO DAC, Ser 2021-2X, Cl E
8.498%, Euribor 3 Month + 6.210%, 10/15/35(C)	EUR	1,500	1,354
Bluemountain Euro CLO DAC, Ser 2021-2X, Cl D
5.388%, Euribor 3 Month + 3.100%, 10/15/35(C)	EUR	1,150	1,054
Bosphorus CLO IV DAC, Ser 2018-4X, Cl E
7.587%, Euribor 3 Month + 4.630%, 12/15/30(C)	EUR	2,000	1,774
Bosphorus CLO VI DAC, Ser 2021-6X, Cl E
8.493%, Euribor 3 Month + 5.800%, 05/25/34(C)	EUR	2,500	2,234
BSL CLO 3, Ser 2021-3A, Cl E
11.758%, ICE LIBOR USD 3 Month + 6.950%, 10/20/34(A)(C)		2,000	1,720
Cairn CLO XI DAC, Ser 2019-11X, Cl E
9.058%, Euribor 3 Month + 6.770%, 07/15/32(C)	EUR	5,850	$5,450
Cairn CLO XIII DAC, Ser 2021-13X, Cl E
8.462%, Euribor 3 Month + 6.120%, 10/20/33(C)	EUR	1,000	887
Cairn CLO XIV DAC, Ser 2021-14X, Cl E
8.578%, Euribor 3 Month + 6.110%, 10/29/34(C)	EUR	1,000	880
Capital Four CLO I DAC, Ser 2019-1X, Cl E
8.758%, Euribor 3 Month + 6.470%, 01/15/33(C)	EUR	1,500	1,372
Capital Four CLO II DAC, Ser 2021-2X, Cl E
8.198%, Euribor 3 Month + 5.910%, 01/15/34(C)	EUR	2,700	2,429
Carlyle Euro CLO 2017-1 DAC, Ser 2021-1X, Cl DR
8.758%, Euribor 3 Month + 6.470%, 07/15/34(C)	EUR	1,650	1,537
Carlyle Euro CLO DAC, Ser 2017-3X, Cl D
6.868%, Euribor 3 Month + 4.580%, 01/15/31(C)	EUR	2,000	1,668
Carlyle Euro CLO DAC, Ser 2022-3X, Cl C
6.154%, Euribor 3 Month + 3.500%, 02/15/36(C)	EUR	1,350	1,235
Carlyle Euro CLO DAC, Ser 2022-3X, Cl D
9.114%, Euribor 3 Month + 6.460%, 02/15/36(C)	EUR	2,700	2,355
Carlyle Global Market Strategies CLO, Ser 2018-4RA, Cl C
7.692%, ICE LIBOR USD 3 Month + 2.900%, 07/15/30(A)(C)		1,800	1,520

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 82

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Carlyle Global Market Strategies Euro CLO, Ser 2020-1X, Cl DR
7.788%, Euribor 3 Month + 5.500%, 01/16/33(C)	EUR	2,000	$1,743
Carlyle Global Market Strategies Euro CLO DAC, Ser 2018-1X, Cl ER
7.218%, Euribor 3 Month + 4.930%, 07/15/31(C)	EUR	3,300	2,933
Carlyle Global Market Strategies Euro CLO DAC, Ser 2018-3X, Cl DR
7.029%, Euribor 3 Month + 4.580%, 01/25/32(C)	EUR	2,400	2,087
Carlyle Global Market Strategies Euro CLO DAC, Ser 2022-2X, Cl CRR
6.308%, Euribor 3 Month + 3.700%, 11/10/35(C)	EUR	2,500	2,300
Carlyle Global Market Strategies Euro CLO DAC, Ser 2022-2X, Cl DRR
9.258%, Euribor 3 Month + 6.650%, 11/10/35(C)	EUR	1,450	1,279
Catamaran CLO, Ser 2018-1A, Cl E
11.188%, ICE LIBOR USD 3 Month + 6.370%, 10/25/31(A)(C)		3,500	2,849
Cathedral Lake VI, Ser 2021-6A, Cl E
12.028%, ICE LIBOR USD 3 Month + 7.210%, 04/25/34(A)(C)		4,000	3,272
Cathedral Lake VIII, Ser 2021-8A, Cl E
12.298%, ICE LIBOR USD 3 Month + 7.490%, 01/20/35(A)(C)		2,000	1,647
CIFC European Funding CLO IV DAC, Ser 2021-4X, Cl D
5.428%, Euribor 3 Month + 3.100%, 08/18/35(C)	EUR	1,300	$1,232
CIFC European Funding CLO V DAC, Ser 2021-5X, Cl D
5.438%, Euribor 3 Month + 3.150%, 11/23/34(C)	EUR	1,430	1,339
Columbia Cent CLO 30, Ser 2021-30A, Cl E
11.748%, ICE LIBOR USD 3 Month + 6.940%, 01/20/34(A)(C)		1,000	799
CQS US CLO, Ser 2021-1A, Cl D1
8.358%, ICE LIBOR USD 3 Month + 3.550%, 01/20/35(A)(C)		1,000	897
CQS US CLO, Ser 2021-1A, Cl DJ
9.788%, ICE LIBOR USD 3 Month + 4.980%, 01/20/35(A)(C)		300	261
CQS US CLO 2022-2, Ser 2022-2A, Cl E1
11.489%, TSFR3M + 6.850%, 07/20/31(A)(C)		2,000	1,637
Crestline Denali CLO XIV, Ser 2018-1A, Cl DR
8.165%, ICE LIBOR USD 3 Month + 3.350%, 10/23/31(A)(C)		2,000	1,670
Crestline Denali CLO XVII, Ser 2018-1A, Cl D
8.042%, ICE LIBOR USD 3 Month + 3.250%, 10/15/31(A)(C)		2,250	1,858
CRNPT, Ser 2018-4A, Cl D
7.558%, ICE LIBOR USD 3 Month + 2.750%, 04/20/31(A)(C)		3,000	2,467

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 83

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Crown Point CLO 8, Ser 2021-8A, Cl ER
11.938%, ICE LIBOR USD 3 Month + 7.130%, 10/20/34(A)(C)		$3,500	$3,031
Crown Point CLO 9, Ser 2021-9A, Cl DR
8.542%, ICE LIBOR USD 3 Month + 3.750%, 07/14/34(A)(C)		2,000	1,800
Crown Point CLO 9, Ser 2021-9A, Cl ER
11.552%, ICE LIBOR USD 3 Month + 6.760%, 07/14/34(A)(C)		2,375	2,007
CVC Cordatus Loan Fund IV, Ser 2021-4X, Cl ERRR
8.527%, Euribor 3 Month + 5.860%, 02/22/34(C)	EUR	1,200	1,069
CVC Cordatus Loan Fund IV, Ser 2021-4X, Cl FRRR
10.727%, Euribor 3 Month + 8.060%, 02/22/34(C)	EUR	615	495
CVC Cordatus Loan Fund XVI DAC, Ser 2019-16X, Cl E
9.515%, Euribor 3 Month + 6.700%, 06/17/32(C)	EUR	1,000	947
CVC Cordatus Loan Fund XX DAC, Ser 2021-20X, Cl E
8.502%, Euribor 3 Month + 5.610%, 06/22/34(C)	EUR	1,000	902
CVC Cordatus Loan Fund XXII DAC, Ser 2021-22X, Cl F
11.737%, Euribor 3 Month + 8.780%, 12/15/34(C)	EUR	1,700	1,414
CVC Cordatus Loan Fund XXIV DAC, Ser 2022-24X, Cl E
9.405%, Euribor 3 Month + 7.470%, 10/23/34(C)	EUR	1,500	1,481
Diameter Capital CLO 3, Ser 2022-3A, Cl D
11.458%, TSFR3M + 6.800%, 04/15/37(A)(C)		$2,600	$2,249
Dryden 29 Euro CLO 2013 BV, Ser 2018-29X, Cl ERR
7.038%, Euribor 3 Month + 4.750%, 07/15/32(C)	EUR	911	818
Dryden 32 Euro CLO 2014 BV, Ser 2018-32X, Cl FR
9.924%, Euribor 3 Month + 7.270%, 08/15/31(C)	EUR	1,250	916
Dryden 35 EURO CLO 2014 BV, Ser 2020-35X, Cl ER
8.658%, Euribor 3 Month + 6.330%, 01/17/33(C)	EUR	4,200	3,734
Dryden 69 Euro CLO 2018 DAC, Ser 2021-69X, Cl ER
8.704%, Euribor 3 Month + 6.370%, 10/18/34(C)	EUR	4,700	4,033
Dryden 73 Euro CLO 2019 BV, Ser 2019-73X, Cl E
9.108%, Euribor 3 Month + 6.820%, 01/15/34(C)	EUR	2,000	1,738
Dryden 88 Euro CLO 2020 DAC, Ser 2021-88X, Cl E
8.352%, Euribor 3 Month + 6.010%, 07/20/34(C)	EUR	1,500	1,272
Dryden 91 Euro CLO 2021 DAC, Ser 2022-91X, Cl E
9.394%, Euribor 3 Month + 7.060%, 04/18/35(C)	EUR	1,000	927
Elevation CLO, Ser 2019-1A, Cl D1R2
12.514%, ICE LIBOR USD 3 Month + 7.650%, 08/15/32(A)(C)		2,210	1,839

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 84

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Euro-Galaxy III CLO DAC, Ser 2021-3X, Cl FRRR
10.397%, Euribor 3 Month + 7.980%, 04/24/34(C)	EUR	500	$406
Euro-Galaxy IV CLO DAC, Ser 2021-4X, Cl DRR
5.518%, Euribor 3 Month + 3.050%, 07/30/34(C)	EUR	1,120	1,033
Euro-Galaxy IV CLO DAC, Ser 2021-4X, Cl ERR
8.538%, Euribor 3 Month + 6.070%, 07/30/34(C)	EUR	2,250	1,965
Euro-Galaxy V CLO DAC, Ser 2021-5X, Cl ERR
8.474%, Euribor 3 Month + 5.820%, 02/15/34(C)	EUR	1,350	1,211
Euro-Galaxy VII CLO DAC, Ser 2021-7X, Cl ER
8.649%, Euribor 3 Month + 6.200%, 07/25/35(C)	EUR	3,000	2,771
Fidelity Grand Harbour CLO 2019-1 DAC, Ser 2019-1X, Cl E
8.967%, Euribor 3 Month + 6.010%, 03/15/32(C)	EUR	1,000	891
Fidelity Grand Harbour CLO DAC, Ser 2021-1X, Cl E
8.508%, Euribor 3 Month + 6.220%, 10/15/34(C)	EUR	2,800	2,470
Franklin Park Place CLO I, Ser 2022-1A, Cl E
12.158%, TSFR3M + 7.500%, 04/14/35(A)(C)		3,160	2,733
Generate CLO 5, Ser 2018-5A, Cl E
10.825%, ICE LIBOR USD 3 Month + 6.010%, 10/22/31(A)(C)		2,500	2,126
GoldenTree Loan Management EUR CLO 3 DAC, Ser 2019-3X, Cl E
8.252%, Euribor 3 Month + 5.910%, 01/20/32(C)	EUR	3,550	$3,320
Greywolf CLO II, Ser 2021-1A, Cl DRR
11.842%, ICE LIBOR USD 3 Month + 7.050%, 04/15/34(A)(C)		3,000	2,534
Greywolf CLO III, Ser 2020-3RA, Cl DR
11.834%, TSFR3M + 7.180%, 04/15/33(A)(C)		5,000	4,350
Harvest CLO IX DAC, Ser 2017-9X, Cl ER
7.774%, Euribor 3 Month + 5.120%, 02/15/30(C)	EUR	1,000	884
Harvest CLO XIV DAC, Ser 2015-14X, Cl F
9.003%, Euribor 3 Month + 6.300%, 11/18/29(C)	EUR	3,250	3,013
Harvest CLO XVI DAC, Ser 2018-16X, Cl ER
7.858%, Euribor 3 Month + 5.570%, 10/15/31(C)	EUR	3,000	2,712
Harvest CLO XXII DAC, Ser 2019-22X, Cl E
8.398%, Euribor 3 Month + 6.110%, 01/15/32(C)	EUR	1,500	1,338
Harvest CLO XXIII DAC, Ser 2020-23X, Cl F
10.652%, Euribor 3 Month + 8.310%, 10/20/32(C)	EUR	1,500	1,235
Hayfin Emerald CLO IV DAC, Ser 2021-4X, Cl DR
5.738%, Euribor 3 Month + 3.450%, 10/15/34(C)	EUR	2,255	2,027
Hayfin Emerald CLO VIII DAC, Ser 2021-8X, Cl D
5.788%, Euribor 3 Month + 3.500%, 01/17/35(C)	EUR	1,400	1,262

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 85

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Henley CLO III DAC, Ser 2021-3X, Cl DR
5.749%, Euribor 3 Month + 3.300%, 12/25/35(C)	EUR	1,450	$1,339
Henley CLO III DAC, Ser 2021-3X, Cl ER
8.739%, Euribor 3 Month + 6.290%, 12/25/35(C)	EUR	1,050	964
Henley CLO VI DAC, Ser 2021-6X, Cl E
8.559%, Euribor 3 Month + 6.110%, 06/10/34(C)	EUR	1,000	902
Holland Park CLO DAC, Ser 2019-1X, Cl DRR
9.651%, Euribor 3 Month + 7.030%, 11/14/32(C)	EUR	2,300	2,094
ICG Euro CLO DAC, Ser 2021-1X, Cl E
8.748%, Euribor 3 Month + 6.460%, 10/15/34(C)	EUR	2,000	1,760
ICG Euro CLO DAC, Ser 2021-1X, Cl F
11.108%, Euribor 3 Month + 8.820%, 10/15/34(C)	EUR	1,000	802
Jamestown CLO XVI, Ser 2021-16A, Cl E
11.978%, ICE LIBOR USD 3 Month + 7.160%, 07/25/34(A)(C)		2,000	1,710
Jamestown CLO XVII, Ser 2021-17A, Cl E
11.908%, ICE LIBOR USD 3 Month + 7.090%, 01/25/35(A)(C)		4,000	3,599
KKR CLO 14, Ser 2018-14, Cl ER
10.942%, ICE LIBOR USD 3 Month + 6.150%, 07/15/31(A)(C)		2,000	1,622
LCM 33, Ser 2021-33A, Cl D
8.008%, ICE LIBOR USD 3 Month + 3.200%, 07/20/34(A)(C)		1,625	1,394
Madison Park Euro Funding VII BV, Ser 2018-7X, Cl ER
7.393%, Euribor 3 Month + 4.700%, 05/25/31(C)	EUR	1,150	$1,023
Madison Park Euro Funding VIII DAC, Ser 2019-8X, Cl ER
9.438%, Euribor 3 Month + 7.150%, 04/15/32(C)	EUR	2,500	2,304
Madison Park Euro Funding XI DAC, Ser 2018-11X, Cl E
7.514%, Euribor 3 Month + 4.860%, 02/15/31(C)	EUR	3,650	3,299
Madison Park Euro Funding XII DAC, Ser 2018-12X, Cl EN
7.488%, Euribor 3 Month + 5.200%, 10/15/31(C)	EUR	151	136
Madison Park Funding XXXII, Ser 2021-32A, Cl ER
11.015%, ICE LIBOR USD 3 Month + 6.200%, 01/22/31(A)(C)		3,000	2,679
Man GLG Euro CLO I DAC, Ser 2018-1X, Cl ERR
7.138%, Euribor 3 Month + 4.850%, 10/15/30(C)	EUR	1,500	1,298
Man GLG Euro CLO II DAC, Ser 2016-2X, Cl F
11.038%, Euribor 3 Month + 8.750%, 01/15/30(C)	EUR	2,000	1,696
Man GLG Euro CLO V DAC, Ser 2018-5X, Cl E
8.817%, Euribor 3 Month + 5.860%, 12/15/31(C)	EUR	900	820
Man GLG Euro CLO VI DAC, Ser 2020-6X, Cl E
7.678%, Euribor 3 Month + 5.390%, 10/15/32(C)	EUR	1,300	1,141

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 86

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Marble Point CLO XX, Ser 2021-1A, Cl E
11.925%, ICE LIBOR USD 3 Month + 7.110%, 04/23/34(A)(C)		$1,000	$869
Midocean Credit CLO IX, Ser 2018-9A, Cl E
10.858%, ICE LIBOR USD 3 Month + 6.050%, 07/20/31(A)(C)		1,000	789
MidOcean Credit CLO X, Ser 2021-10A, Cl ER
11.975%, ICE LIBOR USD 3 Month + 7.160%, 10/23/34(A)(C)		3,000	2,440
Northwoods Capital 20, Ser 2021-20A, Cl ER
12.668%, ICE LIBOR USD 3 Month + 7.850%, 01/25/32(A)(C)		2,438	2,107
Northwoods Capital 21 Euro DAC, Ser 2021-21X, Cl DR
5.643%, Euribor 3 Month + 3.250%, 07/22/34(C)	EUR	1,375	1,252
Northwoods Capital 21 Euro DAC, Ser 2021-21X, Cl ER
8.453%, Euribor 3 Month + 6.060%, 07/22/34(C)	EUR	2,300	2,014
Northwoods Capital 21 Euro DAC, Ser 2021-21X, Cl FR
11.023%, Euribor 3 Month + 8.630%, 07/22/34(C)	EUR	3,230	2,583
Northwoods Capital 22, Ser 2022-22A, Cl D2R
10.556%, TSFR3M + 5.650%, 09/01/31(A)(C)		1,000	936
Northwoods Capital 22, Ser 2022-22A, Cl ER
13.096%, TSFR3M + 8.190%, 09/01/31(A)(C)		3,000	2,491
Northwoods Capital 25, Ser 2021-25A, Cl D
8.558%, ICE LIBOR USD 3 Month + 3.750%, 07/20/34(A)(C)		2,000	1,793
Northwoods Capital 25, Ser 2021-25A, Cl E
11.948%, ICE LIBOR USD 3 Month + 7.140%, 07/20/34(A)(C)		$2,000	$1,620
Northwoods Capital 26 Euro DAC, Ser 2022-26X, Cl E
9.858%, Euribor 3 Month + 7.570%, 07/15/35(C)	EUR	500	483
Northwoods Capital 27, Ser 2021-27A, Cl E
11.870%, ICE LIBOR USD 3 Month + 7.040%, 10/17/34(A)(C)		1,150	934
Northwoods Capital XV, Ser 2021-15A, Cl ER
12.603%, ICE LIBOR USD 3 Month + 7.640%, 06/20/34(A)(C)		2,000	1,657
OAK Hill European Credit Partners V DAC, Ser 2021-5X, Cl DR
5.993%, Euribor 3 Month + 3.600%, 01/21/35(C)	EUR	1,350	1,307
OAK Hill European Credit Partners V Designated Activity, Ser 2021-5X, Cl ER
8.763%, Euribor 3 Month + 6.370%, 01/21/35(C)	EUR	1,000	885
OAK Hill European Credit Partners VIII DAC, Ser 2021-8X, Cl E
7.998%, Euribor 3 Month + 5.670%, 04/18/35(C)	EUR	4,455	4,009
Oaktree CLO 2022-3, Ser 2022-3A, Cl E
13.038%, TSFR3M + 8.380%, 07/15/35(A)(C)		2,000	1,922
Ocean Trails CLO 8, Ser 2021-8A, Cl DR
8.542%, ICE LIBOR USD 3 Month + 3.750%, 07/15/34(A)(C)		2,000	1,756

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 87

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Ocean Trails CLO 8, Ser 2021-8A, Cl ER
12.242%, ICE LIBOR USD 3 Month + 7.450%, 07/15/34(A)(C)		$1,000	$840
Ocean Trails CLO VII, Ser 2019-7A, Cl E
11.672%, ICE LIBOR USD 3 Month + 6.880%, 04/17/30(A)(C)		3,000	2,113
Ocean Trails CLO XII, Ser 2022-12A, Cl E
12.749%, TSFR3M + 8.110%, 07/20/35(A)(C)		1,500	1,337
OCP Euro CLO DAC, Ser 2022-5X, Cl D
5.692%, Euribor 3 Month + 3.350%, 04/20/35(C)	EUR	1,300	1,188
Otranto Park CLO DAC, Ser 2022-1X, Cl E
9.704%, Euribor 3 Month + 7.050%, 05/15/35(C)	EUR	1,785	1,687
OZLM IX, Ser 2018-9A, Cl DRR
10.928%, ICE LIBOR USD 3 Month + 6.120%, 10/20/31(A)(C)		2,000	1,599
OZLM VI, Ser 2018-6A, Cl DS
10.842%, ICE LIBOR USD 3 Month + 6.050%, 04/17/31(A)(C)		3,550	2,758
OZLM XI, Ser 2017-11A, Cl DR
11.802%, ICE LIBOR USD 3 Month + 7.000%, 10/30/30(A)(C)		3,000	2,423
OZLM XXII, Ser 2018-22A, Cl D
10.092%, ICE LIBOR USD 3 Month + 5.300%, 01/17/31(A)(C)		1,800	1,348
OZLM XXIV, Ser 2019-24A, Cl D
11.858%, ICE LIBOR USD 3 Month + 7.050%, 07/20/32(A)(C)		4,000	3,106
Parallel, Ser 2018-1A, Cl C
7.608%, ICE LIBOR USD 3 Month + 2.800%, 04/20/31(A)(C)		2,000	1,593
Purple Finance CLO 2 DAC, Ser 2019-2X, Cl E
8.742%, Euribor 3 Month + 6.400%, 04/20/32(C)	EUR	2,000	$1,807
Regatta XIV Funding, Ser 2018-3A, Cl E
10.768%, ICE LIBOR USD 3 Month + 5.950%, 10/25/31(A)(C)		3,600	2,886
Regatta XV Funding, Ser 2018-4A, Cl D
11.318%, ICE LIBOR USD 3 Month + 6.500%, 10/25/31(A)(C)		1,750	1,447
Rockford Tower Europe CLO 2021-2 DAC, Ser 2021-2X, Cl F
11.317%, Euribor 3 Month + 8.900%, 01/24/35(C)	EUR	1,000	803
Rockford Tower Europe CLO DAC, Ser 2019-1X, Cl E
8.372%, Euribor 3 Month + 6.030%, 01/20/33(C)	EUR	2,000	1,805
Rockford Tower Europe CLO DAC, Ser 2021-2X, Cl D
5.867%, Euribor 3 Month + 3.450%, 01/24/35(C)	EUR	1,200	1,094
Rockford Tower Europe CLO DAC, Ser 2021-2X, Cl E
8.637%, Euribor 3 Month + 6.220%, 01/24/35(C)	EUR	1,500	1,322
Sculptor CLO XXIX, Ser 2021-29A, Cl D2
9.685%, ICE LIBOR USD 3 Month + 4.870%, 10/22/34(A)(C)		1,010	851
Sculptor CLO XXVI, Ser 2021-26A, Cl E
12.058%, ICE LIBOR USD 3 Month + 7.250%, 07/20/34(A)(C)		1,000	870
Sculptor European CLO II DAC, Ser 2021-2X, Cl DR
5.888%, Euribor 3 Month + 3.600%, 04/15/34(C)	EUR	1,000	963

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 88

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Sculptor European CLO II DAC, Ser 2021-2X, Cl ER
8.178%, Euribor 3 Month + 5.890%, 04/15/34(C)	EUR	1,100	$1,023
Sculptor European CLO IX DAC, Ser 2022-9X, Cl D
5.604%, Euribor 3 Month + 3.350%, 04/10/34(C)	EUR	1,400	1,299
Sculptor European CLO V DAC, Ser 2018-5X, Cl E
7.658%, Euribor 3 Month + 5.370%, 01/14/32(C)	EUR	1,200	1,089
Sculptor European CLO VI DAC, Ser 2021-6X, Cl DR
5.688%, Euribor 3 Month + 3.400%, 10/15/34(C)	EUR	1,350	1,239
Sculptor European CLO VII DAC, Ser 2020-7X, Cl F
10.668%, Euribor 3 Month + 8.380%, 01/15/34(C)	EUR	255	215
Sculptor European CLO VIII DAC, Ser 2021-8X, Cl E
8.458%, Euribor 3 Month + 6.170%, 07/17/34(C)	EUR	2,500	2,242
Sound Point CLO V-R, Ser 2018-1RA, Cl D
7.895%, ICE LIBOR USD 3 Month + 3.100%, 07/18/31(A)(C)		1,000	864
Sound Point CLO XXIII, Ser 2021-2A, Cl ER
11.262%, ICE LIBOR USD 3 Month + 6.470%, 07/15/34(A)(C)		4,000	3,146
St. Paul’s CLO III-R DAC, Ser 2018-3RX, Cl ER
6.718%, Euribor 3 Month + 4.430%, 01/15/32(C)	EUR	5,366	4,364
St. Paul’s CLO V, Ser 2017-5X, Cl ER
7.853%, Euribor 3 Month + 5.150%, 02/20/30(C)	EUR	1,500	1,349
St. Paul’s CLO VI DAC, Ser 2021-6X, Cl ERR
9.003%, Euribor 3 Month + 6.300%, 05/20/34(C)	EUR	1,000	$904
St. Paul’s CLO VII DAC, Ser 2021-7X, Cl ERR
8.448%, Euribor 3 Month + 6.120%, 07/18/34(C)	EUR	4,000	3,445
St. Paul’s CLO VIII DAC, Ser 2017-8X, Cl E
6.888%, Euribor 3 Month + 4.600%, 07/17/30(C)	EUR	2,800	2,469
St. Paul’s CLO X DAC, Ser 2021-10X, Cl DR
6.143%, Euribor 3 Month + 3.750%, 04/22/35(C)	EUR	250	246
St. Paul’s CLO X DAC, Ser 2021-10X, Cl ER
8.753%, Euribor 3 Month + 6.360%, 04/22/35(C)	EUR	2,360	2,167
St. Paul’s CLO XII DAC, Ser 2020-12X, Cl E
7.608%, Euribor 3 Month + 5.320%, 04/15/33(C)	EUR	1,710	1,510
Tikehau CLO II BV, Ser 2021-2X, Cl ER
9.169%, Euribor 3 Month + 6.320%, 09/07/35(C)	EUR	1,000	901
Tikehau CLO IV DAC, Ser 2018-4X, Cl E
7.618%, Euribor 3 Month + 5.330%, 10/15/31(C)	EUR	1,000	913
Tikehau CLO VI DAC, Ser 2021-6X, Cl E
8.608%, Euribor 3 Month + 6.320%, 01/15/35(C)	EUR	1,100	1,024
Toro European CLO 2 DAC, Ser 2021-2X, Cl DRR
5.999%, Euribor 3 Month + 3.550%, 07/25/34(C)	EUR	2,000	1,895

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 89

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Toro European CLO 2 DAC, Ser 2021-2X, Cl ERR
8.919%, Euribor 3 Month + 6.470%, 07/25/34(C)	EUR	2,000	$1,782
Toro European CLO 3 DAC, Ser 2021-3X, Cl ERR
8.588%, Euribor 3 Month + 6.300%, 07/15/34(C)	EUR	2,000	1,750
Toro European CLO 5 DAC, Ser 2018-5X, Cl E
6.488%, Euribor 3 Month + 4.200%, 10/15/30(C)	EUR	1,800	1,585
Toro European CLO 6 DAC, Ser 2019-6X, Cl E
8.774%, Euribor 3 Month + 6.490%, 01/12/32(C)	EUR	1,207	1,075
Trimaran Cavu, Ser 2019-1A, Cl E
11.848%, ICE LIBOR USD 3 Month + 7.040%, 07/20/32(A)(C)		1,800	1,608
Trimaran Cavu, Ser 2019-2A, Cl D
11.745%, ICE LIBOR USD 3 Month + 6.950%, 11/26/32(A)(C)		1,750	1,525
Trimaran Cavu, Ser 2021-2A, Cl E
12.018%, ICE LIBOR USD 3 Month + 7.200%, 10/25/34(A)(C)		2,000	1,761
Trimaran Cavu, Ser 2021-3A, Cl E
12.165%, ICE LIBOR USD 3 Month + 7.370%, 01/18/35(A)(C)		2,000	1,783
Trinitas CLO XI, Ser 2021-11A, Cl ER
12.062%, ICE LIBOR USD 3 Month + 7.270%, 07/15/34(A)(C)		1,000	803
Trinitas CLO XVIII, Ser 2021-18A, Cl E
11.858%, ICE LIBOR USD 3 Month + 7.050%, 01/20/35(A)(C)		4,000	3,500
Venture 45 CLO, Ser 2022-45A, Cl D1
8.639%, TSFR3M + 4.000%, 07/20/35(A)(C)		$3,500	$2,918
Vesey Park CLO DAC, Ser 2020-1X, Cl D
9.820%, Euribor 3 Month + 7.160%, 11/16/32(C)	EUR	2,000	1,934
VIBR, Ser 2018-8A, Cl D
10.558%, ICE LIBOR USD 3 Month + 5.750%, 01/20/31(A)(C)		2,000	1,434
Vibrant CLO XIII, Ser 2021-13A, Cl D
11.852%, ICE LIBOR USD 3 Month + 7.060%, 07/15/34(A)(C)		4,000	3,436
Voya CLO, Ser 2018-3A, Cl DR
10.793%, TSFR3M + 6.161%, 10/18/31(A)(C)		2,500	2,066
Voya CLO, Ser 2021-1A, Cl D
7.942%, ICE LIBOR USD 3 Month + 3.150%, 07/15/34(A)(C)		1,150	1,042
Voya Euro CLO II DAC, Ser 2021-2X, Cl DR
5.488%, Euribor 3 Month + 3.200%, 07/15/35(C)	EUR	1,350	1,299
Voya Euro CLO V DAC, Ser 2021-5X, Cl D
5.388%, Euribor 3 Month + 3.100%, 04/15/35(C)	EUR	1,100	1,033
Wellfleet CLO, Ser 2021-2A, Cl D
8.392%, ICE LIBOR USD 3 Month + 3.600%, 07/15/34(A)(C)		2,000	1,656
Wellfleet CLO, Ser 2021-2A, Cl E
11.752%, ICE LIBOR USD 3 Month + 6.960%, 07/15/34(A)(C)		1,000	814
Wellfleet CLO, Ser 2021-3A, Cl E
11.892%, ICE LIBOR USD 3 Month + 7.100%, 01/15/35(A)(C)		1,500	1,245

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 90

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Wind River CLO, Ser 2021-1KRA, Cl ER2
12.142%, ICE LIBOR USD 3 Month + 7.350%, 10/15/34(A)(C)	$2,000	$1,652
Wind River CLO, Ser 2021-1KRA, Cl FR2
12.692%, ICE LIBOR USD 3 Month + 7.900%, 10/15/34(A)(C)	1,000	757

Total Mortgage-Backed Securities
Cost ($411,612)		350,024

Non-Listed Business Development Companies [4.4%]
Financials [4.4%]
Golub Capital BDC 3 (I)	4,982,204	73,537
Golub Capital BDC 4 (I)	1,118,455	16,777
TCW Direct Lending LLC (I)	10,922,571	10,902

Total Financials		101,216

Total Non-Listed Business Development Companies
(Cost $102,407)		101,216

Life Settlement Contracts [2.8%](E)(G)
American General Life #508L, Acquired 05/30/2014	2,595	1,972
American General Life #542L, Acquired 07/30/2015	83	504
American General Life #906L, Acquired 07/30/2015	479	3,472
AXA Equitable Life #0474, Acquired 11/04/2013	7,290	5,548
AXA Equitable Life #1616, Acquired 05/30/2014	3,254	1,686
AXA Equitable Life #1898, Acquired 11/04/2013	441	1,251
AXA Equitable Life #7233, Acquired 11/04/2013	395	1,610
AXA Equitable Life #7578, Acquired 11/04/2013	2,104	2,672
AXA Equitable Life #7857, Acquired 11/04/2013	2,297	79
AXA Equitable Life #8538, Acquired 11/04/2013	1,333	852
Guardian Insurance #0346, Acquired 11/04/2013	$646	$1,661
Hartford Life #4700, Acquired 11/24/2015	81	274
ING Reliastar #4842, Acquired 11/20/2013	921	1,833
ING Reliastar #776H, Acquired 05/30/2014	1,518	936
John Hancock #0430, Acquired 05/30/2014	2,418	1,795
John Hancock #1929, Acquired 05/30/2014	3,812	1,288
John Hancock #5072, Acquired 05/30/2014	1,409	3,734
John Hancock #5080, Acquired 11/19/2013	313	3,734
John Hancock #5885, Acquired 05/30/2014	894	1,808
John Hancock #6686, Acquired 05/30/2014	3,035	1,519
Lincoln National #4754, Acquired 09/17/2015	610	3,988
Lincoln National #5658, Acquired 09/17/2015	329	1,456
Lincoln National #7099, Acquired 09/17/2015	1,254	4,024
Lincoln National #8558, Acquired 09/17/2015	1,659	1,916
Mass Mutual #5681, Acquired 11/05/2013	288	1,949
Met Life #8MLU, Acquired 05/20/2014	1,413	390
Penn Life #8183, Acquired 10/18/2016	46	131
Penn Mutual #3106, Acquired 05/30/2014	1,294	1,774
Phoenix Life #5715, Acquired 10/18/2016	570	2,718
Phoenix Life #6157, Acquired 10/18/2016	569	2,764
Phoenix Life #8499, Acquired 05/30/2014	756	1,718
Phoenix Life #8509, Acquired 05/30/2014	761	1,718
Principal Financial #6653, Acquired 10/30/2013	306	843
Security Mutual Life #5380, Acquired 10/28/2013	410	—
Transamerica #1708, Acquired 10/28/2013	957	294

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 91

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Transamerica #8205, Acquired 10/28/2013		$714	$—

Total Life Settlement Contracts
(Cost $47,254)			63,911

Limited Partnerships [2.7%]
Cartesian LP*		10,000	13,090
Oberland Capital Healthcare Solutions Co-Invest Offshore LP (I)		3,319	4,338
Oberland Capital Healthcare Solutions LP (I)		3,949	4,054
Primary Wave Music IP Fund LP (I)		40,381	40,158

Total Limited Partnerships
(Cost $57,649)			61,640

Sovereign Debt [0.5%]
Argentina Paris Club
2.910%, 05/30/21	CHF	2,244	1,595
Argentine Republic Government International Bond
0.500%, 07/09/29	EUR	—	—
Costa Rica Government International Bond
5.625%, 04/30/43		368	321
Dominican Republic International Bond
4.875%, 09/23/32		2,700	2,289
Ghana Government International Bond
8.625%, 04/07/34		578	198
Ivory Coast Government International Bond
6.125%, 06/15/33		2,600	2,246
Mexico Government International Bond, MTN
6.050%, 01/11/40		214	217
Senegal Government International Bond
6.250%, 05/23/33		5,400	4,302
Sri Lanka Government International Bond
7.850%, 03/14/29		560	196
7.550%, 03/28/30		424	148

Total Sovereign Debt
Cost ($13,594)			11,512

Description	Face Amount (000)(1)/Shares	Value (000)
Common Stock [0.2%]
Cable Satellite [0.0%]
Intelsat Jackson (E)	$2,116	$13

Consumer Cyclical [0.0%]
TruKid *	232	579

Diversified Minerals [0.0%]
New World Resources, Cl A *	44,276,198	—

Energy [0.0%]
BlackBrush Oil & Gas, L.P.	39,375	49

Financial Services [0.0%]
A’ayan Leasing & Investment KSCP	976,932	294

Financials [0.0%]
BCD Acquisition	1,000,000	—
Propco Certificates * (E)	3,788	40

Total Financials		40

Health Care [0.0%]
Novartex	180,000	22

Manufacturing [0.0%]
Vivarte	6,000	1

Media Entertainment [0.0%]
iHeartMedia *	12,136	47

Oil Field Services [0.1%]
Superior Energy	20,620	1,361

Oil, Gas & Consumable Fuels [0.0%]
Summit Midstream Partners *	11,456	176

Other [0.0%]
ESC GCBREGS Corp	4,750,000	—

Pharmaceuticals [0.0%]
Mallinckrodt *	27,018	197

Retailers [0.0%]
Belk, Inc.	81	1
Penney Borrower LLC * (E)	505	3

Total Retailers		4

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 92

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)/Shares		Value (000)
Services [0.0%]
Wayne Services Legacy *		$257	$—

Technology [0.0%]
AS ADV Shares		127,800	623
Lumileds *		4,241	51

Total Technology			674

Utilities [0.1%]
Longview Power LLC		64,904	779

Total Common Stock
(Cost $5,554)			4,236

Convertible Bonds [0.2%]
Cable Satellite [0.0%]
DISH Network
3.375%, 08/15/26		855	441

Coal Mining [0.0%]
New World Resources
4.000%cash/8.000% PIK, 10/07/20(B)	EUR	380	—

E-Commerce/Products [0.0%]
Sea
0.250%, 09/15/26		920	721

E-Commerce/Services [0.1%]
MercadoLibre
2.000%, 08/15/28		570	1,719

Hotels and Motels [0.1%]
H World Group
3.000%, 05/01/26		680	912

Total Convertible Bonds
Cost ($4,012)			3,793

Description	Face Amount (000)(1)/ Shares/Number of Warrants	Value (000)
Preferred Stock [0.0%]
[0.0%]
Blackbrush Oil & Gas, LP	$1,296	$826

Total Preferred Stock
(Cost $366)		826

Warrants [0.0%]
Altisource,
Expires 06/21/23* (H)	7,176	33
Toys ‘R’ Us/Hill Street
Expires 06/21/23* (H)	14,795	7

Total Warrants
(Cost $0)		40

Short-Term Investment [2.8%]
SEI Daily Income Trust Government Fund, Cl Institutional, 4.570%**	64,134,413	64,134

Total Short-Term Investment
(Cost $64,134)		64,134

Total Investments [96.5%]
(Cost $2,598,832)		$2,231,476

Percentages are based on net assets of $2,313,585 (000).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2023.

(1)	U.S. Dollars unless otherwise indicated.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2023, the value of these securities amounted to $832,943 (000), representing 36.0% of the net assets of the Fund.

(B)	In default on interest payments. Rate shown represents the last coupon rate prior to default.

(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Zero coupon security.

(E)	Level 3 security in accordance with fair value hierarchy.

(F)	Unsettled bank loan, Interest rate not available.

(G)	Security is considered restricted. The total market value of such securities as of March 31, 2023 was $63,911 (000) and represented 2.76% of the net assets of the Fund.

(H)	Strike Price is unavailable.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 93

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

(I)	Unfunded Commitments as of March 31, 2023:

Security	Value	Unfunded Commitments	Redemption Frequency	Redemption Notice (Days)
Golub Capital BDC 3	$73,537,329	$7,125,000	None	None
Golub Capital BDC 4	16,776,821	61,973,179	None	None
Oberland Capital Healthcare Solutions Co-Invest Offshore LP	4,338,207	16,681,250	None	None
Oberland Capital Healthcare Solutions LP	4,054,229	15,715,097	None	None
Primary Wave Music IP Fund LP	40,157,799	14,367,315	None	None
TCW Direct Lending LLC	10,902,157	18,238,338	None	None
Total	$149,766,542	$134,100,179

CHF — Swiss Franc

Cl — Class

CLO — Collateralized Loan Obligation

CME — Chicago Mercantile Exchange

DAC — Designated Activity Company

EUR — Euro

Euribor — Euro Interbank Offered Rate

GBP — British Pound Sterling

ICE — Intercontinental Exchange

JPY — Japanese Yen

JSC — Joint Stock Company

LIBOR — London Interbank Offered Rates

LLC — Limited Liability Company

LP — Limited Partnership

LTD — Limited

MTN — Medium Term Note

PIK — Paid-in Kind

PLC — Public Limited Company

REIT — Real Estate Investment Trust

Ser — Series

SOFR — Secured Overnight Financing Rate

TSFR3M — Term Secured Overnight Financing Rate 3 Months

ULC — Unlimited Liability Company

USD — U.S. Dollar

At March 31, 2023, the following life settlement contracts are considered restricted securities. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at March 31, 2023, were as follows:

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost (000)	Market Value (000)	% of Net Assets
American General Life #508L	1	5/30/2014	5/30/2014	$2,595	$1,972	0.1%
American General Life #542L	1	7/30/2015	7/30/2015	83	504	0.0%
American General Life #906L	1	7/30/2015	7/30/2015	479	3,472	0.1%
AXA Equitable Life #0474	1	11/4/2013	11/4/2013	7,290	5,548	0.2%
AXA Equitable Life #1616	1	5/30/2014	5/30/2014	3,254	1,686	0.1%
AXA Equitable Life #1898	1	11/4/2013	11/4/2013	441	1,251	0.0%
AXA Equitable Life #7233	1	11/4/2013	11/4/2013	395	1,610	0.1%
AXA Equitable Life #7578	1	11/4/2013	11/4/2013	2,104	2,672	0.1%
AXA Equitable Life #7857	1	11/4/2013	11/4/2013	2,297	79	0.0%
AXA Equitable Life #8538	1	11/4/2013	11/4/2013	1,333	852	0.0%
Guardian Insurance #0346	1	11/4/2013	11/4/2013	646	1,661	0.1%
Hartford Life #4700	1	11/24/2015	11/24/2015	81	274	0.0%
ING Reliastar #4842	1	11/20/2013	11/20/2013	921	1,833	0.1%
ING Reliastar #776H	1	5/30/2014	5/30/2014	1,518	936	0.0%
John Hancock #0430	1	5/30/2014	5/30/2014	2,418	1,795	0.1%
John Hancock #1929	1	5/30/2014	5/30/2014	3,812	1,288	0.1%
John Hancock #5072	1	5/30/2014	5/30/2014	1,409	3,734	0.1%
John Hancock #5080	1	11/19/2013	11/19/2013	313	3,734	0.2%
John Hancock #5885	1	5/30/2014	5/30/2014	894	1,808	0.1%
John Hancock #6686	1	5/30/2014	5/30/2014	3,035	1,519	0.1%
Lincoln National #4754	1	9/17/2015	9/17/2015	610	3,988	0.2%
Lincoln National #5658	1	9/17/2015	9/17/2015	329	1,456	0.1%
Lincoln National #7099	1	9/17/2015	9/17/2015	1,254	4,024	0.2%
Lincoln National #8558	1	9/17/2015	9/17/2015	1,659	1,916	0.1%
Mass Mutual #5681	1	11/5/2013	11/5/2013	288	1,949	0.1%

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 94

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost (000)	Market Value (000)	% of Net Assets
Met Life #8MLU	1	5/20/2014	5/20/2014	$ 1,413	$390	0.0%
Penn Life #8183	1	10/18/2016	10/18/2016	46	131	0.0%
Penn Mutual #3106	1	5/30/2014	5/30/2014	1,294	1,774	0.1%
Phoenix Life #5715	1	10/18/2016	10/18/2016	570	2,718	0.1%
Phoenix Life #6157	1	10/18/2016	10/18/2016	569	2,764	0.1%
Phoenix Life #8499	1	5/30/2014	5/30/2014	756	1,718	0.1%
Phoenix Life #8509	1	5/30/2014	5/30/2014	761	1,718	0.1%
Principal Financial #6653	1	10/30/2013	10/30/2013	306	843	0.0%
Security Mutual Life #5380	1	10/28/2013	10/28/2013	410	—	0.0%
Transamerica #1708	1	10/28/2013	10/28/2013	957	294	0.0%
Transamerica #8205	1	10/28/2013	10/28/2013	714	—	0.0%
				$ 47,254	$63,911	2.8%

A list of the open forward foreign currency contracts held by the Fund at March 31, 2023, is as follows:

Counterparty	Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Appreciation (Depreciation) (000)
BNP Paribas	05/19/23	EUR	2,278	USD	2,446	$(31)
State Street	05/19/23	USD	2,426	EUR	2,278	51
U.S. Bank	04/12/23 - 04/17/23	USD	223,389	EUR	207,975	2,264
U.S. Bank	04/12/23	EUR	6,740	USD	7,358	45
U.S. Bank	04/12/23 - 05/12/23	EUR	555,315	USD	593,382	(9,545)
U.S. Bank	04/17/23	USD	184	GBP	150	1
U.S. Bank	04/17/23	GBP	15,970	USD	19,301	(404)
						$(7,619)

A list of the open futures contracts held by the Fund at March 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Depreciation (000)
Short Contracts
U.S. 10-Year Treasury Note	(410)	Jun-2023	$(45,804)	$(47,118)	$(1,314)

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$1,194,850	$9	$1,194,859
Loan Participations	—	374,627	658	375,285
Mortgage-Backed Securities	—	350,024	—	350,024
Non-Listed Business Development Companies	101,216	—	—	101,216
Life Settlement Contracts	—	—	63,911	63,911
Limited Partnerships	48,550	13,090	—	61,640
Sovereign Debt	—	11,512	—	11,512
Common Stock	3,301	879	56	4,236
Convertible Bonds	—	3,793	—	3,793
Preferred Stock	—	826	—	826
Warrants	—	40	—	40
Short-Term Investment	64,134	—	—	64,134
Total Investments in Securities	$217,201	$1,949,641	$64,634	$2,231,476

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$2,361	$—	$2,361
Unrealized Depreciation	—	(9,980)	—	(9,980)
Futures Contracts*
Unrealized Depreciation	(1,314)	—	—	(1,314)
Total Other Financial Instruments	$(1,314)	$(7,619)	$—	$(8,933)

* Forward contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) Of the $64,634 (000) in Level 3 securities as of March 31, 2023, $63,911 (000) or 98.88% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs is required for those Level 3 securities that are not valued by third party vendors or broker quotes.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value as of March 31, 2023:

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 95

consolidated schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (concluded)

	Investments in Corporate Bonds	Investments in Loan Participations	Investments in Life Settlement Contracts
Beginning balance as of October 1, 2022	$14	$3,131	$72,359
Accrued discounts/ premiums	—	—	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/(depreciation)	(5)	(2,473)	(8,448)
Purchases	—	—	—
Sales/paydowns	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance as of March 31, 2023	$9	$658	$63,911
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(4)	$1,815	$(55,463)

	Investments in Common Stock	Total
Beginning balance as of October 1, 2022	$66	$75,570
Accrued discounts/ premiums	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	(10)	(10,936)
Purchases	—	—
Sales/paydowns	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending balance as of March 31, 2023	$56	$64,634
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(46)	$(53,698)

Amounts designated as “—” are either $0 or have been rounded to $0.

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of March 31, 2023. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at March 31, 2023 (000)	Valuation Techniques
Life Settlement Contracts	$63,911	Discounted Cash Flow Model

		Observable Inputs
		Maturity Value

		Unobservable Inputs	Range
		Discount Rate	13.63%
		Expected Maturity (months)	16-102 months

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement. Increases in projected collection rates in isolation would result in a higher fair value measurement, while increases in expected discount rates, projected default rates, and maturities of life settlement contracts, in isolation, would result in a lower fair value measurement.

For the period ended March 31, 2023, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For the period ended March 31, 2023, the Fund had the following investments in life settlement contracts:

Projected Year of Maturity	Number of Contracts	Fair Value (000)	Face Value (Death Benefits) (000)
2024	1	$1,774	$2,250
2025	3	8,923	16,500
2026	5	5,555	21,500
2027	15	29,978	117,500
Thereafter	12	17,681	71,842
	36	$63,911	$229,592

For the period ended March 31, 2023, the net change to fair value on life settlement contracts, net of premiums paid and continuing costs disclosed in the Fund’s Consolidated Statement of Operations, as part of the unrealized appreciation/(depreciation) on investments, consisted of a net positive change to fair value on life settlement contracts of $21,304,921, offset by $10,141,755 in premiums paid and continuing costs associated with its investment in the policies. For the period ended March 31, 2023, the Fund realized losses of $20,839,393 on matured life settlement contracts, which are disclosed in the Consolidated Statement of Operations, as part of the realized gain/(loss) on investments.

For more information on valuation inputs, see Note 2 -- Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 96

schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Equity Income Fund

Description	Shares	Value (000)
Common Stock [98.3%]
Communication Services [8.1%]
AT&T	275,100	$5,296
BCE	82,600	3,699
Interpublic Group	98,100	3,653
Verizon Communications	96,700	3,761

Total Communication Services		16,409

Consumer Discretionary [4.6%]
Ford Motor	169,900	2,141
Genuine Parts	25,400	4,250
Newell Brands	66,100	822
Wendy’s	93,200	2,030

Total Consumer Discretionary		9,243

Consumer Staples [11.0%]
Altria Group	103,150	4,603
Coca-Cola	73,800	4,578
General Mills	55,000	4,700
Philip Morris International	43,300	4,211
Procter & Gamble	27,100	4,030

Total Consumer Staples		22,122

Energy [7.3%]
Chevron	34,900	5,695
Marathon Petroleum	31,100	4,193
Williams	164,300	$4,906

Total Energy		14,794

Financials [23.0%]
Ares Capital	267,000	4,879
Cincinnati Financial	42,600	4,775
Citizens Financial Group	123,300	3,745
Eversource Energy	52,300	4,093
Fifth Third Bancorp	114,300	3,045
First Horizon	265,400	4,719
Franklin Resources	63,200	1,703
Hartford Financial Services Group	60,900	4,244
KeyCorp	301,600	3,776
MetLife	71,900	4,166
Principal Financial Group	62,800	4,667
US Bancorp	79,100	2,851

Total Financials		46,663

Health Care [5.1%]
AbbVie	20,200	3,219
Merck	47,200	5,022
Pfizer	52,800	2,154

Total Health Care		10,395

Industrials [4.1%]
Emerson Electric	51,600	4,496
Lockheed Martin	8,100	3,829

Total Industrials		8,325

Information Technology [4.1%]
Cisco Systems	74,000	3,868
IBM	34,500	4,523

Total Information Technology		8,391

Materials [6.3%]
International Paper	141,000	5,085
LyondellBasell Industries, Cl A	44,000	4,131
Sonoco Products	60,450	3,687

Total Materials		12,903

REITs [6.1%]
Crown Castle	17,200	2,302
Mid-America Apartment Communities	9,700	1,465

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 97

schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale Equity Income Fund (concluded)

Description	Shares	Value (000)
National Retail Properties	109,300	$4,826
Prologis	21,500	2,682
Simon Property Group	10,500	1,176

Total REITs		12,451

Utilities [18.6%]
American Electric Power	73,200	6,661
Avangrid	71,700	2,859
Dominion Energy	79,400	4,439
Duke Energy	63,200	6,097
Entergy	48,100	5,182
FirstEnergy	96,700	3,874
NextEra Energy Partners	43,100	2,618
NiSource	80,800	2,259
Sempra Energy	24,000	3,628

Total Utilities		37,617

Total Common Stock
(Cost $177,043)		199,313

Short-Term Investment [1.4%]
SEI Daily Income Trust Government Fund, Cl Institutional, 4.485%**	2,844,363	2,844

Total Short-Term Investment
(Cost $2,844)		2,844

Total Investments [99.7%]
(Cost $179,887)		$202,157

Percentages are based on Net Assets of $202,799 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2023.

Cl — Class

REIT — Real Estate Investment Trust

As of March 31, 2023, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S.

GAAP.

For more information on valuation inputs, see Note 2 -- Significant Accounting

Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 98

schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)
Common Stock [98.7%]
Aerospace & Defense [1.5%]
Northrop Grumman	12,000	$5,541

Banks [3.2%]
Bank of America	106,559	3,048
JPMorgan Chase	68,000	8,861

Total Banks		11,909

Beverages [4.1%]
Anheuser-Busch InBev ADR	122,590	8,180
PepsiCo	38,600	7,037

Total Beverages		15,217

Biotechnology [2.8%]
Gilead Sciences	89,000	7,384
Vertex Pharmaceuticals *	9,500	2,993

Total Biotechnology		10,377

Broadline Retail [2.6%]
Amazon.Com *	93,500	9,658

Capital Markets [1.9%]
CME Group, Cl A	19,500	3,735
S&P Global	9,430	3,251

Total Capital Markets		6,986

Chemicals [0.5%]
Linde	5,450	1,937

Commercial Services & Supplies [2.6%]
Cintas	20,850	$9,647

Construction & Engineering [1.5%]
Quanta Services	33,800	5,632

Consumer Finance [0.5%]
American Express	12,259	2,022

Consumer Staples Distribution & Retail [4.7%]
Costco Wholesale	21,000	10,434
Walmart	46,000	6,783

Total Consumer Staples Distribution & Retail		17,217

Electric Utilities [1.7%]
NextEra Energy	80,000	6,166

Entertainment [1.8%]
Walt Disney *	66,010	6,610

Financial Services [6.9%]
Berkshire Hathaway, Cl B *	21,400	6,608
Mastercard, Cl A	25,850	9,394
Visa, Cl A	42,100	9,492

Total Financial Services		25,494

Ground Transportation [0.7%]
Old Dominion Freight Line	7,900	2,693

Health Care Equipment & Supplies [2.9%]
Becton Dickinson	24,000	5,941
Edwards Lifesciences *	57,000	4,716

Total Health Care Equipment & Supplies		10,657

Health Care Providers & Services [5.1%]
HCA Healthcare	18,000	4,746
UnitedHealth Group	30,000	14,178

Total Health Care Providers & Services		18,924

Hotels, Restaurants & Leisure [4.2%]
McDonald’s	33,000	9,227
Starbucks	59,000	6,144

Total Hotels, Restaurants & Leisure		15,371

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 99

schedule of investments
March 31, 2023 (Unaudited)
City National Rochdale U.S. Core Equity Fund (concluded)

Description	Shares	Value (000)
Insurance [1.3%]
Aon, Cl A	6,500	$2,049
Chubb	13,500	2,622

Total Insurance		4,671

Interactive Media & Services [3.0%]
Alphabet, Cl A *	108,150	11,218

IT Services [1.6%]
Accenture, Cl A	21,200	6,059

Life Sciences Tools & Services [4.8%]
Danaher	31,000	7,813
Thermo Fisher Scientific	17,000	9,798

Total Life Sciences Tools & Services		17,611

Machinery [2.7%]
Parker-Hannifin	5,150	1,731
Trane Technologies	44,000	8,095

Total Machinery		9,826

Media [1.7%]
Comcast, Cl A	165,000	6,255

Oil, Gas & Consumable Fuels [2.9%]
EOG Resources	49,000	5,617
ExxonMobil	17,000	1,864
Occidental Petroleum	28,600	1,786
Pioneer Natural Resources	6,601	1,348

Total Oil, Gas & Consumable Fuels		10,615

Pharmaceuticals [0.8%]
Zoetis, Cl A	19,000	3,162

Semiconductors & Semiconductor Equipment [5.6%]
ASML Holding, Cl G	18,100	12,321
NXP Semiconductors	44,800	8,354

Total Semiconductors & Semiconductor Equipment		20,675

Software [9.7%]
Adobe *	20,000	7,707
Microsoft	87,000	25,082
Roper Technologies	7,000	$3,085

Total Software		35,874

Specialized REITs [1.1%]
Equinix	5,600	4,038

Specialty Retail [4.3%]
Home Depot	40,000	11,805
TJX	50,922	3,990

Total Specialty Retail		15,795

Technology Hardware, Storage & Peripherals [6.6%]
Apple	148,000	24,405

Water Utilities [1.3%]
American Water Works	32,000	4,688

Wireless Telecommunication Services [2.1%]
T-Mobile US *	55,000	7,966

Total Common Stock
(Cost $187,028)		364,916

Short-Term Investment [1.2%]
SEI Daily Income Trust Government Fund, Cl Institutional, 4.485%**	4,330,250	4,330

Total Short-Term Investment
(Cost $4,330)		4,330

Total Investments [99.9%]
(Cost $191,358)		$369,246

Percentages are based on Net Assets of $369,793 (000).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2023.

ADR — American Depository Receipts

Cl — Class

REIT — Real Estate Investment Trust

As of March 31, 2023, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 -- Significant Accounting

Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 100

statements of assets and liabilities (000)
March 31, 2023 (Unaudited)

	City National Rochdale Government Money Market Fund	City National Rochdale Government Bond Fund		City National Rochdale Corporate Bond Fund	City National Rochdale California Tax Exempt Bond Fund
ASSETS:
Cost of securities (including repurchase agreements)	$5,782,481	$18,950		$109,109	$44,227
Investments in securities, at value	$5,782,481	$18,085		$99,337	$44,225
Affiliated Investments, at value	—	—		2,951	—
Cash	—	5		—	—
Dividend and interest receivable	5,749	72		887	543
Receivable for investment securities sold	—	—		—	501
Receivable for capital shares sold	40,241	—		49	129
Foreign tax reclaim receivable	—	—		2	—
Receivable due from investment adviser	—	12		—	8
Prepaid expenses	147	4		6	5
Total Assets	$5,828,618	$18,178		$103,232	$45,411

LIABILITIES:
Payable for income distributions	16,592	13		120	56
Payable for capital shares redeemed	149,030	43		103	12
Payable to Custodian	—	—		—	4
Investment advisory fees payable	158	—		19	—
Shareholder servicing and distribution fees payable	1,405	4		22	9
Administrative fees payable	80	15		16	15
Trustee fees payable	—	—		2	—
Accrued expenses	263	2		7	19
Total Liabilities	167,528	77		289	115
Net Assets	$5,661,090	$18,101		$102,943	$45,296

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$5,661,072	$19,491		$109,903	$47,496
Total distributable earnings/(loss)	18	(1,390)		(6,960)	(2,200)
Net Assets	$5,661,090	$18,101		$102,943	$45,296

Class N Shares:
Net Assets	$450,652	$1,746		$7,974	$4,011
Total shares outstanding at end of year	450,639	172		813	393
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$1.00	$10.13	*	$9.81	$10.20	*

Class S Shares:
Net Assets	$743,594	$—		$—	$—
Total shares outstanding at end of year	743,586	—		—	—
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$1.00	$0.00		$0.00	$0.00

Servicing Class Shares:
Net Assets	$4,466,844	$16,355		$94,970	$41,285
Total shares outstanding at end of year	4,466,850	1,617		9,697	4,063
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$1.00	$10.11		$9.79	$10.16

*	NAV per share as of March 31, 2023 does not calculate to the stated NAV per share due to rounding of net assets and shares. Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 101

statements of assets and liabilities (000)/ consolidated statement of assets and liabilities (000)
March 31, 2023 (Unaudited)

	City National Rochdale Municipal High Income Fund	City National Rochdale Intermediate Fixed Income Fund		City National Rochdale Fixed Income Opportunities Fund (Consolidated)
ASSETS:
Cost of securities (including affiliated investments and repurchase agreements)	$1,277,254	$60,274		$2,598,832
Investments in securities, at value	$1,178,590	$52,167		$2,231,476
Affilliated investments, at value	—	2,397		—
Cash	7,079	16		1,305
Foreign currency(1)	—	—		3,046
Dividend and interest receivable	17,131	346		29,934
Foreign tax reclaim receivable	—	30		459
Receivable for capital shares sold	3,826	240		2,271
Receivable for investment securities sold	4,693	—		115,427
Variation margin receivable	—	—		—
Unrealized gain on forward foreign currency contracts	—	—		2,361
Cash collateral for forward foreign currency contracts	—	—		923
Prepaid expenses	43	5		86
Total Assets	$1,211,362	$55,201		$2,387,288

LIABILITIES:
Payable for line of credit	—	—		35,974
Payable for investment securities purchased	4,537	—		24,256
Payable for income distributions	2,565	—		—
Payable for capital shares redeemed	373	6		839
Unrealized loss on forward foreign currency contracts	—	—		9,980
Investment advisory fees payable	511	2		979
Shareholder servicing and distribution fees payable	399	23		996
Variation margin payable	—	—		141
Administrative fees payable	32	15		49
Accrued expenses	132	5		489
Total Liabilities	8,549	51		73,703
Net Assets	$1,202,813	$55,150		$2,313,585

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$1,490,892	$61,447		$3,479,387
Total distributable earnings/(loss)	(288,079)	(6,297)		(1,165,802)
Net Assets	$1,202,813	$55,150		$2,313,585

Institutional Class Shares:
Net Assets	$—	$1,261		$—
Total shares outstanding at end of year	—	53		—
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$—	23.82	*	$—

Class N Shares:
Net Assets	$679,771	$53,889		$2,313,585
Total shares outstanding at end of year	74,258	2,258		123,132
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$9.15	$23.86	*	$18.79

Servicing Class Shares:
Net Assets	$523,042	$—		$—
Total shares outstanding at end of year	57,107	—		—
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$9.16	$—		$—

*	NAV per share as of March 31, 2023 does not calculate to the stated NAV per share due to rounding of net assets and shares.

(1) Cost of foreign currency $3,040 (000).

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 102

statements of assets and liabilities (000)
March 31, 2023 (Unaudited)

	City National Rochdale Equity Income Fund	City National Rochdale U.S. Core Equity Fund
ASSETS:
Cost of securities	$179,887	$191,358
Investments in securities, at value	$202,157	$369,246
Cash	—	325
Dividend and interest receivable	556	85
Receivable for capital shares sold	307	463
Foreign tax reclaim receivable	70	24
Prepaid expenses	10	14
Total Assets	$203,100	$370,157

LIABILITIES:
Shareholder servicing and distribution fees payable	$86	$118
Investment advisory fees payable	75	121
Payable for capital shares redeemed	107	80
Administrative fees payable	17	20
Accrued expenses	16	25
Total Liabilities	301	364
Net Assets	$202,799	$369,793

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$171,563	$173,700
Total distributable earnings	31,236	196,093
Net Assets	$202,799	$369,793

Institutional Class Shares:
Net Assets	$—	$170
Total shares outstanding at end of year	—	7
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$—	$23.38	*

Class N Shares:
Net Assets	$202,799	$208,073
Total shares outstanding at end of year	6,034	8,990
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$33.61	$23.14

Servicing Class Shares:
Net Assets	$—	$161,550
Total shares outstanding at end of year	—	6,957
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$—	$23.22

Amounts designated as “—” are either $0 or have been rounded to $0.

*	NAV per share as of March 31, 2023 does not calculate to the stated NAV per share due to rounding of net assets and shares.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 103

Statements of Operations/Consolidated Statement of Operations

statements of operations (000)
For the six months ended March 31, 2023 (Unaudited)

	City National Rochdale Government Money Market Fund	City National Rochdale Government Bond Fund	City National Rochdale Corporate Bond Fund	City National Rochdale California Tax Exempt Bond Fund
INVESTMENT INCOME:
Dividend Income	$—	$18	$45	$—
Dividend Income from Affiliated Investments	—	—	162	—
Interest Income	99,369	144	1,054	532
Total Investment Income	99,369	162	1,261	532

EXPENSES:
Investment Advisory Fees	6,426	42	203	60
Shareholder Servicing Fees — Class N(1)	1,031	5	21	12
Shareholder Servicing Fees — Class S(1)	2,829	—	—	—
Shareholder Servicing Fees — Servicing Class	4,700	22	116	50
Administration Fees	495	91	98	93
Transfer Agent Fees	155	1	3	1
Trustee Fees	136	25	27	26
Professional Fees	291	6	11	8
Custody Fees	89	—	2	1
Registration Fees	72	—	2	1
Printing Fees	71	—	1	1
Insurance and Other Expenses	201	6	10	8
Total Expenses	16,496	198	494	261
Less, Waivers of:
Investment Advisory Fees	(5,437)	(42)	(97)	(60)
Reimbursement of Expenses from Investment Advisor	—	(77)	—	(54)
Net Expenses	11,059	79	397	147

Net Investment Income	88,310	83	864	385
Net Realized Gain (Loss):
Investments	8	(21)	(169)	(702)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	—	544	2,554	2,239
Net Increase (Decrease) in Net Assets Resulting from Operations	$88,318	$606	$3,249	$1,922

(1)	Includes class specific distribution expenses.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 104

statements of operations (000)/ consolidated statement of operations (000)
For the six months ended March 31, 2023 (Unaudited)

	City National Rochdale Municipal High Income Fund	City National Rochdale Intermediate Fixed Income Fund	City National Rochdale Fixed Income Opportunities Fund (Consolidated)
INVESTMENT INCOME:
Dividend Income	$404	$24	$3,954
Dividend Income from Affiliated Investments	—	131	—
Interest Income	33,470	603	102,525
Total Investment Income	33,874	758	106,479

EXPENSES:
Investment Advisory Fees	3,299	123	6,536
Shareholder Servicing Fees — Class N(1)	1,876	149	6,536
Shareholder Servicing Fees — Servicing Class	711	—	—
Administration Fees	199	94	345
Transfer Agent Fees	41	2	79
Trustee Fees	55	26	77
Professional Fees	84	9	231
Custody Fees	30	1	144
Registration Fees	26	1	51
Printing Fees	18	1	35
Insurance and Other Expenses	97	10	322
Total Expenses	6,436	416	14,356
Less, Waivers of:
Investment Advisory Fees	—	(109)	(29)
Net Expenses	6,436	307	14,327

Net Investment Income	27,438	451	92,152
Net Realized Gain (Loss) from:
Securities Transactions	(44,920)	(779)	(315,913)
Futures Contracts	—	—	1,520
Forward Foreign Currency Contracts	—	—	(20,884)
Foreign Currency Transactions	—	—	(240)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	74,399	2,334	437,924
Affiliated Investments	—	(24)	—
Forward Foreign Currency Contracts	—	—	(18,141)
Foreign Currency Translations	—	—	(556)
Futures Contracts	—	—	(2,608)
Net Increase (Decrease) in Net Assets Resulting from Operations	$56,917	$1,982	$173,254

(1) Commenced operations on May 14, 2019.

(1) Includes class specific distribution expenses.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 105

statements of operations (000)
For the six months ended March 31, 2023 (Unaudited)

	City National Rochdale Equity Income Fund	City National Rochdale U.S. Core Equity Fund
INVESTMENT INCOME:
Dividend Income	$4,353	$2,720
Less: Foreign Taxes Withheld	(5)	(12)
Total Investment Income	4,348	2,708

EXPENSES:
Investment Advisory Fees	541	710
Shareholder Servicing Fees — Class N(1)	541	497
Shareholder Servicing Fees — Servicing Class	—	195
Administration Fees	107	119
Trustee Fees	29	32
Professional Fees	18	26
Transfer Agent Fees	7	11
Custody Fees	4	7
Registration Fees	3	6
Printing Fees	3	5
Insurance and Other Expenses	15	18
Total Expenses	1,268	1,626
Less, Waivers of:
Investment Advisory Fees	119	—
Net Expenses	1,387	1,626

Net Investment Income (Loss)	2,961	1,082
Net Realized Loss from:
Securities Transactions	8,927	17,729
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	6,041	32,123
Net Increase (Decrease) in Net Assets Resulting from Operations	$17,929	$50,934

(1)	Includes class specific distribution expenses.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 106

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CITY NATIONAL ROCHDALE FUNDS | PAGE 107

Statements of Changes in Net Assets/Consolidated Statements of Changes in Net Assets

statements of changes in net assets (000)
For the six months ended March 31, 2023 (Unaudited) and year ended September 30, 2022

	City National Rochdale Government Money Market Fund		City National Rochdale Government Bond Fund
	2023	2022	2023	2022
OPERATIONS:
Net Investment Income	$88,310	$22,018	$83	$173
Net Realized Gain (Loss) from Security Transactions	8	(2)	(21)	50
Net Change in Unrealized Appreciation (Depreciation) on Investments and Affiliated Investments	—	—	544	(2,036)
Net Increase (Decrease) in Net Assets Resulting from Operations	88,318	22,016	606	(1,813)

DISTRIBUTIONS:
Class N	(68,772)	(1,516)	(6)	(12)
Class S	(6,375)	(2,395)	—	—
Servicing Class	(13,166)	(18,106)	(79)	(170)
Total Distributions	(88,313)	(22,017)	(85)	(182)

CAPITAL SHARE TRANSACTIONS:(1)
Class N:
Shares Issued	937,049	564,965	35	105
Shares Issued in Lieu of Dividends and Distributions	6,936	961	5	10
Shares Redeemed	(840,883)	(860,618)	(294)	(800)
Increase (Decrease) in Net Assets from Class N Share Transactions	103,102	(294,692)	(254)	(685)

Class S:
Shares Issued	1,727,115	2,355,075	—	—
Shares Redeemed	(1,708,916)	(2,319,186)	—	—
Increase (Decrease) in Net Assets from Class S Share Transactions	18,199	35,889	—	—

Servicing Class:
Shares Issued	11,753,246	10,595,088	1,434	2,072
Shares Issued in Lieu of Dividends and Distributions	47,165	8,237	8	17
Shares Redeemed	(10,820,830)	(10,556,161)	(5,192)	(7,817)
Increase (Decrease) in Net Assets from Servicing Class Share Transactions	979,581	47,164	(3,750)	(5,728)

Net Increase (Decrease) in Net Assets from Share Transactions	1,100,882	(211,639)	(4,004)	(6,413)
Total Increase (Decrease) in Net Assets	1,100,887	(211,640)	(3,483)	(8,408)

NET ASSETS:
Beginning of Year/Period	4,560,203	4,771,843	21,584	29,992
End of Year/Period	$5,661,090	$4,560,203	$18,101	$21,584

(1)	See Note 9 for shares issued and redeemed.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 108

City National Rochdale Corporate Bond Fund		City National Rochdale California Tax Exempt Bond Fund		City National Rochdale Municipal High Income Fund
2023	2022	2023	2022	2023	2022

$864	$1,319	$385	$688	$27,438	$57,881
(169)	10	(702)	(1,496)	(44,920)	(89,647)
2,554	(10,563)	2,239	(4,462)	74,399	(288,958)
3,249	(9,234)	1,922	(5,270)	56,917	(320,724)

(66)	(264)	(34)	(57)	(14,329)	(33,496)
—	—	—	—	—	—
(832)	(2,594)	(349)	(652)	(11,595)	(23,938)
(898)	(2,858)	(383)	(709)	(25,924)	(57,434)

2,185	1,499	220	549	153,866	355,667
47	205	16	28	7,439	17,301
(4,389)	(3,423)	(2,446)	(992)	(335,983)	(543,674)
(2,157)	(1,719)	(2,210)	(415)	(174,678)	(170,706)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

15,296	22,062	7,055	8,683	61,567	247,536
60	245	35	86	2,001	4,432
(17,968)	(18,403)	(8,676)	(31,666)	(145,427)	(333,172)
(2,612)	3,904	(1,586)	(22,897)	(81,859)	(81,204)

(4,769)	2,185	(3,796)	(23,312)	(256,537)	(251,910)
(2,418)	(9,907)	(2,257)	(29,291)	(225,544)	(630,068)

105,361	115,268	47,553	76,844	1,428,357	2,058,425
$102,943	$105,361	$45,296	$47,553	$1,202,813	$1,428,357

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 109

statements of changes in net assets (000)/ consolidated statement of changes in net assets (000)
For the six months ended March 31, 2023 (Unaudited) and year ended September 30, 2022

	City National Rochdale Intermediate Fixed Income Fund		City National Rochdale Fixed Income Opportunities Fund (Consolidated)
	2023	2022	2023	2022
OPERATIONS:
Net Investment Income (Loss)	$451	$831	$92,152	$197,478
Net Realized Gain (Loss) from:
Security Transactions and Futures Contracts	(779)	(32)	(314,393)	(217,722)
Foreign Currency Transactions	—	—	(21,124)	98,415
Net Change in Unrealized Appreciation (Depreciation) on:
Investments and Futures Contracts	2,310	(9,800)	435,316	(662,003)
Foreign Currency Translations	—	—	(18,697)	(1,988)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,982	(9,001)	173,254	(585,820)

DISTRIBUTIONS:
Institutional Class	(17)	(128)	—	—
Class N	(477)	(3,216)	(132,562)	(223,593)
Servicing Class:	—	—	—	—
Total Distributions	(494)	(3,344)	(132,562)	(223,593)

CAPITAL SHARE TRANSACTIONS:(1)
Institutional Class:
Shares Issued	—	61	—	—
Shares Issued in Lieu of Dividends and Distributions	4	48	—	—
Shares Redeemed	(331)	(1,402)	—	—
Increase (Decrease) in Net Assets from Institutional Class Share Transactions	(327)	(1,293)	—	—

Class N:
Shares Issued	9,654	9,585	220,980	1,005,541
Shares Issued in Lieu of Dividends and Distributions	418	2,896	88,345	153,558
Shares Redeemed	(21,935)	(30,722)	(1,107,070)	(1,390,960)
Increase (Decrease) in Net Assets from Class N Share Transactions	(11,863)	(18,241)	(797,745)	(231,861)

Servicing Class:
Shares Issued	—	—	—	—
Shares Issued in Lieu of Dividends and Distributions	—	—	—	—
Redemption Fees	—	—	—	—
Shares Redeemed	—	—	—	—
Increase (Decrease) in Net Assets from Servicing Class Share Transactions	—	—	—	—

Net Increase (Decrease) in Net Assets from Share Transactions	(12,190)	(19,534)	(797,745)	(231,861)
Total Increase (Decrease) in Net Assets	(10,702)	(31,879)	(757,053)	(1,041,274)

NET ASSETS:
Beginning of Year/Period	65,852	97,731	3,070,638	4,111,912
End of Year/Period	$55,150	$65,852	$2,313,585	$3,070,638

(1)	See Note 9 for shares issued and redeemed.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 110

City National Rochdale Equity Income Fund		City National Rochdale U.S. Core Equity Fund
2023	2022	2023	2022

$2,961	$5,872	$1,082	$1,114

8,927	25,613	17,729	7,534
—	—	—	—

6,041	(39,130)	32,123	(82,811)
—	—	—	—
17,929	(7,645)	50,934	(74,163)

—	—	(3)	(8)
(28,179)	(21,587)	(4,301)	(10,518)
—	—	(3,577)	(9,106)
(28,179)	(21,587)	(7,881)	(19,632)

—	—	28	87
—	—	3	8
—	—	(5)	(77)
—	—	26	18

15,627	29,214	11,950	29,149
18,393	14,092	3,531	8,624
(23,651)	(48,613)	(16,072)	(31,725)
10,369	(5,307)	(591)	6,048

—	—	8,405	19,493
—	—	351	897
—	—	(78)	—
—	—	(9,988)	(22,696)
—	—	(1,310)	(2,306)

10,369	(5,307)	(1,875)	3,760
119	(34,539)	41,178	(90,035)

202,680	237,219	328,615	418,650
$202,799	$202,680	$369,793	$328,615

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 111

consolidated statement of cash flows (000)
For the period ended March 31, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets from operations	$173,254
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchase of investment securities	(1,618,729)
Proceeds from disposition of investment securities	2,519,583
Amortization (accretion of market discount)	3,249
Premium payments	(2,811)
Net realized loss on investments	287,226
Net change in unrealized appreciation on investments	(416,619)

Changes in assets:
Dividend and interest receivable	7,893
Reclaim receivable	20
Receivable for investment securities sold	(65,147)
Variation Margin	96
Unrealized gain on forward foreign currency contracts	8,179
Prepaid expenses	(49)

Changes in liabilities:
Payable for investment securities purchased	(14,062)
Variation margin payable	36,115
Unrealized loss on forward foreign currency contracts	9,962
Investment advisory fees payable	(340)
Shareholder servicing and distribution fees payable	(357)
Administrative fees payable	(10)
Accrued expenses	(57)
Net Cash Provided by Operating Activities	927,396

Cash Flows USED IN Financing Activities:
Proceeds from shares issued	309,093
Cost of shares redeemed	(1,110,820)
Distributions	(132,562)
Net cash used in financing activities	(934,289)
Net change in cash	(6,893)
Cash at beginning of year	12,167
Cash at end of year	$5,274

Non-Cash Financing Activities:
Reinvestments of dividends and distributions	$88,345

The following table provides a reconciliation of cash and foreign currency reported on the statement of assets and liabilities to the total of such amounts shown in this statement of cash flows.

Balance at the end of the year
Cash	$1,305
Foreign Currency	3,046
Restricted Cash	923
Total Cash and Foreign Currency	$5,274

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 112

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CITY NATIONAL ROCHDALE FUNDS | PAGE 113

Financial Highlights/Consolidated Financial Highlights

financial highlights/consolidated financial highlights
For a Share Outstanding Throughout Each Period For the six months ended March 31, 2023 (Unaudited) and the year ended September 30,

	Net Asset Value Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Securities	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(1)	Ratio of Net Investment Income to Average Net Assets(1)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)	Portfolio Turnover Rate
City National Rochdale Government Money Market Fund
Class N (commenced operations on June 21, 1999)
2023	$ 1.00	$ 0.017	0.000*	$ (0.017)	$ —	$ 1.00	1.70%	$ 450,652	0.65%	3.40%	0.87%	—%
2022	1.00	0.004	0.000*	(0.004)	—	1.00	0.39	347,551	0.29	0.30	0.86	—
2021	1.00	0.000*	0.000*	(0.000)*	—	1.00	0.01	642,240	0.07	0.01	0.87	—
2020	1.00	0.003	0.001	(0.004)	—	1.00	0.42	523,559	0.38	0.27	0.88	—
2019	1.00	0.016	0.000*	(0.016)	—	1.00	1.58	220,083	0.76	1.55	0.87	—
2018	1.00	0.007	0.000*	(0.007)	—	1.00	0.71	994,591	0.88	0.69	0.86	—
Class S (commenced operations on October 6, 1999)
2023	$ 1.00	$ 0.016	0.000*	$ (0.016)	$ —	$ 1.00	1.62%	$ 743,594	0.80%	3.26%	1.02%	—%
2022	1.00	0.003	—	(0.003)	—	1.00	0.34	725,394	0.39	0.35	1.02	—
2021	1.00	0.000*	0.000*	(0.000)*	—	1.00	0.01	689,506	0.07	0.01	1.02	—
2020	1.00	0.003	0.000*	(0.003)	—	1.00	0.35	421,153	0.50	0.31	1.03	—
2019	1.00	0.014	0.000*	(0.014)	—	1.00	1.43	285,778	0.91	1.43	1.02	—
2018	1.00	0.006	0.000*	(0.006)	—	1.00	0.62	1,070,474	0.95	0.64	1.03	—
Servicing Class (commenced operations on April 3, 2000)^^
2023	$ 1.00	$ 0.018	0.000*	$ (0.018)	$ —	$ 1.00	1.85%	$ 4,466,844	0.35%	3.66%	0.57%	—%
2022	1.00	0.005	0.000*	(0.005)	—	1.00	0.51	3,487,258	0.21	0.47	0.57	—
2021	1.00	0.000*	0.000*	(0.000)*	—	1.00	0.02	3,440,097	0.07	0.01	0.57	—
2020	1.00	0.005	0.001	(0.006)	—	1.00	0.57	3,216,095	0.31	0.46	0.57	—
2019	1.00	0.019	0.000*	(0.019)	—	1.00	1.89	2,036,891	0.46	1.87	0.57	—
2018	1.00	0.011	0.000*	(0.011)	—	1.00	1.11	2,942,980	0.46	1.12	0.56	—
City National Rochdale Government Bond Fund
Class N (commenced operations on April 13, 2000)
2023	$ 9.86	$ 0.03	$ 0.27	$ (0.03)	$ —	$ 10.13	3.07%	$ 1,746	1.04%	0.62%	2.26%	6%
2022	10.71	0.05	(0.85)	(0.05)	—	9.86	(7.45)	1,950	0.99	0.48	2.09	22
2021	10.91	0.05	(0.19)	(0.06)	—	10.71	(1.27)	2,823	1.03	0.53	1.67	14
2020	10.59	0.08	0.33	(0.09)	—	10.91	3.90	2,890	1.03	0.78	1.50	25
2019	10.27	0.09	0.33	(0.10)	—	10.59	4.12	2,827	1.03	0.87	1.35	60
2018	10.49	0.07	(0.19)	(0.09)	(0.01)	10.27	(1.21)	1,984	1.03	0.72	1.25	14
Servicing Class (commenced operations on January 14, 2000)
2023	$ 9.84	$ 0.04	$ 0.27	$ (0.04)	$ —	$ 10.11	3.20%	$ 16,355	0.79%	0.88%	2.01%	6%
2022	10.69	0.08	(0.85)	(0.08)	—	9.84	3.20	19,634	0.74	0.74	1.84	22
2021	10.89	0.08	(0.19)	(0.09)	—	10.69	(1.02)	27,169	0.78	0.79	1.41	14
2020	10.57	0.11	0.33	(0.12)	—	10.89	4.17	37,146	0.78	1.04	1.24	25
2019	10.26	0.11	0.33	(0.13)	—	10.57	4.28	40,675	0.78	1.10	1.11	60
2018	10.48	0.10	(0.20)	(0.11)	(0.01)	10.26	(0.98)	53,746	0.78	0.97	1.00	14
City National Rochdale Corporate Bond Fund
Class N (commenced operations on April 13, 2000)
2023	$ 9.59	$ 0.07	$ 0.22	$ (0.07)	$ —	$ 9.81	3.08%	$ 7,974	1.01%	1.46%	1.20%	6%
2022	10.69	0.10	(0.96)	(0.10)	(0.14)	9.59	(8.21)	9,925	1.00	0.95	1.19	24
2021	10.79	0.12	(0.10)	(0.12)	—	10.69	0.16	12,837	1.01	1.11	1.14	59
2020	10.53	0.18	0.26	(0.18)	—	10.79	4.21	11,827	1.01	1.66	1.12	35
2019	10.20	0.21	0.33	(0.21)	—	10.53	5.36	8,947	1.01	2.04	1.06	21
2018	10.43	0.18	(0.24)	(0.17)	—	10.20	(0.55)	7,065	1.01	1.72	1.12	29
Servicing Class (commenced operations on January 14, 2000)
2023	$ 9.58	$ 0.08	$ 0.22	$ (0.09)	$ —	$ 9.79	3.11%	$ 94,970	0.76%	1.72%	0.95%	6%
2022	10.67	0.12	(0.95)	(0.12)	(0.14)	9.58	(7.90)	95,436	0.75	1.21	0.95	24
2021	10.77	0.15	(0.11)	(0.14)	—	10.67	0.42	102,431	0.76	1.37	0.89	59
2020	10.52	0.20	0.26	(0.21)	—	10.77	4.38	121,827	0.76	1.93	0.87	35
2019	10.19	0.24	0.33	(0.24)	—	10.52	5.63	124,710	0.76	2.30	0.81	21
2018	10.41	0.20	(0.22)	(0.20)	—	10.19	(0.22)	132,532	0.76	1.95	0.87	29

*	Amount represents less than $0.001.
†	Per share calculations are based on Average Shares outstanding throughout the period.
‡

Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

^^	Effective November 28, 2012, Institutional Class Shares were redesignated as Servicing Class Shares. This share class name change had no impact on the Fund’s operations or investment policy.
(1)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 114

	Net Asset Value Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Securities	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)	Portfolio Turnover Rate
City National Rochdale California Tax Exempt Bond Fund
Class N (commenced operations on April 13, 2000)
2023	$ 9.85	$ 0.07	$ 0.35	$ (0.07)	$ —	$ 10.20	4.33%	$ 4,011	0.89%	1.49%	1.40%	12%
2022	10.80	0.09	(0.95)	(0.09)	—	9.85	(8.00)	6,045	0.87	0.84	1.25	24
2021	10.96	0.10	(0.14)	(0.10)	(0.02)	10.80	(0.43)	7,050	0.88	0.87	1.13	33
2020	10.80	0.12	0.16	(0.12)	—	10.96	2.65	7,417	0.88	1.14	1.10	23
2019	10.43	0.14	0.37	(0.14)	—	10.80	4.90	8,185	0.88	1.29	1.06	24
2018	10.64	0.13	(0.21)	(0.13)	—	10.43	(0.78)	7,760	0.88	1.20	1.07	26
Servicing Class (commenced operations on January 14, 2000)
2023	$ 9.82	$ 0.09	$ 0.34	$ (0.09)	$ —	$ 10.16	4.38%	$ 41,285	0.64%	1.77%	1.15%	12%
2022	10.76	0.11	(0.94)	(0.11)	—	9.82	(7.71)	41,508	0.62	1.06	0.99	24
2021	10.93	0.12	(0.15)	(0.12)	(0.02)	10.76	(0.27)	69,794	0.63	1.13	0.89	33
2020	10.77	0.15	0.16	(0.15)	—	10.93	2.91	70,935	0.63	1.40	0.86	23
2019	10.40	0.16	0.37	(0.16)	—	10.77	5.17	77,045	0.63	1.55	0.81	24
2018	10.61	0.15	(0.21)	(0.15)	—	10.40	(0.53)	78,830	0.63	1.46	0.83	26
City National Rochdale Municipal High Income Fund
Class N (commenced operations on December 30, 2013)
2023	$ 8.97	$ 0.18	$ 0.17	$ (0.17)	$ —	$ 9.15	3.97%	$ 679,771	1.08%	4.05%	1.08%	16%
2022	11.07	0.31	(2.10)	(0.31)	—	8.97	(16.47)	835,922	1.07	2.97	1.07	48
2021	10.61	0.33	0.46	(0.33)	—	11.07	7.51	1,235,195	1.07	3.03	1.07	15
2020	10.95	0.35	(0.34)	(0.35)	—	10.61	0.17	1,053,948	1.08	3.33	1.08	45
2019	10.57	0.38	0.39	(0.39)	—	10.95	7.47	894,519	1.08	3.60	1.08	33
2018	10.76	0.40	(0.22)	(0.37)	—	10.57	1.73	754,819	1.07	3.76	1.07	24
Servicing Class (commenced operations on December 30, 2013)
2023	$ 8.98	$ 0.20	$ 0.17	$ (0.19)	$ —	$ 9.16	4.10%	$ 523,042	0.83%	4.30%	0.83%	16%
2022	11.08	0.33	(2.10)	(0.33)	—	8.98	(16.24)	592,435	0.82	3.22	0.82	48
2021	10.62	0.36	0.46	(0.36)	—	11.08	7.77	823,230	0.82	3.27	0.82	15
2020	10.95	0.38	(0.33)	(0.38)	—	10.62	0.52	608,688	0.83	3.58	0.83	45
2019	10.57	0.41	0.39	(0.42)	—	10.95	7.74	570,401	0.83	3.85	0.83	33
2018	10.77	0.43	(0.23)	(0.40)	—	10.57	1.89	511,454	0.82	4.01	0.82	24
City National Rochdale Intermediate Fixed Income Fund
Institutional Class (commenced operations on December 20, 2013)
2023	$ 23.29	$ 0.23	$ 0.57	$ (0.27)	$ —	$ 23.82	3.45%	$ 1,261	0.51%	1.98%	0.86%	3%
2022	27.20	0.38	(3.13)	(0.41)	(0.75)	23.29	(10.45)	1,557	0.50	1.51	0.79	9
2021	27.57	0.46	(0.38)	(0.38)	(0.07)	27.20	0.27	3,247	0.51	1.68	0.67	74
2020	26.52	0.62	1.06	(0.63)	—	27.57	6.45	5,609	0.51	2.31	0.66	49
2019	25.33	0.68	1.24	(0.73)	—	26.52	7.66	4,359	0.51	2.61	0.58	35
2018	26.18	0.63	(0.81)	(0.67)	—	25.33	(0.70)	4,528	0.51	2.45	0.55	30
Class N (commenced operations on December 31, 1999)
2023	$ 23.31	$ 0.17	$ 0.58	$ (0.20)	$ —	$ 23.86	3.20%	$ 53,889	1.01%	1.47%	1.36%	3%
2022	27.21	0.26	(3.14)	(0.27)	(0.75)	23.31	(10.88)	64,295	1.00	1.02	1.29	9
2021	27.58	0.32	(0.38)	(0.24)	(0.07)	27.21	(0.24)	94,484	1.01	1.15	1.18	74
2020	26.52	0.49	1.07	(0.50)	—	27.58	5.95	99,695	1.01	1.83	1.15	49
2019	25.33	0.55	1.23	(0.59)	—	26.52	7.11	114,655	1.01	2.13	1.08	35
2018	26.17	0.50	(0.81)	(0.53)	—	25.33	(1.18)	179,392	1.01	1.95	1.05	30
City National Rochdale Fixed Income Opportunities Fund (Consolidated)
Class N (commenced operations on July 1, 2009)
2023	$ 18.60	$ 0.66	$ 0.56	$ (1.03)	$ —	$ 18.79	6.68%	$ 2,313,585	1.10%	7.04%	1.10%	40%
2022	23.39	1.16	(4.62)	(1.33)	—	18.60	(15.23)	3,070,638	1.09	5.44	1.09	94
2021	22.57	1.21	1.04	(1.43)	—	23.39	10.14	4,111,912	1.10	5.14	1.10	117
2020	24.22	1.53	(1.83)	(1.35)	—	22.57	(0.94)	3,739,101	1.10(3)	6.66	1.11(3)	143
2019	24.72	1.36	(0.45)	(1.41)	—	24.22	3.83	3,416,111	1.09(3)	5.53	1.10(3)	180
2018	25.81	1.19	(0.92)	(1.36)	—	24.72	1.09	3,002,607	1.09(2)	4.65	1.09(2)	162

†	Per share calculations are based on Average Shares outstanding throughout the period.
‡

Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.
(2)	The expense ratio includes acquired fund fee expenses from the investment in the Irish Company. Had this expense been excluded, the ratios would have been 1.09% and 1.09%, respectively.
(3)	The expense ratio includes acquired fund fee expenses from the investment in the Irish Company. Had this expense been excluded, the ratios would have been 1.09% and 1.09%, respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 115

financial highlights
For a Share Outstanding Throughout Each Period For the six months ended March 31, 2023 (Unaudited) and the year ended September 30,

	Net Asset Value Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Securities	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(1)(2)	Ratio of Net Investment Income to Average Net Assets(1)(2)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)(1)	Portfolio Turnover Rate
City National Rochdale Equity Income Fund
Class N (commenced operations on June 1, 1999)
2023	$ 35.40	$ 0.50	$ 2.66	$ (0.49)	$ (4.46)	$ —	$ 33.61	8.52%	$ 202,799	1.28%	2.74%	1.17%	7%
2022	40.58	1.02	(2.42)	(1.02)	(2.76)	—	35.40	(4.41)	202,680	1.12	2.47	1.17	24
2021	35.52	0.88	5.30	(1.12)	—	—	40.58	17.53	237,219	1.15	2.25	1.15	30
2020	41.01	0.73	(4.73)	(0.79)	(0.36)	(0.34)	35.52	(9.80)	222,097	1.15	1.95	1.15	20
2019	39.32	0.93	3.18	(1.12)	(1.30)	—	41.01	11.25	247,154	1.14	2.40	1.14	3
2018	40.40	1.10	0.12	(1.12)	(1.18)	—	39.32	3.10	239,439	1.14	2.79	1.14	10
City National Rochdale U.S. Core Equity Fund
Institutional Class (commenced operations on December 3, 2012)
2023	$ 20.66	$ 0.11	$ 3.15	$ (0.08)	$ (0.46)	$ —	$ 23.38	15.94%	$ 170	0.53%	1.00%	0.53%	23%
2022	26.49	0.17	(4.67)	(0.18)	(1.15)	—	20.66	(18.18)	126	0.52	0.70	0.52	28
2021	20.99	0.15	5.45	(0.10)	—	—	26.49	26.76	148	0.51	0.62	0.51	13
2020	19.32	0.10	2.21	(0.14)	(0.50)	—^	20.99	12.20	5,633	0.56	0.52	0.56	14
2019	18.21	0.20	1.79	(0.19)	(0.69)	—	19.32	12.01	443	0.52	1.07	0.52	22
2018	15.83	0.17	2.60	(0.18)	(0.21)	—	18.21	17.71	34	0.53	0.97	0.53	18
Class N (commenced operations on December 3, 2012)
2023	$ 20.46	$ 0.06	$ 3.11	$ (0.03)	$ (0.46)	$ —	$ 23.14	15.63%	$ 208,073	1.03%	0.50%	1.03%	23%
2022	26.25	0.04	(4.62)	(0.06)	(1.15)	—	20.46	(18.61)	184,503	1.02	0.17	1.02	28
2021	20.73	0.02	5.53	(0.03)	—	—	26.25	26.79	230,767	1.01	0.07	1.01	13
2020	19.10	0.05	2.14	(0.06)	(0.50)	—^	20.73	11.64	171,355	1.04	0.26	1.04	14
2019	18.01	0.10	1.78	(0.10)	(0.69)	—	19.10	11.49	157,700	1.02	0.57	1.02	22
2018	15.66	0.09	2.56	(0.09)	(0.21)	—	18.01	17.12	146,533	1.02	0.51	1.02	18
Servicing Class (commenced operations on December 3, 2012)
2023	$ 20.52	$ 0.08	$ 3.13	$ (0.05)	$ (0.46)	$ —	$ 23.22	15.81%	$ 161,550	0.78%	0.75%	0.78%	23%
2022	26.33	0.10	(4.64)	(0.12)	(1.15)	—	20.52	(18.42)	143,986	0.77	0.42	0.77	28
2021	20.77	0.08	5.54	(0.06)	—	—	26.33	27.13	187,735	0.76	0.32	0.76	13
2020	19.13	0.10	2.14	(0.10)	(0.50)	—^	20.77	11.91	155,403	0.78	0.52	0.78	14
2019	18.04	0.15	1.77	(0.14)	(0.69)	—	19.13	11.74	164,894	0.77	0.83	0.77	22
2018	15.69	0.13	2.56	(0.13)	(0.21)	—	18.04	17.38	154,589	0.77	0.76	0.77	18

†	Per share calculations are based on Average Shares outstanding throughout the period.
‡

Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

^	Amount represents less than $0.01 per share.
(1)	Annualized for periods less than one year.
(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 116

notes to financial statements/ consolidated notes to financial statements
March 31, 2023 (Unaudited)

1.	ORGANIZATION:

City National Rochdale Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company currently offering the following 9 series (each a “Fund” and collectively, the “Funds”): City National Rochdale Government Money Market Fund (“Government Money Market Fund”); City National Rochdale Government Bond Fund (“Government Bond Fund”), City National Rochdale Corporate Bond Fund (“Corporate Bond Fund”), City National Rochdale California Tax Exempt Bond Fund (“California Tax Exempt Bond Fund”), City National Rochdale Municipal High Income Fund (“Municipal High Income Fund”), City National Rochdale Intermediate Fixed Income Fund (“Intermediate Fixed Income Fund”) and City National Rochdale Fixed Income Opportunities Fund (“Fixed Income Opportunities Fund”) (collectively, the “Fixed Income Funds”); and City National Rochdale Equity Income Fund (“Equity Income Fund”) and City National Rochdale U.S. Core Equity Fund (“U.S. Core Equity Fund”) (collectively, the “Equity Funds”).

The investment objective of the Government Money Market Fund is to preserve your principal and maintain a high degree of liquidity while providing current income. The investment objective of the Government Bond Fund and Corporate Bond Fund is to provide current income as a primary part of a total return intermediate duration strategy. The investment objective of the California Tax Exempt Bond Fund is to provide current income exempt from federal and California state income tax. The investment objective of the Municipal High Income Fund is to provide a high level of current income that is not subject to federal income tax. The investment objective of the Intermediate Fixed Income Fund is to provide current income and capital appreciation. The investment objective of the Fixed Income Opportunities Fund is to provide a high level of current income. The investment objective of the Equity Income Fund is to provide significant income and long-term capital appreciation. The investment objective of the U.S. Core Equity Fund is to provide long-term capital appreciation.

The Trust is registered to offer: Class N shares of the Funds; Servicing Class shares of the Funds except for Intermediate Fixed Income Fund, Fixed Income Opportunities Fund and Equity Income Fund; Institutional Class shares of Intermediate Fixed Income and U.S. Core Equity Fund; Class S shares of the Government Money Market Fund.

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund is diversified with the exception of the California Tax Exempt Bond Fund, which is non-diversified.

The Government Bond Fund, the Corporate Bond Fund, and the Intermediate Fixed Income Fund were each liquidated on May 25, 2023.

2.	SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates – The Funds are investment companies that conform with accounting principles generally accepted in the United States of America (“GAAP”). Therefore the Funds follow the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of 60 days or less may be valued at their amortized cost, if the Fair Value Committee (the “Committee”) of City National Rochdale, LLC (“City National Rochdale” or the “Adviser”) concludes that such amortized cost approximates market value after taking into account factors such as credit, liquidity and interest rate conditions as well as issuer specific factors. Investments in underlying registered investment companies are valued at their respective daily net assets in accordance with pricing procedures approved by their respective boards. The prices for foreign securities are reported in local

CITY NATIONAL ROCHDALE FUNDS | PAGE 117

notes to financial statements/ consolidated notes to financial statements
March 31, 2023 (Unaudited)

currency and converted to U.S. Dollars using currency exchange rates. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from one or more independent brokers.

Securities for which market prices are not “readily available” are valued in accordance with the Fair Value Procedures approved by the Trust’s Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through the Committee designated by the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; for international securities, market events that occur after the close of the foreign markets that make closing prices not representative of fair value; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Investments in life settlement policies (“Policies”) are valued using a probabilistic method, for an actuarially derived valuation approach, in order to determine the fair value of each Policy. The Fair Value Procedures recognize that the Policies are illiquid and that no market currently exists for the Policies. Under the probabilistic method, two life expectancies are obtained from established life expectancy providers on the insured(s) of the Policy and an actuarial table is used to determine the probability of survival in each year going forward for the insured(s) for each of the two life expectancies. The probabilities associated with each life expectancy are then utilized, along with the premiums due and the death benefit of the Policy for each year of the Policy, to determine expected cash flows. These cash flows are then discounted at a rate that accounts for the risks associated with the Policy and various other factors. The valuations from each life expectancy are then typically averaged to obtain the desired market valuation for the investor. Life settlement policies are included in Level 3 of the fair value hierarchy.

In accordance with GAAP, the objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 — Quoted prices in inactive markets, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, the fair value measurement of which considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended March 31, 2023, there have been no changes to the Funds’ fair value methodologies. For more details on the investment classifications, refer to the Schedules of Investments/Consolidated Schedule of Investments.

Security Transactions and Related Income – Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining the net realized capital gains or losses on the sale of securities are those of the specific securities sold. Interest income is recognized on an accrual basis and dividend income is recognized on the ex-dividend date. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific method, which approximates the effective interest method over the holding period of a security, except for the Government Money Market Fund, which uses a straight line basis which is not materially different from the scientific method.

Repurchase Agreements – Securities pledged as collateral for repurchase agreements are held by BNY Mellon until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the investment adviser require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreements. Provisions

CITY NATIONAL ROCHDALE FUNDS | PAGE 118

of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.

TBA Transactions – The Funds may engage in “to be announced” (“TBA”) security transactions. Such transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Funds record TBA securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

Expense Allocation – Common expenses incurred by the Funds are allocated among the Funds (i) based upon relative average daily net assets, (ii) as incurred on a specific identification basis, (iii) equally, or (iv) based upon a combination of the above, depending on the nature of the expenditure.

Classes – Class-specific expenses are borne by that class. Income, non class-specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared daily and paid to shareholders monthly for the Government Money Market Fund and Fixed Income Funds, except for the Intermediate Fixed Income Fund and Fixed Income Opportunities Fund. Dividends from net investment income are declared and paid quarterly for the Intermediate Fixed Income Fund, Fixed Income Opportunities Fund and Equity Funds. Distributions from net realized capital gains are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

Foreign Currency – Values of investments denominated in foreign currencies are converted into U.S. Dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. Dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of gains and losses on investments that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Forward Foreign Currency Contracts – A forward foreign currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked to market daily and the change in market value is recorded as an unrealized gain/(loss) on forward foreign currency contracts in the Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, which is included within the realized gain/(loss) on foreign currency transactions in the Statements of Operations/Consolidated Statement of Operations. A Fund could be at risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably.

To reduce counterparty risk with respect to over-the-counter (“OTC”) transactions, the Fixed Income Opportunities Fund has entered into master netting arrangements, established within the Fixed Income Opportunities Fund’s International Swaps and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fixed Income Opportunities Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in forward foreign currency contracts for each individual counterparty. In addition, the Fixed Income Opportunities Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these agreements, the cash and/or securities will be made available to the Fixed Income Opportunities Fund.

For financial reporting purposes, the Fixed Income Opportunities Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities.

Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the marked to market amount of each transaction under such

CITY NATIONAL ROCHDALE FUNDS | PAGE 119

notes to financial statements/ consolidated notes to financial statements
March 31, 2023 (Unaudited)

agreement and comparing that amount to the value of any collateral currently pledged by the Fixed Income Opportunities Fund, or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fixed Income Opportunities Fund, if any, is reported separately on the Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fixed Income Opportunities Fund, if any, is noted in the Schedules of Investments/Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent the amounts due to the Fixed Income Opportunities Fund from the Fund’s counterparties are not fully collateralized, contractually or otherwise, the Fixed Income Opportunities Fund bears the risk of loss from counterparty nonperformance.

Futures Contracts – To the extent consistent with their investment objective and strategies, certain Funds may use futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains or losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures contract and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of March 31, 2023, if applicable.

Swaps – A Fund may invest in swaps as a non-principal investment strategy. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon measures such as prices, interest rates or indices. The nominal amount on which these cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indices or inflation rates.

Swaps may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swaps may be affected by a change in the specific interest rate, currency, or other factors that determine the payments due to and from a Fund. If a swap calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap would be likely to decline, potentially resulting in losses.

Generally, a swap has a fixed maturity date that is agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap either by assignment or by other disposition, or by entering into an offsetting swap with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.

A swap can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund will cover its current obligations under swaps according to guidelines established by the SEC. If a Fund enters into a swap on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap over the accrued amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

Options Contracts – A Fund may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When purchasing an option, a Fund will pay a premium which is included on the Fund’s Statement of Assets and Liabilities/Consolidated Statement of Assets and Liabilities

CITY NATIONAL ROCHDALE FUNDS | PAGE 120

and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

The net realized gain or loss on options contracts is reflected in the Statements of Operations/Consolidated Statement of Operations and the net unrealized gains/(losses) are included as a component of the net change in unrealized appreciation/(depreciation) on options contracts in the Statements of Operations/Consolidated Statement of Operations. Realized and changes in unrealized gains or losses on options contracts during the period as disclosed in the Statements of Operations/Consolidated Statement of Operations, serve as indicators of the volume of derivative activity for a Fund. As of March 31, 2023 and for the year then ended, there were no open options contracts.

Restricted Securities – Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale.

A Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. While restricted securities are generally presumed to be illiquid, it may be determined that a particular restricted security is liquid. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by a Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Master Limited Partnerships – Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Equity Income Fund may, as a non-principal investment strategy, invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986, interests or “units” of which are traded on securities exchanges like shares of corporate stock. To qualify as an MLP for U.S. Federal income tax purposes, an entity must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gains from the sale or disposition of real property, income and gains from certain mineral or natural resources activities, income and gains from the transportation or storage of certain fuels, and, in certain circumstances, income and gains from commodities or futures, forwards and options with respect to commodities, and gains from the sale or other disposition of a capital asset held for the production of such income. Mineral or natural resources activities include exploration, development, production, mining, processing, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity, and receive cash distributions. The MLPs themselves generally do not pay U.S. Federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy, natural resources or real estate sectors.

Investments in Irish Company – The Fixed Income Opportunities Fund may invest up to 15% of its net assets in life insurance policies and interests related thereto purchased through life settlement transactions. The Fund may invest in life insurance policies and related interests directly or through a company organized under the laws of Ireland (the “Irish Company”).

The principal purpose of investment in the Irish Company is to allow the Fixed Income Opportunities Fund to gain exposure to life insurance policies within the limitations of the federal tax law requirements applicable to regulated investment companies. The Irish Company is a company organized under the laws of Ireland and is overseen by its own board of directors. The Irish Company is not an investment company registered under the 1940 Act and is not subject to all of the investor protections of the 1940 Act.

Information regarding the Fixed Income Opportunities Fund and the Irish Company has been consolidated in the Consolidated Schedule of Investments, Consolidated Statement

CITY NATIONAL ROCHDALE FUNDS | PAGE 121

notes to financial statements/ consolidated notes to financial statements
March 31, 2023 (Unaudited)

of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights.

The net assets of the Irish Company at March 31, 2023, were $87,358, which represented 3.8% of the net assets of the Fixed Income Opportunities Fund.

Investments in Affiliated Securities – The Fixed Income Funds and Equity Funds may invest excess cash in the Government Money Market Fund, the Municipal High Income Fund and / or the Fixed Income Opportunities Fund.

3.	DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to more than one type of risk from derivatives held throughout the year. For Funds that held derivatives throughout the year with exposure to only one type of risk, additional information can be found on the Schedule of Investments/Consolidated Schedule of Investments and the Statements of Operations/Consolidated Statement of Operations.

The fair value of derivative instruments as of March 31, 2023, was as follows:

	Asset Derivatives		Liability Derivatives
	Consolidated Statement of Assets and Liabilities Location	Fair Value (000)	Consolidated Statement of Assets and Liabilities Location	Fair Value (000)
Derivatives not accounted for as hedging instruments:
Fixed Income Opportunities Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$—	Net Assets — Unrealized depreciation on futures contracts	$1,314
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	2,361	Unrealized loss on forward foreign currency contracts	9,980
Total derivatives not accounted for as hedging instruments		$2,361		$11,294

Amount of realized gain or (loss) on derivatives recognized in income (000):

Derivatives not accounted for as hedging instruments	Forward Currency Contracts	Futures	Total
Fixed Income Opportunities Fund
Interest rate contracts	$—	$1,520	$1,520
Foreign exchange contracts	(20,884)	—	(20,884)
Total	$(20,884)	$1,520	$(19,364)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income (000):

Derivatives not accounted for as hedging instruments	Forward Currency Contracts	Futures	Total
Fixed Income Opportunities Fund
Interest rate contracts	$—	$(2,608)	$(2,608)
Foreign exchange contracts	(18,141)	—	(18,141)
Total	$(18,141)	$(2,608)	$(20,749)

The following table discloses the volume of the Fixed Income Opportunities Fund’s forward foreign currency contracts activity during the period ended March 31, 2023 (000):

Fixed Income Opportunities Fund
Forwards:
Average Notional Balance Long	$—
Average Notional Balance Short	—
Futures:
Average Notional Balance Long	—
Average Notional Balance Short	—

The following tables present, by derivative type, the Fixed Income Opportunities Fund’s OTC derivative assets and liabilities net of the related collateral posted for the benefit of the Fixed Income Opportunities Fund at March 31, 2023 (000):

Derivative Type	Derivative Assets Subject to a Netting Agreement or Similar Arrangement	Derivative Available for Offset	Collateral Received	Net Amount
Fixed Income Opportunities Fund
Forward Foreign Currency Contracts
State Street	$51	$—	$—	$51
U.S. Bank	2,310	(9,949)	—	(7,639)

CITY NATIONAL ROCHDALE FUNDS | PAGE 122

Derivative Type	Derivative Liabilities Subject to a Netting Agreement or Similar Arrangement	Derivative Available for Offset	Collateral Pledged	Net Amount
Fixed Income Opportunities Fund
Forward Foreign Currency Contracts
BNP Paribas	$(31)	$—	$—	$(31)
U.S. Bank	(9,949)	9,949	—	—

4.	ADMINISTRATION, TRANSFER AGENT, DISTRIBUTION AND SHAREHOLDER SERVICES AGREEMENTS:

Pursuant to an Amended and Restated Administration Agreement dated January 1, 2013, as amended (the “Agreement”), SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, acts as the Trust’s administrator. Under the terms of the Agreement, the Administrator is entitled to receive an annual fee based on the average daily net assets of the Trust, subject to a minimum annual fee.

The Trust has adopted a Rule 12b-1 Distribution Plan (“the Plan”) with respect to Class N and Class S Shares that allows each Fund to pay distribution fees. Pursuant to the Plan, SEI Investments Distribution Co. (the “Distributor”) may receive a distribution fee, computed daily and paid monthly, at the annual rate of 0.50% of the average daily net assets of the Class S Shares and 0.30% of the average daily net assets of the Class N Shares of the Government Money Market Fund and 0.25% of the Class N Shares of the Fixed Income Funds and Equity Funds, which may be used by the Distributor to provide compensation for sales support and distribution-related activities. Pursuant to a Distribution Coordination Agreement, the entirety of the fees received by the Distributor pursuant to the Plan is transmitted to CNR Securities, LLC (“CNR Securities”) as Sub-Distribution Coordinator. CNR Securities then reallows those fees to broker-dealers and service providers, including the Adviser and other affiliates, for payments for distribution services of the type identified in the Plan, and retains any undistributed balance of fees received from the Distributor.

The Government Money Market Fund has contractually agreed to limit the distribution fee payable by Class S shares of the Fund to 0.45% through January 31, 2024. Anytime prior to January 31, 2024, the arrangement may be terminated without penalty by the Board.

U.S. Bank Global Fund Services (the “Transfer Agent”) serves as transfer agent for the Trust and provides services at an annual rate of $20,000 per share class for all Funds plus other transaction based fees and out-of-pocket expenses.

The Trust has entered into a Shareholder Services Agreement that permits payment of compensation to City National Bank (“CNB”), its affiliates (including City National Rochdale) and others, which provide certain specified shareholder services to shareholders of all classes of each Fund, except for the Institutional Class shares. As compensation for the provision of such services, each Fund will pay CNB a fee of 0.25% of the average daily net assets of the applicable classes on an annual basis, payable monthly.

CNB and City National Rochdale have agreed to voluntarily waive portions of their shareholder servicing fees with respect to certain Funds. For the period ended March 31, 2023, CNB and City National Rochdale received $9,972,559 in shareholder servicing fees from the Trust.

Certain officers of the Trust are also officers or employees of City National Rochdale, CNB or the Administrator. Such officers are paid no fees by the Trust for serving as officers of the Trust.

5.	INVESTMENT ADVISORY FEES AND OTHER AGREEMENTS:

Under the terms of the current investment management agreement, City National Rochdale receives an annual fee equal to a percentage of the average daily net assets of each Fund, as follows:

Fund	Fee
Government Money Market Fund	0.26%
Government Bond Fund	0.43
Corporate Bond Fund	0.40
California Tax Exempt Bond Fund	0.27
Municipal High Income Fund	0.50
Intermediate Fixed Income Fund	0.40
Fixed Income Opportunities Fund	0.50
Equity Income Fund	0.50
U.S. Core Equity Fund	0.40

City National Rochdale has contractually agreed to waive the management fee for the Government Money Market Fund such that the fee charged is 0.15% through January 31, 2024. Anytime prior to January 31, 2024, the arrangement may be terminated without penalty (a) by the Board, or (b) by the Adviser effective no earlier than January 31, 2024, upon at least 60 days’ prior written notice. Management fees waived by the Adviser pursuant to this arrangement will not be eligible for reimbursement by the Fund to the Adviser.

CITY NATIONAL ROCHDALE FUNDS | PAGE 123

notes to financial statements/ consolidated notes to financial statements
March 31, 2023 (Unaudited)

As of March 31, 2023, Alcentra LTD, Alcentra NY, LLC, AllFinancial Partners II LLC, Federated Investment Management Company, Seix Investment Advisors LLC, and T. Rowe Price Associates, Inc. act as the investment sub-advisers with respect to the Fixed Income Opportunities Fund.

Sub-adviser fees are paid by City National Rochdale.

City National Rochdale has voluntarily agreed to limit its fees or reimburse expenses to the extent necessary to keep operating expenses at or below certain percentages of certain of the Funds’ respective average daily net assets. The voluntary expense limitations (expressed as percentages of the average daily net assets) are as follows:

	Government Bond Fund	Corporate Bond Fund
Institutional Class	n/a	n/a
Class N	1.03%	1.01%
Class S	n/a	n/a
Servicing Class	0.78%	0.76%

	California Tax Exempt Bond Fund	Intermediate Fixed Income Fund	Fixed Income Opportunities Fund	Equity Income Fund
Institutional Class	n/a	0.51%	n/a	n/a
Class N	0.88%	1.01%	1.09%	0.50%
Servicing Class	0.63%	n/a	n/a	n/a

Any fee reductions or expense reimbursements may be repaid by a Fund to City National Rochdale, within three years after occurrence if such repayments can be achieved within the Fund’s expense limit in effect at the time such expenses were incurred and if certain other conditions are satisfied.

As of March 31, 2023, fees which were previously waived by City National Rochdale which may be subject to possible future reimbursement were as follows:

Fund	Potential Amount of Recovery (000)	Expiration
Government Bond Fund	$196	2023
	223	2024
	266	2025
Corporate Bond Fund	144	2023
	168	2024
	215	2025
California Tax Exempt Bond Fund	181	2023
	202	2024
	249	2025
Intermediate Fixed Income Fund	160	2023
	183	2024
	237	2025

During the period ended March 31, 2023, City National Rochdale did not recover previously waived fees for the Equity Income Fund.

6.	INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from the sale and maturities of securities, other than temporary investments in short-term securities for the period ended March 31, 2023, were as follows for the Fixed Income Funds and Equity Funds:

	Purchases		Sales and Maturities
Fund	U.S. Gov’t (000)	Other (000)	U.S. Gov’t (000)	Other (000)
Government Bond Fund	$1,132	$—	$3,910	$1,173
Corporate Bond Fund	2,488	2,919	2494	10,330
California Tax Exempt Bond Fund	—	4,921	—	10,552
Municipal High Income Fund	—	198,267	—	442,086
Intermediate Fixed Income Fund	1,984	—	9,822	4,679
Fixed Income Opportunities Fund	—	740,200	—	1,279,116
Equity Income Fund	—	14,892	—	29,988
U.S. Core Equity	—	82,300	—	92,707

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

7.	FEDERAL TAX INFORMATION:

Each Fund intends to qualify or continue to qualify as a regulated investment company for U.S. Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for U.S. Federal income taxes are required.

Management has analyzed the Funds’ tax positions taken on U.S. Federal income tax returns for all open tax years and has concluded that as of September 30, 2022, no provision for income tax would be required in the Funds’ financial statements. The Funds’ U.S. Federal and state income and U.S. Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

CITY NATIONAL ROCHDALE FUNDS | PAGE 124

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with U.S. Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended September 30, 2022, and September 30, 2021, unless otherwise indicated were as follows:

Fund	Tax Exempt Income (000)	Ordinary Income (000)	Long-Term Capital Gain (000)	Return of Capital (000)	Total (000)
Government Money Market Fund
2022	$—	$22,017	$—	$—	$22,017
2021	—	636	—	—	636
Government Bond Fund
2022	$—	182	$—	$—	$182
2021	—	286	—	—	286
Corporate Bond Fund
2022	$—	1485	1373	$—	$2,858
2021	—	1,679	—	—	1,679
California Tax Exempt Bond Fund
2022	678	11	20	$—	$709
2021	834	38	134	—	1,006
Municipal High Income Fund
2022	$54,772	$2,662	$—	$—	$57,434
2021	56,118	1,276	—	—	57,394
Intermediate Fixed Income Fund
2022	$—	$867	$2,477	$—	$3,344
2021	—	948	266	—	1,214
Fixed Income Opportunities Fund
2022	$—	$223,593	$—	$—	$223,593
2021	—	246,026	$—	—	246,026
Equity Income Fund
2022	$—	$5,722	$15,865	$—	$21,587
2021	—	4,902	1,919	$—	6,821
U.S. Core Equity Fund
2022	$—	$1,134	$18,498	$—	$19,632
2021	—	736	$—	$—	736

As of September 30, 2022, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income (000)	Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)	Capital Loss Carryforwards (000)	Post-October Losses (000)	Unrealized Appreciation (Depreciation) (000)	Other Temporary Differences (000)*	Total Distributable Earnings (Accumulated Losses) (000)
Government Money Market Fund	$—	$8,032	$—	$—	$(2)	$—	$(8,017)	$13
Government Bond Fund	—	15	—	(504)	—	(1,409)	(13)	(1,911)
Corporate Bond Fund	—	176	10	—	—	(9,382)	(115)	(9,311)
California Tax Exempt Bond Fund	58	—	—	(1)	(1,495)	(2,241)	(60)	(3,739)
Municipal High Income Fund	5,046	—	—	(57,169)	(85,986)	(176,349)	(4,614)	(319,072)
Intermediate Fixed Income Fund	—	343	—	—	(77)	(8,048)	(3)	(7,785)
Fixed Income Opportunities Fund	—	86,593	—	(99,535)	(229,927)	(963,629)	4	(1,206,494)
Equity Income Fund	—	—	25,253	—	—	16,229	4	41,486
U.S. Core Equity Fund	—	—	7,275	—	—	145,765	—	153,040

*	Other temporary differences primarily consist of dividend payable.

CITY NATIONAL ROCHDALE FUNDS | PAGE 125

notes to financial statements/ consolidated notes to financial statements
March 31, 2023 (Unaudited)

Post-October losses represent losses realized on investments and foreign currency transactions from November 1, 2021, through September 30, 2022, that, in accordance with U.S. Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

The Funds have capital losses carried forward as follows:

Fund	Short-Term Loss (000)	Long-Term Loss (000)	Total (000)
Government Bond Fund	$39	$465	$504
California Tax Exempt Bond Fund	1	—	1
Municipal High Income Fund	35,451	21,718	57,169
Fixed Income Opportunities Fund	950	98,585	99,535

During the year ended September 30, 2022, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

Fund	Amount (000)
Government Bond Fund	$42

The aggregate gross unrealized appreciation on investments, the aggregate gross unrealized depreciation on investments and the net unrealized appreciation/(depreciation) for tax purposes as of March 31, 2023, for each of the Fixed Income Funds’ and Equity Funds’ investments were as follows:

Fund	Federal Tax Cost (000)	Aggregate Gross Unrealized Appreciation (000)	Aggregate Gross Unrealized Depreciation (000)	Net Unrealized Appreciation (Depreciation) (000)
Government Bond Fund	$18,950	$11	$(876)	$(865)
Corporate Bond Fund	109,109	23	(6,844)	(6,821)
California Tax Exempt Bond Fund	44,227	326	(329)	(3)
Municipal High Income Fund	1,277,254	20,296	(118,960)	(98,664)
Intermediate Fixed Income Fund	60,274	30	(5,740)	(5,710)
Fixed Income Opportunities Fund	2,598,832	47,984	(415,340)	(367,356)
Equity Income Fund	179,887	34,155	(11,885)	22,270
U.S. Core Equity Fund	191,358	179,732	(1,844)	177,888

At March 31, 2023, the Government Money Market Fund’s cost of securities for U.S. Federal income tax purposes approximates the cost disclosed in the Schedule of Investments.

8.	CONCENTRATION OF RISK

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

The Intermediate Fixed Income Fund, the Fixed Income Opportunities Fund and the Equity Income Fund may invest in exchange-traded notes (“ETNs”), each as a non-principal investment strategy. ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a weekly basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity. ETNs are riskier than ordinary unsecured debt securities and have no principal protection. The Funds will generally invest in ETNs which are linked to commodities indexes. A Fund’s investment in an ETN may be influenced by many unpredictable factors, including highly volatile commodities prices, changes in supply and demand relationships, weather, agriculture, trade, changes in interest rates, and monetary and other governmental policies, action and inaction. Investing in ETNs is not equivalent to investing directly in index components or the relevant index itself. Because ETNs are debt securities, they possess credit risk; if the issuer has financial difficulties or goes bankrupt, the investor may not receive the return expected and may suffer a loss.

The Municipal High Income Fund, Intermediate Fixed Income Fund and Fixed Income Opportunities Fund may invest in lower-rated corporate bonds, known as high yield bonds. High yield bonds involve greater risks of default, downgrade, or price declines and are more volatile than investment grade securities. Issuers of high yield bonds may be more susceptible than other issuers to economic downturns and investors are subject to a greater risk that the issuer may not be able to pay interest or dividends, or repay the principal upon maturity. Discontinuation of these payments could have a substantial adverse effect on the market value of the security.

The Intermediate Fixed Income Fund and Fixed Income Opportunities Fund may invest in asset-backed and mortgage-backed securities. As a general rule, prepayments of the principal of the loans underlying mortgage-backed or other pass-through securities increase during a period of falling interest rates and decrease during a period of rising interest rates. In periods of declining interest rates, as a result of prepayments a Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, the securities subject to prepayment risk held by a Fund may exhibit price characteristics of longer-term debt securities.

CITY NATIONAL ROCHDALE FUNDS | PAGE 126

The Intermediate Fixed Income Fund and Fixed Income Opportunities Fund may invest in bank loans. Bank loans are not traded on an exchange and purchasers and sellers of bank loans generally rely on market makers, typically the administrative agent under a bank loan, to effect private sales transactions. As a result, bank loans may have relatively less liquidity than other types of fixed income assets, and a Fund may be more likely to incur losses on the sale of bank loans than on other, more liquid, investments.

The Fixed Income Opportunities Fund may invest in beneficial interests in individual life insurance Policies. A Policy owner transfers his or her Policy at a discount to its face value (the amount that is payable upon the death of the insured) in return for an immediate cash settlement. The ultimate purchaser of the Policy (in this case, the Fund) is responsible for premiums payable on the Policy and is entitled to receive the full face value from the insurance company upon the death of the insured. If the Fund is unable to make premium payments on a Policy, the Policy will lapse and the Fund will lose its ownership interest in the Policy. There is currently no established secondary market for Policies, and the Policies are not considered liquid investments by the Fund. If the Fund must sell Policies to meet redemption requests or for other cash needs, the Fund may be forced to sell at a loss. The longer the insured lives, the lower the Fund’s rate of return on the Policy. The underwriter’s estimate of the insured’s life expectancy may be incorrect. An insurance company may be unable or may refuse to pay benefits on a Policy. In addition, market quotations will not be readily available for the Policies and the Policies will be priced using a fair value methodology adopted by the Board. The sales price the Fund could receive for a Policy may differ from the Trust’s valuation of the Policy. A Policy is a liability of the issuing life insurance company, and if the life insurance company goes out of business, sufficient funds may not be available to pay that liability.

California Tax Exempt Bond Fund – Specific Risks

The ability of issuers to pay interest on, and repay the principal of, California municipal securities may be affected by economic and political developments in the State of California.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions’ or financial guaranty assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if the Fund concentrates its letters of credit in any one financial institution, the risk of credit quality deterioration increases.

A more complete description of risks is included in the Funds’ prospectus and statement of additional information.

CITY NATIONAL ROCHDALE FUNDS | PAGE 127

notes to financial statements/ consolidated notes to financial statements
March 31, 2023 (Unaudited)

9.	CAPITAL SHARES ISSUED AND REDEEMED:

Capital share activity for the period ended March 31, 2023, and the year ended September 30, 2021, was as follows (000):

	Government Money Market Fund		Government Bond Fund		Corporate Bond Fund
	2023	2022	2023	2022	2023	2022
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	—	—	—	—	—	—
Shares issued in lieu of dividends and distributions	—	—	—	—	—	—
Shares redeemed	—	—	—	—	—	—
Net Institutional Class transactions	—	—	—	—	—	—
Class N:
Shares issued	937,049	564,965	4	10	225	148
Shares issued in lieu of dividends and distributions	6,936	961	—	1	5	20
Shares redeemed	(840,883)	(860,618)	(30)	(77)	(452)	(334)
Net Class N transactions	103,102	(294,692)	(26)	(66)	(222)	(166)
Class S:
Shares issued	1,727,115	2,355,075	—	—	—	—
Shares issued in lieu of dividends and distributions	—	—	—	—	—	—
Shares redeemed	(1,708,915)	(2,319,186)	—	—	—	—
Net Class S transactions	18,200	35,889	—	—	—	—
Servicing Class:
Shares issued	11,753,246	10,595,087	145	202	1,575	2,158
Shares issued in lieu of dividends and distributions	47,165	8,237	1	2	6	24
Shares redeemed	(10,820,830)	(10,556,161)	—	(749)	(1,851)	(1,813)
Net Servicing Class transactions	979,581	47,163	146	(545)	(270)	369

	California Tax Exempt Bond Fund		Municipal High Income Fund
	2023	2022	2023	2022
CAPITAL SHARES ISSUED AND REDEEMED:
Class N:
Shares issued	21	53	16,992	35,148
Shares issued in lieu of dividends and distributions	2	3	818	1,704
Shares redeemed	(244)	(95)	(36,708)	(55,285)
Net Class N transactions	(221)	(39)	(18,898)	(18,433)
Servicing Class:
Shares issued	697	838	6,769	24,505
Shares issued in lieu of dividends and distributions	3	8	220	433
Shares redeemed	(864)	(3,104)	(15,862)	(33,287)
Net Servicing Class transactions	(164)	(2,258)	(8,873)	(8,349)

CITY NATIONAL ROCHDALE FUNDS | PAGE 128

	Intermediate Fixed Income Fund		Fixed Income Opportunities Fund
	2023	2022	2023	2022
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	—	3	—	—
Shares issued in lieu of dividends and distributions	—	2	—	—
Shares redeemed	(14)	(57)	—	—
Net Institutional Class transactions	(14)	(52)	—	—
Class N:
Shares issued	410	382	11,660	47,379
Shares issued in lieu of dividends and distributions	17	112	4,769	7,421
Shares redeemed	(927)	(1,208)	(58,408)	(65,498)
Net Class N transactions	(500)	(714)	(41,979)	(10,698)
Class Y:
Shares issued	—	—	—	—
Shares issued in lieu of dividends and distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net Class Y transactions	—	—	—	—

	Equity Income Fund		U.S. Core Equity Fund
	2023	2022	2023	2022
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	—	—	1	3
Shares issued in lieu of dividends and distributions	—	—	—	— (a)
Shares redeemed	—	—	—	(3)
Net Institutional Class transactions	—	—	1	— (a)
Class N:
Shares issued	426	712	534	1,176
Shares issued in lieu of dividends and distributions	525	350	163	315
Shares redeemed	(642)	(1,183)	(725)	(1,264)
Net Class N transactions	309	(121)	(28)	227
Servicing Class:
Shares issued	—	—	373	771
Shares issued in lieu of dividends and distributions	—	—	16	33
Shares redeemed	—	—	(447)	(918)
Net Servicing Class transactions	—	—	(58)	(114)

(a)	Less than 1,000.

CITY NATIONAL ROCHDALE FUNDS | PAGE 129

notes to financial statements/ consolidated notes to financial statements
March 31, 2023 (Unaudited)

10.	LINE OF CREDIT

The Funds, except for the Government Money Market Fund, have an unsecured Loan Agreement (“LOC”) with U.S. Bank N.A. Under the terms of the LOC, borrowings for an individual Fund are limited to either the lesser of 10% of the Fund’s net assets or an explicit amount on the LOC. Interest is charged to a Fund based on its borrowings at prime rate minus 0.50%.

Borrowing activity under the LOC for the period ended March 31, 2023, was as follows:

Fund	Maximum Amount of Line of Credit (000)	Interest Expense (000)	Average Rate	Average Borrowings (000)	Maximum Amount Outstanding (000)
Fixed Income Opportunities Fund	$400,000	$402	2.75%	$32,240	$81,895
Equity Income Fund	400,000	3	2.75	849	5,601

11. SUBSEQUENT EVENTS

The Trust has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no adjustments were required to the financial statements as of March 31, 2023, and no issues were noted to disclose.

CITY NATIONAL ROCHDALE FUNDS | PAGE 130

disclosure of fund expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, class-specific distribution fees, acquired fund fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a Fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 1, 2022 through March 31, 2023).

The table below illustrates each Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that each Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in each Fund, and the “Ending Account Value” number is derived from deducting that expense cost from each Fund’s gross investment return.

You can use this information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for the Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare each Fund’s costs with those of other mutual funds. It assumes that each Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess each Fund’s comparative cost by comparing the hypothetical result for each Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes - NOT each Fund’s actual return - the account values shown do not apply to your specific investment.

CITY NATIONAL ROCHDALE FUNDS | PAGE 131

disclosure of fund expenses (Unaudited)

	Beginning Account Value 10/1/2022	Ending Account Value 3/31/2023	Annualized Expense Ratios	Expense Paid During Period*
City National Rochdale Government Money Market Fund
Actual Fund Return
Class N	$1,000.00	$1,017.00	0.65%	$3.27
Class S	1,000.00	1,016.20	0.80%	4.02
Servicing Class	1,000.00	1,018.50	0.35%	1.76

Hypothetical 5% Return
Class N	$1,000.00	$1,021.69	0.65%	$3.28
Class S	1,000.00	1,019.85	0.80%	4.03
Servicing Class	1,000.00	1,023.19	0.35%	1.77

City National Rochdale Government Bond Fund
Actual Fund Return
Class N	$1,000.00	$1,030.70	1.04%	$5.27
Servicing Class	1,000.00	1,032.00	0.79%	4.00

Hypothetical 5% Return
Class N	$1,000.00	$1,019.75	1.04%	$5.24
Servicing Class	1,000.00	1,020.99	0.79%	3.98

City National Rochdale Corporate Bond Fund
Actual Fund Return
Class N	$1,000.00	$1,030.80	1.01%	$5.11
Servicing Class	1,000.00	1,031.10	0.76%	3.85

Hypothetical 5% Return
Class N	$1,000.00	$1,019.90	1.01%	$5.09
Servicing Class	1,000.00	1,021.14	0.76%	3.83

City National Rochdale California Tax Exempt Bond Fund
Actual Fund Return
Class N	$1,000.00	$1,043.30	0.89%	$4.53
Servicing Class	1,000.00	1,043.80	0.64%	3.26

Hypothetical 5% Return
Class N	$1,000.00	$1,020.49	0.89%	$4.48
Servicing Class	1,000.00	1,021.74	0.64%	3.23

City National Rochdale Municipal High Income Fund
Actual Fund Return
Class N	$1,000.00	$1,039.70	1.08%	$5.49
Servicing Class	1,000.00	1,041.00	0.83%	4.22

Hypothetical 5% Return
Class N	$1,000.00	$1,019.55	1.08%	$5.44
Servicing Class	1,000.00	1,020.79	0.83%	4.18

City National Rochdale Intermediate Fixed Income Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,034.50	0.51%	$2.59
Class N	1,000.00	1,032.00	1.01%	5.12

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,022.39	0.51%	$2.57
Class N	1,000.00	1,019.90	1.01%	5.09

City National Rochdale Fixed Income Opportunities Fund
Actual Fund Return
Class N	$1,000.00	$1,066.80	1.10%	$5.62

Hypothetical 5% Return
Class N	$1,000.00	$1,019.50	1.10%	$5.49

City National Rochdale Equity Income Fund
Actual Fund Return
Class N	$1,000.00	$1,085.20	1.28%	$6.65

Hypothetical 5% Return
Class N	$1,000.00	$1,018.55	1.28%	$6.44

City National Rochdale U.S. Core Equity Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,159.40	0.53%	$2.85
Class N	1,000.00	1,156.30	1.03%	5.54
Servicing Class	1,000.00	1,158.10	0.78%	4.20

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,022.29	0.53%	$2.67
Class N	1,000.00	1,019.80	1.03%	5.19
Servicing Class	1,000.00	1,021.04	0.78%	3.93

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the on-half year period).

CITY NATIONAL ROCHDALE FUNDS | PAGE 132

liquidity risk management program (Unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), which requires an open-end investment company to adopt a written liquidity risk management program that is reasonably designed to assess and manage the fund’s liquidity risk. A fund’s “liquidity risk” is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund.

The series of City National Rochdale Funds (the “Trust”), excluding the City National Rochdale Government Money Market Fund (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed City National Rochdale, LLC, the Funds’ investment adviser (“City National Rochdale”), as the Program administrator for the Funds. City National Rochdale established a Liquidity Risk Management Committee to manage the Program for the Funds. The Committee’s responsibilities include oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness. As part of its responsibilities as the Program administrator, City National Rochdale has retained a third party to perform certain functions, including providing market data and liquidity classifications for the Funds’ investments.

At a Board meeting held on December 1, 2022, City National Rochdale provided a written report (the “Report”) to the Board addressing the operation, adequacy, and effectiveness of the Program, including any material changes to the Program, for the period from October 1, 2021, through September 30, 2022 (the “Reporting Period”). The Report concluded that the Program was adequately implemented and operated effectively during the Reporting Period. There were no material changes to the Program during the Reporting Period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus and statement of additional information for more information regarding the Fund’s exposure to liquidity risk, and the other principal risks to which an investment in the Fund may be subject.

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CITY NATIONAL ROCHDALE FUNDS | PAGE 136

THANK YOU

for your investment with City National Rochdale Funds. We value the trust you have placed in us to help you achieve your financial goals.

City National Rochdale®

AN RBC/CITY NATIONAL COMPANY

CNR-SA-004-1500

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	City National Rochdale Funds

By (Signature and Title)	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro,
President and Chief Executive Officer
Date: June 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro,
Date: June 8, 2023	President and Chief Executive Officer

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger, Treasurer (Principal Financial and Accounting Officer and Controller)
Date: June 8, 2023